Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (4.2%)
	BHP Group Ltd.	12,096,459	509,872
	Commonwealth Bank of Australia	3,976,554	497,088
	Westpac Banking Corp.	8,128,060	215,534
	National Australia Bank Ltd.	7,291,515	211,133
	ANZ Group Holdings Ltd.	7,181,941	187,701
	Wesfarmers Ltd.	2,687,002	168,301
	Macquarie Group Ltd.	830,624	147,451
	Woodside Energy Group Ltd.	4,507,923	105,508
	Rio Tinto Ltd.	880,926	104,990
	CSL Ltd.	1,156,974	100,032
	Goodman Group	4,750,076	98,891
	Woolworths Group Ltd.	2,897,883	80,867
	Transurban Group	7,403,711	76,886
	QBE Insurance Group Ltd.	3,560,318	61,753
	Aristocrat Leisure Ltd.	1,285,905	57,795
	Coles Group Ltd.	3,189,613	53,882
	Fortescue Ltd.	3,762,643	48,825
	Northern Star Resources Ltd.	3,292,947	45,636
	Brambles Ltd.	3,203,556	43,977
	Santos Ltd.	7,746,056	43,020
	Evolution Mining Ltd.	4,812,291	38,158
	Computershare Ltd. (XASX)	1,257,039	36,119
*	James Hardie Industries plc GDR	1,352,800	34,922
	Suncorp Group Ltd.	2,584,109	34,769
	Scentre Group	12,412,891	34,080
	South32 Ltd.	10,639,671	33,920
	Telstra Group Ltd.	9,326,133	32,925
	Insurance Australia Group Ltd.	5,356,192	31,913
	Origin Energy Ltd.	4,063,043	30,653
	Washington H Soul Pattinson & Co. Ltd.	818,665	26,570
	Sigma Healthcare Ltd.	12,109,293	24,969
	BlueScope Steel Ltd.	1,043,830	23,942
	Medibank Pvt Ltd.	6,596,077	23,909
*	PLS Group Ltd.	7,486,189	21,752
	APA Group	2,965,176	21,211
*	Lynas Rare Earths Ltd.	2,137,351	20,978
	Lottery Corp. Ltd.	5,280,468	20,689
*	Xero Ltd.	390,723	19,507
*,1	NEXTDC Ltd.	1,999,520	18,807
	Charter Hall Group	1,118,714	18,293
	Orica Ltd.	1,111,124	18,151
	ALS Ltd.	1,189,001	17,946
	ASX Ltd.	465,000	17,937
	Vicinity Ltd.	9,388,070	17,643
	Stockland	5,809,696	17,391
[1]	Sonic Healthcare Ltd.	1,117,496	17,103
	GPT Group	4,630,637	16,679
*	Mineral Resources Ltd.	404,029	16,421
	Ampol Ltd.	575,173	16,228
[1]	CAR Group Ltd.	867,009	15,831
	Technology One Ltd.	713,345	15,558
*	Light & Wonder Inc. GDR	189,965	15,193
	JB Hi-Fi Ltd.	259,531	14,930
*	Sandfire Resources Ltd.	1,113,987	14,746
	Pro Medicus Ltd.	126,669	14,410
	SGH Ltd.	465,675	14,401
	Ramsay Health Care Ltd.	444,263	13,807
[1]	Cochlear Ltd.	155,637	13,044
	REA Group Ltd.	112,621	12,719
	Mirvac Group	9,647,341	12,099

		Shares	Market Value ($000)
	Aurizon Holdings Ltd.	4,092,788	12,036
	WiseTech Global Ltd.	461,180	11,887
	Qantas Airways Ltd.	1,705,915	11,871
	Bendigo & Adelaide Bank Ltd.	1,402,850	11,278
	Dexus	2,578,164	10,827
*	Genesis Minerals Ltd.	2,582,090	10,344
	Dyno Nobel Ltd.	3,871,212	10,247
	HUB24 Ltd.	170,172	10,133
	Ramelius Resources Ltd.	4,488,690	9,653
	Whitehaven Coal Ltd.	1,865,635	9,214
	AMP Ltd.	5,817,922	8,766
	Steadfast Group Ltd.	2,445,297	8,739
	Endeavour Group Ltd.	3,551,966	8,669
	Cleanaway Waste Management Ltd.	5,227,340	8,584
	Downer EDI Ltd.	1,524,814	8,296
	SEEK Ltd.	795,009	8,203
	AGL Energy Ltd.	1,401,256	8,154
	a2 Milk Co. Ltd.	1,673,618	8,084
	Challenger Ltd.	1,163,306	7,994
	Worley Ltd.	1,060,585	7,872
	Ansell Ltd.	331,719	7,618
*	IGO Ltd.	1,561,940	7,517
	Bank of Queensland Ltd.	1,495,440	6,966
	Sims Ltd.	369,933	6,608
*,1	Telix Pharmaceuticals Ltd.	652,331	6,481
[1]	Reece Ltd.	555,317	6,235
	Treasury Wine Estates Ltd.	1,691,728	5,851
	Metcash Ltd.	2,503,786	5,346
	Region Group	2,650,705	4,432
	Iluka Resources Ltd.	1,003,247	4,242
	Netwealth Group Ltd.	278,644	4,206
	Harvey Norman Holdings Ltd.	1,203,003	4,143
	New Hope Corp. Ltd.	1,128,399	4,133
	Atlas Arteria Ltd.	1,108,572	3,915
	TPG Telecom Ltd.	1,496,169	3,756
	Yancoal Australia Ltd.	887,853	3,498
	Perpetual Ltd.	261,814	3,478
[1]	Flight Centre Travel Group Ltd.	368,272	3,404
	Lendlease Corp. Ltd.	1,585,677	3,363
	Deterra Royalties Ltd.	965,575	2,939
	Orora Ltd.	2,852,040	2,911
	Magellan Financial Group Ltd.	397,101	2,658
	Beach Energy Ltd.	3,358,117	2,160
[1]	Domino's Pizza Enterprises Ltd.	140,921	1,834
	GQG Partners Inc. GDR	1,805,620	1,725
			4,019,735
Austria (0.2%)
	Erste Group Bank AG	666,882	87,177
[2]	BAWAG Group AG	183,626	37,239
	OMV AG	339,313	24,812
	Raiffeisen Bank International AG	303,085	20,809
	ANDRITZ AG	157,466	14,833
	Verbund AG	154,169	10,582
	Vienna Insurance Group AG Wiener Versicherung Gruppe	81,563	6,684
	Strabag SE Class BR	60,252	5,815
	Telekom Austria AG	162,236	1,901
			209,852
Belgium (0.7%)
	Anheuser-Busch InBev SA NV	2,249,784	195,403
*	Argenx SE	147,588	126,409
	KBC Group NV	526,644	75,762
	UCB SA	285,103	73,181
	Ageas SA	463,526	38,360
	Groupe Bruxelles Lambert NV	179,034	16,148
	Ackermans & van Haaren NV	51,297	15,920
	Elia Group SA	105,072	15,055
	Syensqo SA	165,839	14,753
	Lotus Bakeries NV	952	12,211
	Warehouses De Pauw CVA	473,025	12,173

		Shares	Market Value ($000)
	Financiere de Tubize SA	49,890	11,158
	Sofina SA	37,509	10,630
	D'ieteren Group	49,109	10,136
			627,299
Brazil (0.9%)
	Vale SA	8,306,376	124,993
	Petroleo Brasileiro SA - Petrobras	7,191,967	69,577
	Itau Unibanco Holding SA ADR	7,255,099	61,378
	B3 SA - Brasil Bolsa Balcao	11,996,007	37,225
	Axia Energia SA	3,166,236	32,992
	WEG SA	3,540,552	32,967
	Banco BTG Pactual SA	2,773,819	31,081
	Cia de Saneamento Basico do Estado de Sao Paulo	5,501,105	30,060
	Embraer SA	1,619,458	27,759
*	PRIO SA	1,933,298	23,207
	Ambev SA	7,346,018	23,172
	Petroleo Brasileiro SA - Petrobras ADR	1,340,658	22,992
	Banco Bradesco SA ADR	5,751,795	20,764
	Equatorial SA	2,448,002	18,670
	Vibra Energia SA	2,493,753	17,735
	Banco Do Brasil SA	4,020,759	16,934
	Localiza Rent a Car SA (BVMF)	2,032,634	15,081
	Suzano SA	1,572,709	13,440
	Cia Paranaense de Energia - Copel	4,500,701	13,167
[2]	Rede D'Or Sao Luiz SA	1,774,599	12,127
	BB Seguridade Participacoes SA	1,442,351	11,740
	Banco Bradesco SA	3,664,712	11,560
	Raia Drogasil SA	3,115,016	11,356
*	Eneva SA	2,114,311	10,974
	Ultrapar Participacoes SA	1,648,922	10,751
	Energisa SA	1,030,874	10,129
	Itau Unibanco Holding SA	1,090,510	9,818
	Telefonica Brasil SA	1,480,979	9,533
	Rumo SA	3,266,253	9,304
[1]	Ambev SA ADR	2,780,831	8,648
	Motiva Infraestrutura de Mobilidade SA	2,828,439	8,236
	TOTVS SA	1,252,757	7,676
	Klabin SA	2,077,026	7,478
	Cia de Saneamento de Minas Gerais Copasa MG.	572,900	7,252
	TIM SA	1,757,600	6,737
	Gerdau SA ADR	1,291,284	6,405
	Lojas Renner SA	2,284,670	6,129
	MBRF Global Foods Co. SA	1,750,939	6,058
	Engie Brasil Energia SA	1,030,258	6,057
	Caixa Seguridade Participacoes SA	1,409,800	5,632
	Banco Santander Brasil SA	945,053	5,336
	Allos SA	957,064	5,115
	Smartfit Escola de Ginastica e Danca SA (BVMF)	1,234,772	4,799
	Porto Seguro SA	423,624	4,571
*	Cosan SA	5,436,671	4,365
	Transmissora Alianca de Energia Eletrica SA	554,656	4,339
	Sendas Distribuidora SA	2,580,470	4,327
	Multiplan Empreendimentos Imobiliarios SA	761,248	4,224
	CPFL Energia SA	441,600	4,019
	Brava Energia	949,200	3,708
	Hypera SA	856,078	3,592
*	Natura Cosmeticos SA	2,063,662	3,411
	Cia De Saneamento do Parana Sanepar	361,500	2,584
[2]	GPS Participacoes e Empreendimentos SA	1,048,784	2,425
	Alupar Investimento SA	376,472	2,423
	Cia Energetica de Minas Gerais ADR	980,613	2,148
*	Auren Energia SA	740,384	1,604
	Telefonica Brasil SA ADR	93,829	1,212
	Sendas Distribuidora SA ADR	123,992	1,025
	CSN Mineracao SA	885,900	998
	Grupo Mateus SA	1,162,900	924
	M Dias Branco SA	226,386	766
*	Cia Siderurgica Nacional SA	773,351	738
*	Cia Siderurgica Nacional SA ADR	641,247	632

		Shares	Market Value ($000)
	Cia Paranaense de Energia - Copel ADR	38,914	456
	Cia Energetica de Minas Gerais	127,394	411
	TIM SA ADR	10,306	198
			887,144
Canada (7.7%)
	Royal Bank of Canada	3,326,392	696,220
	Toronto-Dominion Bank	3,975,871	476,588
*	Shopify Inc. Class A	2,918,228	341,773
	Bank of Montreal	1,680,480	301,452
	Enbridge Inc.	5,166,500	281,129
	Canadian Imperial Bank of Commerce	2,187,292	259,070
	Bank of Nova Scotia	2,928,908	256,923
	Canadian Natural Resources Ltd.	4,865,254	231,766
	Brookfield Corp.	4,982,098	211,744
	Suncor Energy Inc.	2,833,088	190,254
	Canadian Pacific Kansas City Ltd.	2,115,244	187,888
	Manulife Financial Corp.	3,980,227	176,773
	Agnico Eagle Mines Ltd.	1,212,205	175,987
	TC Energy Corp.	2,480,063	167,006
	Canadian National Railway Co.	1,294,040	164,542
	National Bank of Canada	918,721	148,604
	Wheaton Precious Metals Corp.	1,082,097	117,700
	Alimentation Couche-Tard Inc.	1,770,104	114,918
	Sun Life Financial Inc.	1,318,905	109,428
	Barrick Mining Corp. (XTSE)	2,947,670	108,184
	Constellation Software Inc.	47,066	100,823
	Waste Connections Inc.	599,762	100,473
	Franco-Nevada Corp.	457,037	97,233
	Cenovus Energy Inc.	3,181,777	95,940
*	Celestica Inc.	272,616	90,208
	Cameco Corp.	1,034,517	89,279
	Power Corp. of Canada	1,258,804	86,024
	Dollarama Inc.	628,930	85,677
	Fairfax Financial Holdings Ltd.	49,746	83,305
	Intact Financial Corp.	420,914	82,645
	Nutrien Ltd.	1,147,720	79,219
	Fortis Inc. (XTSE)	1,208,787	68,810
	Pembina Pipeline Corp.	1,390,147	67,968
	Teck Resources Ltd. Class B	1,119,000	67,339
	Kinross Gold Corp.	2,854,348	65,808
	Loblaw Cos. Ltd.	1,301,666	61,107
	Restaurant Brands International Inc.	817,208	60,440
*	Bombardier Inc. Class B	205,718	49,563
	RB Global Inc.	442,442	48,529
*	First Quantum Minerals Ltd.	1,621,609	44,952
	Brookfield Asset Management Ltd. Class A (XTSE)	899,840	43,527
	Magna International Inc.	621,237	42,605
	Pan American Silver Corp.	986,316	42,468
	Imperial Oil Ltd.	309,391	40,113
	Lundin Mining Corp.	1,616,140	40,016
	WSP Global Inc.	322,077	39,350
	Tourmaline Oil Corp.	885,508	39,107
	Emera Inc.	727,506	38,875
	Great-West Lifeco Inc.	584,692	38,764
	Barrick Mining Corp.	1,025,962	37,684
	Whitecap Resources Inc.	2,895,255	34,160
	CGI Inc.	452,922	33,152
	ARC Resources Ltd.	1,342,717	32,116
	iA Financial Corp. Inc.	215,596	31,877
[2]	Hydro One Ltd.	754,927	31,450
	Thomson Reuters Corp.	316,524	31,051
	Metro Inc.	456,850	30,367
	AltaGas Ltd.	737,679	29,352
	Toromont Industries Ltd.	194,727	29,291
	Alamos Gold Inc. Class A	1,002,337	27,857
	George Weston Ltd.	366,133	27,364
	GFL Environmental Inc.	623,403	25,744
	TFI International Inc.	184,871	24,976
	Gildan Activewear Inc. (XTSE)	438,809	24,290

		Shares	Market Value ($000)
	AtkinsRealis Group Inc.	391,302	24,254
	TMX Group Ltd.	656,284	23,988
	Keyera Corp.	550,592	23,393
	Element Fleet Management Corp.	954,969	21,431
*	CAE Inc.	770,048	19,863
*	IAMGOLD Corp.	1,388,233	19,647
	Stantec Inc.	274,262	19,355
	First Majestic Silver Corp.	1,160,371	17,416
	Canadian Tire Corp. Ltd. Class A	115,927	16,920
	Equinox Gold Corp.	1,807,936	16,198
	BCE Inc.	746,340	16,190
	Saputo Inc.	571,187	16,066
*	Descartes Systems Group Inc.	207,325	15,570
	Open Text Corp.	594,205	15,064
	FirstService Corp.	100,362	14,137
*	Ivanhoe Mines Ltd. Class A	1,900,794	13,654
	Lundin Gold Inc.	239,202	13,393
	TELUS Corp.	1,258,823	12,015
	IGM Financial Inc.	177,783	11,054
	Quebecor Inc. Class B	116,504	5,391
	Enbridge Inc. (XTSE)	30,400	1,656
*	Bombardier Inc. Class A	5,416	1,326
*	Lunr Royalties Corp.	47,890	634
			7,397,462
Chile (0.2%)
	Banco De Chile	106,057,234	22,097
	Falabella SA	2,804,295	18,749
	Latam Airlines Group SA	629,462,391	16,750
	Banco de Credito e Inversiones SA	182,996	13,167
	Sociedad Quimica y Minera de Chile SA ADR	141,568	9,494
	Banco Santander Chile ADR	269,039	9,311
	Plaza SA	1,942,229	7,875
	Parque Arauco SA (XSGO)	1,684,861	7,145
	Empresas Copec SA	921,991	6,297
	Cencosud SA	2,856,235	6,005
	Enel Americas SA	43,955,341	4,160
	Enel Chile SA	43,398,262	3,827
	Banco Santander Chile	39,419,061	3,434
	Banco Itau Chile SA	146,449	3,308
	Latam Airlines Group SA ADR	61,508	3,245
	Quinenco SA	676,273	3,244
	Cencosud Shopping SA	1,137,059	2,856
	Empresas CMPC SA	2,499,645	2,836
	Colbun SA	16,441,722	2,458
	Aguas Andinas SA Class A	6,305,059	2,302
	Cia Cervecerias Unidas SA	299,097	1,732
	Cia Sud Americana de Vapores SA	29,514,277	1,524
	Enel Chile SA ADR	288,934	1,283
			153,099
China (7.3%)
	Tencent Holdings Ltd.	14,884,104	909,463
	Alibaba Group Holding Ltd.	43,541,740	663,288
	China Construction Bank Corp. Class H	206,104,517	241,848
	Industrial & Commercial Bank of China Ltd. Class H	191,097,655	182,802
*	PDD Holdings Inc. ADR	1,838,118	162,784
*,2	Meituan Class B	13,107,578	154,754
*,2	Xiaomi Corp. Class B	41,113,568	150,866
	NetEase Inc.	4,343,482	115,564
	Bank of China Ltd. Class H	158,904,284	111,472
	Ping An Insurance Group Co. of China Ltd. Class H	14,722,362	109,987
	BYD Co. Ltd. Class H	8,522,965	101,891
	JD.com Inc. Class A	5,870,013	96,562
*	Baidu Inc. Class A	5,103,262	70,693
*	Trip.com Group Ltd.	1,441,335	67,527
	China Life Insurance Co. Ltd. Class H	17,767,183	66,146
	PetroChina Co. Ltd. Class H	47,702,969	60,700
	Zijin Mining Group Co. Ltd. Class H	14,102,882	59,881
	Agricultural Bank of China Ltd. Class H	71,633,835	57,592
	China Merchants Bank Co. Ltd. Class H	8,819,841	57,224

		Shares	Market Value ($000)
*	BeOne Medicines Ltd. Class H	1,880,700	46,491
*,2	Wuxi Biologics Cayman Inc.	8,955,612	44,200
	Contemporary Amperex Technology Co. Ltd. Class A	750,399	43,992
*,2	Innovent Biologics Inc.	3,910,347	43,179
	China Shenhua Energy Co. Ltd. Class H	7,654,360	42,404
	Kweichow Moutai Co. Ltd. Class A	207,535	41,496
[2]	Kuaishou Technology	7,399,800	41,211
[1]	Contemporary Amperex Technology Co. Ltd. Class H	496,101	39,274
	Yum China Holdings Inc.	809,043	38,336
	Geely Automobile Holdings Ltd.	14,977,097	37,938
	PICC Property & Casualty Co. Ltd. Class H	16,610,470	34,667
[1,2]	Pop Mart International Group Ltd.	1,611,000	33,431
	China Petroleum & Chemical Corp. Class H	54,060,731	30,551
	ANTA Sports Products Ltd.	2,975,473	29,946
	China Resources Land Ltd.	6,953,316	29,417
*,2	Hua Hong Grace Semiconductor Ltd.	1,632,633	26,607
	KE Holdings Inc. Class A	4,710,114	26,419
	Zhongji Innolight Co. Ltd. Class A	185,317	24,678
	China Hongqiao Group Ltd.	7,814,067	24,588
[2]	Nongfu Spring Co. Ltd. Class H	4,334,000	24,136
	ZTO Express Cayman Inc.	991,600	23,730
	China Pacific Insurance Group Co. Ltd. Class H	6,051,225	23,618
*	XPeng Inc. Class A	3,544,716	22,992
[1,2]	WuXi AppTec Co. Ltd. Class H	1,078,098	22,109
*	NIO Inc. Class A	4,479,189	21,979
	China Merchants Bank Co. Ltd. Class A	3,595,809	21,108
*,1,2	Akeso Inc.	1,758,000	21,064
	CSPC Pharmaceutical Group Ltd.	18,982,869	20,766
	China CITIC Bank Corp. Ltd. Class H	20,717,749	20,428
*,1	Li Auto Inc. Class A	2,973,173	20,249
	New Oriental Education & Technology Group Inc.	3,446,450	20,211
	H World Group Ltd.	4,690,810	19,928
	Weichai Power Co. Ltd. Class H	4,721,334	19,741
	CMOC Group Ltd. Class H	8,817,984	19,005
	Midea Group Co. Ltd. Class H	1,493,302	18,920
	CITIC Ltd.	12,016,697	18,915
	Yangzijiang Shipbuilding Holdings Ltd.	6,069,496	18,527
*	J&T Global Express Ltd.	14,191,400	18,255
	Ping An Insurance Group Co. of China Ltd. Class A	2,202,021	17,887
	China Yangtze Power Co. Ltd. Class A	4,128,357	17,797
	Zijin Mining Group Co. Ltd. Class A	3,568,174	17,458
	China Mengniu Dairy Co. Ltd.	7,210,504	17,398
	Cambricon Technologies Corp. Ltd. Class A	104,503	17,096
	Bank of Communications Co. Ltd. Class H	17,521,099	16,881
	Haier Smart Home Co. Ltd. Class H	5,826,301	16,796
	Full Truck Alliance Co. Ltd. ADR	1,745,574	16,565
	Agricultural Bank of China Ltd. Class A	15,614,629	15,966
	Foxconn Industrial Internet Co. Ltd. Class A	1,893,100	15,893
	Hygon Information Technology Co. Ltd. Class A	386,101	15,842
[2]	Postal Savings Bank of China Co. Ltd. Class H	24,062,351	15,585
	China Overseas Land & Investment Ltd.	9,000,129	15,480
	BYD Co. Ltd. Class A	1,083,865	15,378
	Sino Biopharmaceutical Ltd.	23,641,718	15,168
[2]	China Tower Corp. Ltd. Class H	11,782,705	15,062
	Kanzhun Ltd. ADR	901,394	14,675
*,1	Horizon Robotics	22,034,400	14,625
	New China Life Insurance Co. Ltd. Class H	2,366,989	14,596
	Industrial & Commercial Bank of China Ltd. Class A	12,202,897	14,447
	People's Insurance Co. Group of China Ltd. Class H	20,429,882	14,203
*,1,2	SenseTime Group Inc. Class B	76,354,000	14,147
*	Bilibili Inc. Class Z	710,163	13,518
	Eoptolink Technology Inc. Ltd. Class A	229,748	13,470
[2]	Guotai Haitong Securities Co. Ltd. Class H	7,025,017	13,385
	China Gold International Resources Corp. Ltd.	570,100	12,871
*,2	JD Health International Inc.	2,530,723	12,735
[2]	Hansoh Pharmaceutical Group Co. Ltd.	3,078,608	12,605
	China Resources Power Holdings Co. Ltd.	5,011,843	12,348
	NAURA Technology Group Co. Ltd. Class A	120,460	12,238
[2]	China International Capital Corp. Ltd. Class H	4,346,827	11,988
	China Resources Beer Holdings Co. Ltd.	3,888,130	11,731

		Shares	Market Value ($000)
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,827,990	11,724
	Tencent Music Entertainment Group ADR	1,233,719	11,659
	Yankuang Energy Group Co. Ltd. Class H	7,631,178	11,616
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,523,565	11,521
	Sunny Optical Technology Group Co. Ltd.	1,599,918	11,435
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	916,430	11,116
	CITIC Securities Co. Ltd. Class H	3,178,265	11,095
	Jiangxi Copper Co. Ltd. Class H	2,447,392	11,012
	Zhaojin Mining Industry Co. Ltd. Class H	4,018,637	10,894
	ENN Energy Holdings Ltd.	1,815,918	10,866
	Sinotruk Hong Kong Ltd.	2,041,384	10,581
	Li Ning Co. Ltd.	5,423,802	10,478
[1]	Kingboard Laminates Holdings Ltd.	2,760,618	10,284
	Luxshare Precision Industry Co. Ltd. Class A	1,198,939	10,217
[2]	CGN Power Co. Ltd. Class H	26,768,536	9,871
	Aluminum Corp. of China Ltd. Class H	9,029,642	9,832
	Industrial Bank Co. Ltd. Class A	3,480,328	9,744
[2]	3SBio Inc.	4,504,269	9,619
*	TAL Education Group ADR	766,814	9,585
	China Taiping Insurance Holdings Co. Ltd.	3,404,272	9,551
	Bank of Communications Co. Ltd. Class A	8,866,800	9,430
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	149,100	9,167
	China Coal Energy Co. Ltd. Class H	6,512,041	8,926
	PetroChina Co. Ltd. Class A	5,421,502	8,926
	China Galaxy Securities Co. Ltd. Class H	8,912,617	8,656
	CITIC Securities Co. Ltd. Class A	2,046,586	8,615
	China Construction Bank Corp. Class A	5,350,300	8,601
*,2	JD Logistics Inc.	4,442,917	8,519
	Kunlun Energy Co. Ltd.	9,019,356	8,341
	Tsingtao Brewery Co. Ltd. Class H	1,401,057	8,330
	Jiangsu Hengrui Medicine Co. Ltd. Class A	1,023,522	8,198
	China Shenhua Energy Co. Ltd. Class A	1,204,720	8,148
	CMOC Group Ltd. Class A	2,771,503	8,007
*,1	UBTech Robotics Corp. Ltd. Class H	768,950	7,988
	East Money Information Co. Ltd. Class A	2,647,014	7,904
	China Minsheng Banking Corp. Ltd. Class H	17,074,169	7,900
	Kingsoft Corp. Ltd.	2,297,523	7,882
	Advanced Micro-Fabrication Equipment Inc. Class A	153,983	7,835
	Bank of China Ltd. Class A	8,721,859	7,832
	Huaneng Power International Inc. Class H	10,170,226	7,816
[2]	China Resources Mixc Lifestyle Services Ltd.	1,532,600	7,795
	WuXi AppTec Co. Ltd. Class A	405,721	7,716
	Shanghai Pudong Development Bank Co. Ltd. Class A	5,463,735	7,695
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	302,400	7,674
	Sinopharm Group Co. Ltd. Class H	3,457,706	7,668
[1,2]	Huatai Securities Co. Ltd. Class H	3,514,585	7,576
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	1,480,700	7,559
	Guangdong Investment Ltd.	6,996,664	7,551
	Vipshop Holdings Ltd. ADR	488,557	7,494
*,1	Gds Holdings Ltd. Class A	1,835,927	7,471
	Wuliangye Yibin Co. Ltd. Class A	639,071	7,383
	Anhui Conch Cement Co. Ltd. Class H	3,050,437	7,187
*,1	Kingdee International Software Group Co. Ltd.	6,607,303	7,101
	Kingboard Holdings Ltd.	1,411,813	7,060
	Guotai Haitong Securities Co. Ltd. (XSSC)	2,549,926	6,928
	CRRC Corp. Ltd. Class H	10,311,000	6,919
	Bosideng International Holdings Ltd.	10,894,931	6,866
	GF Securities Co. Ltd. Class H	3,048,197	6,647
	Tingyi Cayman Islands Holding Corp.	4,356,367	6,598
	Great Wall Motor Co. Ltd. Class H	5,714,716	6,557
*	Genscript Biotech Corp.	2,847,596	6,550
	China CSSC Holdings Ltd. Class A	1,221,300	6,366
*,1	Alibaba Health Information Technology Ltd.	13,850,719	6,359
	Shengyi Technology Co. Ltd. Class A	399,900	6,253
	GigaDevice Semiconductor Inc. Class A	110,871	6,195
[2]	Shandong Gold Mining Co. Ltd. Class H	2,393,616	6,179
[1]	ZTE Corp. Class H	1,950,312	6,172
*,1	WuXi XDC Cayman Inc.	910,000	6,003
	Minth Group Ltd.	1,665,514	5,900
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,032,593	5,856

		Shares	Market Value ($000)
	Shaanxi Coal Industry Co. Ltd. Class A	1,594,700	5,853
	China Pacific Insurance Group Co. Ltd. Class A	1,216,766	5,822
	China Longyuan Power Group Corp. Ltd. Class H	7,880,086	5,798
	China Nonferrous Mining Corp. Ltd.	3,031,000	5,720
	Montage Technology Co. Ltd. Class A	188,642	5,718
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	7,488,293	5,692
	Hengan International Group Co. Ltd.	1,780,293	5,616
	Wanhua Chemical Group Co. Ltd. Class A	505,720	5,575
[2]	Ganfeng Lithium Group Co. Ltd. Class H	1,185,790	5,570
[1,2]	Haidilao International Holding Ltd.	3,660,237	5,538
	Ping An Bank Co. Ltd. Class A	3,192,439	5,502
	China Merchants Port Holdings Co. Ltd.	2,788,229	5,445
	Tongcheng-Elong Holdings Ltd.	2,952,918	5,376
	China Resources Gas Group Ltd.	2,515,489	5,366
	Far East Horizon Ltd.	6,105,301	5,362
	Bank of Jiangsu Co. Ltd. Class A	3,053,090	5,351
	China Everbright Environment Group Ltd.	8,196,484	5,338
[1]	BYD Electronic International Co. Ltd.	1,772,591	5,308
	Sungrow Power Supply Co. Ltd. Class A	343,466	5,282
	Muyuan Foods Group Co. Ltd. Class A	896,037	5,210
	Chaozhou Three-Circle Group Co. Ltd. Class A	316,700	5,188
	Shennan Circuits Co. Ltd. Class A	112,339	5,124
*,1	GCL Technology Holdings Ltd.	65,780,000	5,117
	Bank of Ningbo Co. Ltd. Class A	1,076,569	5,086
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,853,306	5,046
[1,2]	Smoore International Holdings Ltd.	4,294,350	5,041
*,1	China Ruyi Holdings Ltd.	27,199,840	4,998
	China Gas Holdings Ltd.	6,405,592	4,996
[1]	Laopu Gold Co. Ltd. Class H	120,100	4,940
	NARI Technology Co. Ltd. Class A	1,350,087	4,866
	WUS Printed Circuit Kunshan Co. Ltd. Class A	314,870	4,836
	BOE Technology Group Co. Ltd. Class A	5,899,300	4,803
[1,2]	Longfor Group Holdings Ltd.	5,434,335	4,756
*	Pony AI Inc. ADR	600,439	4,725
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	199,573	4,698
	China State Construction Engineering Corp. Ltd. Class A	6,713,729	4,677
[2]	Meitu Inc.	7,725,000	4,668
[1]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	636,200	4,637
	China National Nuclear Power Co. Ltd. Class A	3,423,100	4,594
	Sany Heavy Industry Co. Ltd. Class H	1,699,200	4,569
	China Railway Group Ltd. Class H	9,920,299	4,567
	China Medical System Holdings Ltd.	2,985,850	4,550
*,1	Zai Lab Ltd.	2,495,210	4,547
	Piotech Inc. Class A	46,136	4,538
	Avary Holding Shenzhen Co. Ltd. Class A	374,695	4,523
	Suzhou TFC Optical Communication Co. Ltd. Class A	179,292	4,522
*,1,2	Remegen Co. Ltd. Class H	429,000	4,470
	Weichai Power Co. Ltd. Class A	1,066,548	4,417
	JOYY Inc. ADR	59,545	4,381
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,886,180	4,364
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	766,705	4,361
[1,2]	Giant Biogene Holding Co. Ltd.	1,094,400	4,299
	Want Want China Holdings Ltd.	9,958,807	4,286
	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,099,181	4,268
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	985,325	4,230
	Hithink RoyalFlush Information Network Co. Ltd. Class A	121,192	4,219
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,049,900	4,213
	Postal Savings Bank of China Co. Ltd. Class A	5,478,888	4,206
	Sany Heavy Industry Co. Ltd. Class A	1,374,500	4,186
	Shenzhen Inovance Technology Co. Ltd. Class A	437,200	4,151
	Gree Electric Appliances Inc. of Zhuhai Class A	653,823	4,098
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,179,821	4,063
[1]	C&D International Investment Group Ltd.	2,063,759	4,043
[1]	China State Construction International Holdings Ltd.	3,681,767	4,039
	Victory Giant Technology Huizhou Co. Ltd. Class A	142,600	4,024
	Beijing Enterprises Holdings Ltd.	988,088	3,985
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	103,500	3,974
	China Petroleum & Chemical Corp. Class A	4,998,500	3,905
	CRRC Corp. Ltd. Class A	4,269,997	3,898
[1]	China National Building Material Co. Ltd. Class H	8,194,232	3,889

		Shares	Market Value ($000)
	SF Holding Co. Ltd. Class A	741,455	3,847
	China Oilfield Services Ltd. Class H	4,240,706	3,846
	China Conch Venture Holdings Ltd.	3,423,415	3,845
	Lens Technology Co. Ltd. Class A	812,500	3,789
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	200,559	3,777
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	1,127,400	3,764
[2]	Yadea Group Holdings Ltd.	2,710,000	3,714
	Haitian International Holdings Ltd.	1,391,947	3,691
*	Hua Hong Grace Semiconductor Ltd. Class A	104,798	3,684
	China Jushi Co. Ltd. Class A	656,853	3,672
[1]	SF Holding Co. Ltd. Class H	825,200	3,558
	Shenzhen Longsys Electronics Co. Ltd. Class A	69,194	3,556
	Bank of Nanjing Co. Ltd. Class A	2,057,565	3,545
	Zhejiang Expressway Co. Ltd. Class H	3,967,629	3,513
	Haier Smart Home Co. Ltd. Class A	1,015,296	3,485
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	216,658	3,484
*	Nine Dragons Paper Holdings Ltd.	3,593,072	3,463
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	587,200	3,458
*	Qinghai Salt Lake Industry Co. Ltd. Class A	854,495	3,450
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	693,700	3,450
	MINISO Group Holding Ltd.	1,048,752	3,424
[1]	China Cinda Asset Management Co. Ltd. Class H	27,065,916	3,422
[1]	Guming Holdings Ltd.	1,140,400	3,400
	China Everbright Bank Co. Ltd. Class A	7,229,826	3,397
	Country Garden Services Holdings Co. Ltd.	4,747,727	3,388
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	44,867,000	3,380
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	168,997	3,372
	China United Network Communications Ltd. Class A	5,023,100	3,318
	China Merchants Energy Shipping Co. Ltd. Class A	1,338,400	3,317
	China Minsheng Banking Corp. Ltd. Class A	6,172,952	3,311
	Yuanjie Semiconductor Technology Co. Ltd. Class A	20,390	3,286
	Bank of Shanghai Co. Ltd. Class A	2,341,891	3,279
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	2,307,996	3,267
[1,2]	China Feihe Ltd.	7,751,745	3,254
	Jiangsu Expressway Co. Ltd. Class H	2,609,275	3,227
*	Fosun International Ltd.	5,302,788	3,215
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,531,066	3,211
	Baoshan Iron & Steel Co. Ltd. Class A	3,516,400	3,194
	Luzhou Laojiao Co. Ltd. Class A	236,925	3,190
[1]	China Everbright Bank Co. Ltd. Class H	7,833,063	3,186
*,1,2	NetEase Cloud Music Inc.	195,600	3,186
*	Accelink Technologies Co. Ltd. Class A	133,200	3,185
	China Merchants Securities Co. Ltd. Class A	1,221,367	3,181
	New China Life Insurance Co. Ltd. Class A	340,447	3,180
	Qfin Holdings Inc. ADR	226,689	3,146
	Hwatsing Technology Co. Ltd. Class A	82,422	3,136
	China Communications Services Corp. Ltd. Class H	5,757,205	3,134
	Autohome Inc. ADR	134,946	3,133
	ZTE Corp. Class A	619,479	3,102
	Beijing Kingsoft Office Software Inc. Class A	77,196	3,094
	Aluminum Corp. of China Ltd. Class A	2,173,800	3,092
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,183,315	3,075
	Huatai Securities Co. Ltd. Class A	1,058,428	3,075
	RLX Technology Inc. ADR	1,518,862	3,068
[1]	China Power International Development Ltd.	8,472,326	3,066
	Zangge Mining Co. Ltd. Class A	254,596	3,033
[2]	CSC Financial Co. Ltd. Class H	2,011,248	3,026
*	Skyverse Technology Co. Ltd. Class A	58,682	3,008
	Fuyao Glass Industry Group Co. Ltd. Class A	340,212	3,006
[1]	Xinyi Solar Holdings Ltd.	10,680,220	2,998
*	Suzhou Centec Communications Co. Ltd. Class A	58,712	2,958
	Bank of Hangzhou Co. Ltd. Class A	1,201,435	2,930
	JCET Group Co. Ltd. Class A	294,800	2,862
	CSC Financial Co. Ltd. Class A	748,638	2,860
	Hengtong Optic-electric Co. Ltd. Class A	403,200	2,828
*,1	Mixue Group Class H	97,600	2,824
	Eve Energy Co. Ltd. Class A	350,764	2,821
	GF Securities Co. Ltd. Class A	892,048	2,820
	Yankuang Energy Group Co. Ltd. Class A	936,702	2,803
	China CITIC Bank Corp. Ltd. Class A	2,398,335	2,779

		Shares	Market Value ($000)
*,1,2	East Buy Holding Ltd.	1,016,000	2,778
	China Three Gorges Renewables Group Co. Ltd. Class A	4,806,000	2,778
*	Zhongjin Gold Corp. Ltd. Class A	804,300	2,749
	China Tourism Group Duty Free Corp. Ltd. Class A	318,862	2,745
	Beijing Enterprises Water Group Ltd.	9,325,390	2,745
	China Tungsten & Hightech Materials Co. Ltd. Class A	373,500	2,738
	China Reinsurance Group Corp. Class H	15,597,206	2,726
*	SAIC Motor Corp. Ltd. Class A	1,611,115	2,702
	China Jinmao Holdings Group Ltd.	15,327,706	2,695
	SDIC Power Holdings Co. Ltd. Class A	1,181,383	2,671
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	66,775	2,667
	Sunshine Insurance Group Co. Ltd. Class H	5,675,000	2,658
	Sany Heavy Equipment International Holdings Co. Ltd.	2,803,000	2,655
	OmniVision Integrated Circuits Group Inc.	201,774	2,647
	TBEA Co. Ltd. Class A	852,960	2,647
	Bank of Beijing Co. Ltd. Class A	3,404,400	2,634
	Shandong Gold Mining Co. Ltd. Class A	626,863	2,626
[1]	Uni-President China Holdings Ltd.	2,705,604	2,602
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,420,650	2,602
	Shenzhen International Holdings Ltd.	3,331,660	2,594
	Dongfang Electric Corp. Ltd. Class H	944,091	2,588
	IEIT Systems Co. Ltd. Class A	244,120	2,587
	Zhejiang Juhua Co. Ltd. Class A	442,549	2,586
	Biwin Storage Technology Co. Ltd. Class A	77,553	2,585
[2]	China Resources Pharmaceutical Group Ltd.	4,161,232	2,575
	China International Capital Corp. Ltd. Class A	488,091	2,554
[1]	GigaDevice Semiconductor Inc. Class H	43,900	2,539
	XCMG Construction Machinery Co. Ltd. Class A	1,906,800	2,531
	Huaqin Co. Ltd. Class A	210,020	2,527
	Ningbo Deye Technology Corp. Class A	207,824	2,521
	Shanghai Electric Group Co. Ltd. Class H	6,135,404	2,515
	Range Intelligent Computing Technology Group Co. Ltd. Class A	267,398	2,503
	Sharetronic Data Technology Co. Ltd. Class A	78,400	2,500
[2]	Pharmaron Beijing Co. Ltd. Class H	850,527	2,489
	Unisplendour Corp. Ltd. Class A	482,236	2,486
	Huaxia Bank Co. Ltd. Class A	2,403,198	2,483
*,1,2	China Literature Ltd.	958,229	2,475
	China Galaxy Securities Co. Ltd. Class A	1,320,403	2,470
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	86,313	2,458
	TravelSky Technology Ltd. Class H	2,211,759	2,440
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	7,383,325	2,440
	Iflytek Co. Ltd. Class A	389,000	2,430
	TCL Technology Group Corp. Class A	3,469,750	2,430
	Seres Group Co. Ltd. Class A	262,300	2,422
*,1	Tianqi Lithium Corp. Class H	566,400	2,413
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,585,546	2,391
*	LONGi Green Energy Technology Co. Ltd. Class A	1,242,460	2,390
[1]	AviChina Industry & Technology Co. Ltd. Class H	6,198,567	2,382
	Daqin Railway Co. Ltd. Class A	3,219,800	2,371
	Jiangsu Zhongtian Technology Co. Ltd. Class A	562,400	2,368
*,2	Ping An Healthcare & Technology Co. Ltd.	2,360,208	2,357
	Yihai International Holding Ltd.	1,189,418	2,357
	Hisense Home Appliances Group Co. Ltd. Class H	782,000	2,344
	China Zheshang Bank Co. Ltd. Class H	7,641,000	2,330
	Hgtech Co. Ltd. Class A	165,159	2,324
	Shenwan Hongyuan Group Co. Ltd. Class A	3,345,395	2,324
	Anhui Gujing Distillery Co. Ltd. Class B	282,610	2,285
	Shanghai United Imaging Healthcare Co. Ltd. Class A	133,403	2,284
	People's Insurance Co. Group of China Ltd. Class A	2,083,628	2,273
	AECC Aviation Power Co. Ltd. Class A	442,200	2,270
	Sinopec Engineering Group Co. Ltd. Class H	3,277,188	2,269
	Eastroc Beverage Group Co. Ltd. Class A	112,502	2,265
	Yunnan Aluminium Co. Ltd. Class A	568,700	2,248
	GD Power Development Co. Ltd. Class A	2,980,396	2,244
	Goldwind Science & Technology Co. Ltd. Class H	1,803,861	2,240
	Yunnan Baiyao Group Co. Ltd. Class A	284,720	2,231
	Wens Foodstuff Group Co. Ltd. Class A	1,068,380	2,230
[1]	Mao Geping Cosmetics Co. Ltd. Class H	296,900	2,224
	Jiangxi Copper Co. Ltd. Class A	344,376	2,215
	Lingyi iTech Guangdong Co. Class A	1,208,200	2,213

		Shares	Market Value ($000)
	China Energy Engineering Corp. Ltd. Class A (XSSC)	5,737,899	2,211
	Sinotrans Ltd. Class H	3,661,064	2,203
	Zhejiang NHU Co. Ltd. Class A	494,928	2,200
	Henan Shuanghui Investment & Development Co. Ltd. Class A	569,908	2,194
*,1	Greentown China Holdings Ltd.	2,413,797	2,192
	China Railway Group Ltd. Class A	3,202,374	2,186
	ACM Research Shanghai Inc. Class A	54,380	2,183
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,410,019	2,163
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	37,600	2,153
	Shanghai Electric Group Co. Ltd. Class A	2,098,600	2,145
	Western Mining Co. Ltd. Class A	376,400	2,143
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	385,270	2,141
	Han's Laser Technology Industry Group Co. Ltd. Class A	169,600	2,125
*	Air China Ltd. Class H	3,882,019	2,105
[2]	Legend Holdings Corp. Class H	1,256,579	2,104
*,1	Microport Scientific Corp.	2,449,774	2,100
[1]	Datang International Power Generation Co. Ltd. Class H	6,511,035	2,095
	Aier Eye Hospital Group Co. Ltd. Class A	1,555,178	2,092
	TongFu Microelectronics Co. Ltd. Class A	248,900	2,092
	Power Construction Corp. of China Ltd. Class A	2,843,600	2,060
	Satellite Chemical Co. Ltd. Class A	547,680	2,054
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	46,493	2,053
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	98,997	2,047
[1]	Lens Technology Co. Ltd. Class H	779,000	2,042
	Tongling Nonferrous Metals Group Co. Ltd. Class A	2,204,558	2,036
*	Guangdong HEC Technology Holding Co. Ltd. Class A	482,253	2,029
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	664,000	2,024
	Shanghai Rural Commercial Bank Co. Ltd. Class A	1,580,886	2,012
*,2	CALB Group Co. Ltd. Class H	923,900	1,995
	Hengli Petrochemical Co. Ltd. Class A	805,000	1,992
	Guangdong Haid Group Co. Ltd. Class A	271,608	1,991
	Sichuan Chuantou Energy Co. Ltd. Class A	848,100	1,987
	Huadian Power International Corp. Ltd. Class H	3,741,550	1,984
	GoerTek Inc. Class A	578,120	1,981
	Ningbo Tuopu Group Co. Ltd. Class A	286,295	1,976
	Focus Media Information Technology Co. Ltd. Class A	2,350,700	1,958
[2]	China Merchants Securities Co. Ltd. Class H	1,052,113	1,957
	Bank of Chengdu Co. Ltd. Class A	713,800	1,957
	Ganfeng Lithium Co. Ltd. Class A	265,500	1,955
[1]	Chifeng Jilong Gold Mining Group Ltd. Class H	453,800	1,940
*	BeOne Medicines Ltd. Class A	50,905	1,938
	Rockchip Electronics Co. Ltd. Class A	69,498	1,936
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	278,200	1,908
	Guangdong Dtech Technology Co. Ltd. Class A	36,700	1,902
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,088,759	1,897
*	National Silicon Industry Group Co. Ltd. Class A	545,263	1,895
*	Air China Ltd. Class A	2,041,126	1,892
	Dongfang Electric Corp. Ltd. Class A	502,684	1,871
*,1	Damai Entertainment Holdings Ltd.	27,832,294	1,844
*	China Southern Airlines Co. Ltd. Class H	4,119,237	1,840
	Xiamen Tungsten Co. Ltd. Class A	263,499	1,834
[1]	Anhui Expressway Co. Ltd. Class H	918,728	1,832
	Zhejiang Huayou Cobalt Co. Ltd. Class A	309,448	1,831
*,1	Shanghai Iluvatar CoreX Semiconductor Co. Ltd. Class H	33,900	1,819
	Brilliance China Automotive Holdings Ltd.	6,954,000	1,817
	Shenzhen Transsion Holdings Co. Ltd. Class A	190,501	1,815
	Huaneng Power International Inc. Class A	1,701,544	1,812
[2]	China Railway Signal & Communication Corp. Ltd. Class H	4,223,353	1,812
*	Nexchip Semiconductor Corp. Class A	328,087	1,803
	Supcon Technology Co. Ltd. Class A	128,989	1,777
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	334,020	1,766
	Yutong Bus Co. Ltd. Class A	369,900	1,765
	Sinoma Science & Technology Co. Ltd. Class A	276,500	1,764
	Shenzhen Kinwong Electronic Co. Ltd. Class A	163,740	1,762
	Zhejiang China Commodities City Group Co. Ltd. Class A	920,800	1,747
*	Tianqi Lithium Corp. Class A (XSHE)	259,184	1,743
	China Resources Microelectronics Ltd. Class A	215,944	1,734
	Shengyi Electronics Co. Ltd. Class A	123,918	1,733
	Anhui Conch Cement Co. Ltd. Class A	628,872	1,729
	China XD Electric Co. Ltd. Class A	866,922	1,714

		Shares	Market Value ($000)
*,1	China Eastern Airlines Corp. Ltd. Class H	4,099,171	1,707
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	684,100	1,706
	COSCO SHIPPING Ports Ltd.	2,507,097	1,704
	RoboTechnik Intelligent Technology Co. Ltd. Class A	27,700	1,704
*	China Southern Airlines Co. Ltd. Class A	2,175,297	1,692
[2]	Orient Securities Co. Ltd. Class H	2,306,035	1,682
	Shannon Semiconductor Technology Co. Ltd. Class A	77,500	1,667
*,1	Shanghai Biren Technology Co. Ltd. Class H	420,600	1,662
	Xtep International Holdings Ltd.	3,447,500	1,661
	China Coal Energy Co. Ltd. Class A	807,138	1,652
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	5,015,200	1,646
	Orient Securities Co. Ltd. Class A	1,206,857	1,643
	Chuangxin Industries Holdings Ltd.	770,000	1,639
	Chifeng Jilong Gold Mining Group Ltd. Class A	278,100	1,638
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	253,690	1,636
[2]	Qingdao Port International Co. Ltd. Class H	1,801,433	1,635
[1,2]	ZJLD Group Inc.	1,609,200	1,635
*,1	China Vanke Co. Ltd. Class H	5,160,839	1,633
	Anker Innovations Technology Co. Ltd. Class A	90,159	1,630
*	United Nova Technology Co. Ltd. Class A	1,414,081	1,629
	Guosen Securities Co. Ltd. Class A	1,059,281	1,618
	360 Security Technology Inc. Class A	1,168,899	1,618
	Kuang-Chi Technologies Co. Ltd. Class A	353,200	1,616
	Datang International Power Generation Co. Ltd. Class A	1,845,200	1,616
	Shanghai Industrial Holdings Ltd.	914,512	1,612
	Chongqing Changan Automobile Co. Ltd. Class A	1,367,780	1,595
	Goldwind Science & Technology Co. Ltd. Class A	584,297	1,588
*,1	Guangzhou Automobile Group Co. Ltd. Class H	5,292,058	1,586
	Shanjin International Gold Co. Ltd. Class A	455,840	1,579
[1]	China Suntien Green Energy Corp. Ltd. Class H	3,752,000	1,576
	YTO Express Group Co. Ltd. Class A	563,300	1,574
	CGN Power Co. Ltd. Class A	2,563,200	1,568
	Weibo Corp. Class A	193,018	1,563
	Jiangsu Yoke Technology Co. Ltd. Class A	78,800	1,562
	Sichuan Road & Bridge Co. Ltd. Class A	1,165,638	1,558
*	China Eastern Airlines Corp. Ltd. Class A	2,810,529	1,557
	Shenzhen Megmeet Electrical Co. Ltd. Class A	98,400	1,555
	Jiangsu Yanghe Distillery Co. Ltd. Class A	243,500	1,547
	Raytron Technology Co. Ltd. Class A	73,823	1,545
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,539,900	1,542
*	Sichuan Huafeng Technology Co. Ltd. Class A	75,458	1,536
	Shanghai Baosight Software Co. Ltd. Class B	1,715,785	1,531
[1]	CIG Shanghai Co. Ltd. Class H	181,600	1,528
	Poly Developments & Holdings Group Co. Ltd. Class A	1,947,895	1,524
	Tsingtao Brewery Co. Ltd. Class A	182,783	1,517
	Jinduicheng Molybdenum Co. Ltd. Class A	485,700	1,507
	Hengyi Petrochemical Co. Ltd. Class A	628,000	1,495
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,445,596	1,490
[1]	China Energy Engineering Corp. Ltd. Class H	10,594,000	1,487
*	iQIYI Inc. ADR	1,168,699	1,484
	Huaneng Lancang River Hydropower Inc. Class A	989,600	1,484
*	Sanan Optoelectronics Co. Ltd. Class A	816,000	1,480
	Haisco Pharmaceutical Group Co. Ltd. Class A	159,900	1,479
	China International Marine Containers Group Co. Ltd. Class H	1,528,125	1,476
	Shanghai International Airport Co. Ltd. Class A	402,598	1,472
[1]	Yuexiu Property Co. Ltd.	3,182,853	1,469
	Shenzhen Envicool Technology Co. Ltd. Class A	209,220	1,469
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	377,800	1,461
	Chongqing Changan Automobile Co. Ltd. Class B	3,191,664	1,457
[2]	Angelalign Technology Inc.	142,167	1,448
	Ingenic Semiconductor Co. Ltd. Class A	77,200	1,445
	SG Micro Corp. Class A (XSHE)	101,757	1,441
	China Zheshang Bank Co. Ltd. Class A	3,198,450	1,436
	Founder Securities Co. Ltd. Class A	1,364,495	1,436
	Everbright Securities Co. Ltd. Class A	654,695	1,435
	Tianshan Aluminum Group Co. Ltd. Class A	730,600	1,431
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	367,100	1,429
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	445,827	1,423
[1]	China Everbright Ltd.	1,904,662	1,418
	Shenzhen Kaifa Technology Co. Ltd. Class A	257,300	1,417

		Shares	Market Value ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	183,097	1,417
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	298,600	1,412
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	352,600	1,409
*	China Traditional Chinese Medicine Holdings Co. Ltd.	7,611,306	1,397
*	Hainan Airlines Holding Co. Ltd. Class A	6,820,418	1,385
	Great Wall Motor Co. Ltd. Class A	554,404	1,381
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	916,573	1,373
	Lao Feng Xiang Co. Ltd. Class B	452,985	1,371
	CNPC Capital Co. Ltd. Class A	1,278,891	1,362
	Yunnan Yuntianhua Co. Ltd. Class A	307,496	1,359
	Huafon Chemical Co. Ltd. Class A	835,300	1,358
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	140,375	1,351
	Giant Network Group Co. Ltd. Class A	309,300	1,344
	Shougang Fushan Resources Group Ltd.	4,395,779	1,343
*,1,2	Luye Pharma Group Ltd.	5,172,461	1,342
*	Wuhan Guide Infrared Co. Ltd. Class A	718,495	1,340
*	Kunlun Tech Co. Ltd. Class A	209,600	1,338
	Zhejiang Dahua Technology Co. Ltd. Class A	539,100	1,334
	Ruijie Networks Co. Ltd. Class A	76,776	1,333
	Zhejiang Chint Electrics Co. Ltd. Class A	356,493	1,332
	Lee & Man Paper Manufacturing Ltd.	2,600,583	1,331
	Shenzhen Sunway Communication Co. Ltd. Class A	156,400	1,329
	Shanghai International Port Group Co. Ltd. Class A	1,687,800	1,323
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	275,143	1,322
	Yunnan Tin Co. Ltd. Class A	261,500	1,319
	Huayu Automotive Systems Co. Ltd. Class A	524,469	1,309
	Pharmaron Beijing Co. Ltd. Class A	239,878	1,306
	Industrial Securities Co. Ltd. Class A	1,446,110	1,295
	Huadian Power International Corp. Ltd. Class A	1,814,895	1,294
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	137,600	1,292
	Huizhou Desay Sv Automotive Co. Ltd. Class A	94,000	1,286
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	395,096	1,282
	Poly Property Services Co. Ltd. Class H	357,046	1,280
*	Metallurgical Corp. of China Ltd. Class H	6,684,030	1,279
	Asymchem Laboratories Tianjin Co. Ltd. Class A	56,440	1,276
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	77,201	1,273
	Gotion High-tech Co. Ltd. Class A	300,000	1,269
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,812,500	1,269
	Tianshui Huatian Technology Co. Ltd. Class A	547,200	1,254
[1,2]	Blue Moon Group Holdings Ltd.	3,099,000	1,254
	Beijing Compass Technology Development Co. Ltd. Class A	102,500	1,252
	ENN Natural Gas Co. Ltd. Class A	473,300	1,248
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	218,600	1,246
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	261,700	1,246
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	220,820	1,244
*	Tongwei Co. Ltd. Class A	715,900	1,239
	Tongkun Group Co. Ltd. Class A	373,100	1,238
	Huadong Medicine Co. Ltd. Class A	286,200	1,235
	Livzon Pharmaceutical Group Inc. Class H	372,671	1,234
	Haohua Chemical Science & Technology Co. Ltd. Class A	208,500	1,233
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	493,144	1,232
	KE Holdings Inc. ADR	72,145	1,223
*	Daqo New Energy Corp. ADR	100,490	1,223
*	Yunnan Energy New Material Group Co. Ltd. Class A	156,110	1,217
	Yealink Network Technology Corp. Ltd. Class A	211,095	1,216
	BOE Technology Group Co. Ltd. Class B	1,950,835	1,214
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,612,000	1,211
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,067,500	1,202
	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	156,400	1,201
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	564,480	1,200
	Sangfor Technologies Inc. Class A	66,999	1,199
	China Rare Earth Resources & Technology Co. Ltd. Class A	169,000	1,198
	Shanghai Putailai New Energy Technology Co. Ltd.	338,886	1,195
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	298,700	1,193
	China National Chemical Engineering Co. Ltd. Class A	1,025,900	1,191
	Huaxin Building Materials Group Co. Ltd. Class H	624,100	1,181
	Hangzhou Silan Microelectronics Co. Ltd. Class A	281,100	1,174
	Shenzhen Kedali Industry Co. Ltd. Class A	43,500	1,171
	China Lesso Group Holdings Ltd.	2,265,883	1,169
	Wolong Electric Group Co. Ltd. Class A	248,560	1,167

		Shares	Market Value ($000)
	Empyrean Technology Co. Ltd. Class A	90,330	1,167
*,1	Minimax Group Inc.	39,880	1,163
*	Seazen Group Ltd.	6,321,639	1,159
[1]	Towngas Smart Energy Co. Ltd.	2,569,307	1,147
*	Metallurgical Corp. of China Ltd. Class A	2,831,500	1,140
	Spring Airlines Co. Ltd. Class A	161,300	1,125
	Goneo Group Co. Ltd. Class A	181,273	1,120
	Shenzhen Capchem Technology Co. Ltd. Class A	120,640	1,117
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,112
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	495,250	1,108
	Changjiang Securities Co. Ltd. Class A	868,686	1,107
*	Dosilicon Co. Ltd. Class A	73,395	1,107
	Shenzhen Han's CNC Technology Co. Ltd. Class A	32,100	1,107
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	225,697	1,101
	Citic Pacific Special Steel Group Co. Ltd. Class A	494,853	1,097
	JCHX Mining Management Co. Ltd. Class A	99,532	1,097
	Guolian Minsheng Securities Co. Ltd. Class A	817,900	1,092
*	Jinko Solar Co. Ltd. Class A	1,697,721	1,090
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	283,960	1,087
*	China Greatwall Technology Group Co. Ltd. Class A	533,400	1,085
	Sailun Group Co. Ltd. Class A	516,600	1,084
	Zheshang Securities Co. Ltd. Class A	764,000	1,082
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	188,400	1,081
*	Canmax Technologies Co. Ltd. Class A	134,120	1,076
	Zhejiang Cfmoto Power Co. Ltd. Class A	23,700	1,076
	Shenergy Co. Ltd. Class A	844,600	1,069
*	Loongson Technology Corp. Ltd. Class A	67,848	1,069
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	788,600	1,069
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	67,303	1,045
	Amlogic Shanghai Co. Ltd. Class A	72,445	1,045
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	102,200	1,041
*	Remegen Co. Ltd. Class A	62,180	1,040
	Dongxing Securities Co. Ltd. Class A	506,792	1,038
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	351,100	1,033
	Shandong Sun Paper Industry JSC Ltd. Class A	476,100	1,027
	Guangshen Railway Co. Ltd. Class H	3,492,100	1,020
	Hundsun Technologies Inc. Class A	300,042	1,019
	Kingfa Sci & Tech Co. Ltd. Class A	444,000	1,017
	Broadex Technologies Co. Ltd. Class A	48,900	1,014
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	433,543	1,011
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,980,940	1,008
	Zhejiang Hailiang Co. Ltd. Class A	368,300	1,003
*	Beijing Yandong Microelectronic Co. Ltd. Class A	135,603	1,001
	Bank of Suzhou Co. Ltd. Class A	794,260	1,000
	Suzhou Maxwell Technologies Co. Ltd. Class A	45,066	993
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,407,200	987
*	CICT Mobile Communication Technology Co. Ltd. Class A	564,034	987
	Zhejiang Longsheng Group Co. Ltd. Class A	501,600	986
	Shanghai Baosight Software Co. Ltd. Class A	357,900	986
[2]	Topsports International Holdings Ltd.	5,625,209	973
*	Founder Technology Group Corp. Class A	716,500	973
*	Maxscend Microelectronics Co. Ltd. Class A	96,608	970
	Huaibei Mining Holdings Co. Ltd. Class A	433,200	970
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	138,274	967
	Bank of Changsha Co. Ltd. Class A	683,700	966
	Shanghai Electric Power Co. Ltd. Class A	449,400	963
	Henan Shijia Photons Technology Co. Ltd. Class A	72,104	962
	Dazhong Mining Co. Ltd. Class A	250,061	959
	CNGR Advanced Material Co. Ltd. Class A	158,712	957
	Isoftstone Information Technology Group Co. Ltd. Class A	167,700	953
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	133,977	951
	Do-Fluoride New Materials Co. Ltd. Class A	204,720	950
*	ASR Microelectronics Co. Ltd. Class A	68,347	947
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	87,700	946
	China Railway Signal & Communication Corp. Ltd. Class A	1,250,445	946
*	Zhongsheng Group Holdings Ltd.	1,631,604	944
	SDIC Capital Co. Ltd. Class A	976,400	944
	Huaan Securities Co. Ltd. Class A	831,500	940
	Zhongtai Securities Co. Ltd. Class A	1,124,078	940
	Caitong Securities Co. Ltd. Class A	756,077	938

		Shares	Market Value ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	282,900	934
	SooChow Securities Co. Ltd. Class A	776,206	933
*	Zhongji Innolight Co. Ltd. Class H	7,100	931
	Qingdao TGOOD Electric Co. Ltd. Class A	178,600	926
	Youngor Group Co. Ltd. Class A	794,900	925
	QuantumCTek Co. Ltd. Class A	16,243	925
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	2,576,982	925
	Yunnan Copper Co. Ltd. Class A	393,600	924
	Wanxiang Qianchao Co. Ltd. Class A	556,433	924
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,259,500	921
	Hangzhou First Applied Material Co. Ltd. Class A	423,370	920
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	1,027,818	917
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	947,720	913
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	909,670	911
	Jiangsu Financial Leasing Co. Ltd. Class A	938,300	909
	COSCO SHIPPING Development Co. Ltd. Class H	7,647,713	908
	LB Group Co. Ltd. Class A	372,100	902
	CSI Solar Co. Ltd. Class A	578,689	900
	Sunwoda Electronic Co. Ltd. Class A	317,600	896
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	684,775	894
	Shenzhen Expressway Corp. Ltd. Class H	1,029,782	893
	Kingnet Network Co. Ltd. Class A	350,900	893
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	892
	Anhui Gujing Distillery Co. Ltd. Class A	63,388	891
*	Chongqing Afari Technology Co. Ltd. Class A	717,600	885
	Hangzhou GreatStar Industrial Co. Ltd.	199,600	884
	Beijing Tong Ren Tang Co. Ltd. Class A	226,286	883
	Ningbo Orient Wires & Cables Co. Ltd. Class A	144,908	883
	Neway Valve Suzhou Co. Ltd. Class A	130,000	879
*	SICC Co. Ltd. Class A	68,419	876
*	Yonyou Network Technology Co. Ltd. Class A	531,162	875
	Shenghe Resources Holding Co. Ltd. Class A	285,100	874
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	213,797	873
	Smartsens Technology Shanghai Co. Ltd. Class A	63,856	870
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,249,974	868
*	Beijing Capital International Airport Co. Ltd. Class H	3,951,292	866
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	174,900	863
	Wangsu Science & Technology Co. Ltd. Class A	413,800	862
	Beijing Yanjing Brewery Co. Ltd. Class A	449,200	860
	Guanghui Energy Co. Ltd. Class A	1,058,200	858
*	Baiyin Nonferrous Group Co. Ltd. Class A	1,161,600	857
	Beijing Jingneng Power Co. Ltd. Class A	1,003,300	856
	Imeik Technology Development Co. Ltd. Class A	52,760	853
	Angel Yeast Co. Ltd. Class A	137,000	851
*	GalaxyCore Inc. Class A	385,691	851
*	Tianfeng Securities Co. Ltd. Class A	1,544,900	850
*	Lufax Holding Ltd. ADR	544,193	849
	Dong-E-E-Jiao Co. Ltd. Class A	104,700	847
	Hisense Visual Technology Co. Ltd. Class A	210,100	846
	China National Uranium Co. Ltd. Class A	91,281	845
	Zhejiang Crystal-Optech Co. Ltd. Class A	225,096	843
	Hunan Gold Corp. Ltd. Class A	246,810	842
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	717,314	841
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	272,600	839
	CIG Shanghai Co. Ltd. Class A	43,400	837
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	195,800	836
	Chengtun Mining Group Co. Ltd. Class A	531,100	836
	Cinda Securities Co. Ltd. Class A	340,500	836
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	827
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	710,285	825
[1]	Flat Glass Group Co. Ltd. Class H	928,649	824
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	820
*	Swancor Advanced Materials Co. Ltd. Class A	35,091	818
	Intco Medical Technology Co. Ltd. Class A	108,910	814
	Ecovacs Robotics Co. Ltd. Class A	90,200	811
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	121,097	811
	Beijing Enlight Media Co. Ltd. Class A	458,300	809
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	634,439	807
	Western Superconducting Technologies Co. Ltd. Class A	103,347	807
	Jiangsu King's Luck Brewery JSC Ltd. Class A	189,006	804

		Shares	Market Value ($000)
	Sinomine Resource Group Co. Ltd. Class A	115,080	802
	Xinfengming Group Co. Ltd. Class A	276,600	801
*	New Hope Liuhe Co. Ltd. Class A	768,300	797
	Guoyuan Securities Co. Ltd. Class A	730,551	795
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	350,045	793
	GEM Co. Ltd. Class A	798,998	792
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	202,934	791
	China Great Wall Securities Co. Ltd. Class A	642,400	791
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	619,500	791
	All Winner Technology Co. Ltd. Class A	159,271	789
	Nanjing Securities Co. Ltd. Class A	777,700	788
	Sunresin New Materials Co. Ltd. Class A	90,800	787
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,022,800	785
	BOC International China Co. Ltd. Class A	447,600	784
	Glarun Technology Co. Ltd. Class A	219,000	784
	Shenzhen MTC Co. Ltd. Class A	709,146	778
	Sinolink Securities Co. Ltd. Class A	601,000	778
	Hainan Airport Infrastructure Co. Ltd. Class A	1,784,923	775
	Mango Excellent Media Co. Ltd. Class A	318,629	773
*	Wintime Energy Group Co. Ltd. Class A	3,294,600	770
	Hoshine Silicon Industry Co. Ltd. Class A	154,300	765
*	Talkweb Information System Co. Ltd. Class A	199,100	764
	Changchun High-Tech Industry Group Co. Ltd. Class A	62,782	754
	Fujian Funeng Co. Ltd. Class A	467,940	753
	Leo Group Co. Ltd. Class A	1,093,300	751
*	Xinjiang Daqo New Energy Co. Ltd. Class A	280,123	751
	Beijing New Building Materials plc Class A	262,096	749
	Guobo Electronics Co. Ltd. Class A	69,933	749
*,3	Hopson Development Holdings Ltd.	2,211,947	745
	APT Medical Inc. Class A	21,995	741
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	537,600	740
	Cathay Biotech Inc. Class A	109,770	740
*	China Vanke Co. Ltd. Class A	1,490,500	738
	Nanjing Iron & Steel Co. Ltd. Class A	986,500	735
*	Trina Solar Co. Ltd. Class A	365,088	735
*	Sichuan Changhong Electric Co. Ltd. Class A	713,100	733
	Huaxin Building Materials Group Co. Ltd. Class A	221,600	732
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,600,700	731
	HLA Group Corp. Ltd. Class A	782,253	730
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	729
	Hubei Energy Group Co. Ltd. Class A	1,043,108	729
	Far East Smarter Energy Co. Ltd. Class A	368,800	725
	Xiamen Faratronic Co. Ltd. Class A	35,700	723
	Jiangsu Hoperun Software Co. Ltd. Class A	129,100	722
	Oriental Pearl Group Co. Ltd. Class A	589,500	718
	Keda Industrial Group Co. Ltd. Class A	293,700	717
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	285,660	715
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	764,700	715
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	48,700	715
	3peak Inc. Class A	21,687	715
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	369,150	713
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	80,300	713
*	Yonghui Superstores Co. Ltd. Class A	1,460,200	711
[2]	Everbright Securities Co. Ltd. Class H	734,070	710
*	China National Software & Service Co. Ltd. Class A	144,797	707
*	Shanghai Junshi Biosciences Co. Ltd. Class A	130,548	706
	JL Mag Rare-Earth Co. Ltd. Class A	185,618	703
*	Goke Microelectronics Co. Ltd. Class A	36,700	703
	IRICO Display Devices Co. Ltd. Class A	609,600	703
	Bestechnic Shanghai Co. Ltd. Class A	38,138	699
	TangShan Port Group Co. Ltd. Class A	970,529	697
	China Resources Building Materials Technology Holdings Ltd.	4,855,958	693
	Eastern Air Logistics Co. Ltd. Class A	274,198	693
*	Ningbo Shanshan Co. Ltd. Class A	365,500	690
	Hainan Jinpan Smart Technology Co. Ltd. Class A	72,317	688
*,2	China Bohai Bank Co. Ltd. Class H	6,580,583	680
*	Maanshan Iron & Steel Co. Ltd. Class H	3,112,000	679
	Zhejiang Dingli Machinery Co. Ltd. Class A	77,654	679
*	Xiangcai Co. Ltd. Class A	524,700	678
*	VOYAH Automobile Technology Co. Ltd. Class H	1,832,348	677

		Shares	Market Value ($000)
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	24,410	673
	Sun Art Retail Group Ltd.	4,424,000	672
	China National Medicines Corp. Ltd. Class A	159,800	670
	Central China Securities Co. Ltd. Class H	3,015,621	666
	Beijing Roborock Technology Co. Ltd. Class A	40,261	665
	Western Securities Co. Ltd. Class A	662,694	663
	Southwest Securities Co. Ltd. Class A	1,067,200	661
	Beijing Tiantan Biological Products Corp. Ltd. Class A	347,560	661
	Ningbo Joyson Electronic Corp. Class A	216,900	661
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	266,220	659
*	Seazen Holdings Co. Ltd. Class A	394,797	657
	G-bits Network Technology Xiamen Co. Ltd. Class A	11,400	657
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	157,300	655
	Xuji Electric Co. Ltd. Class A	193,300	653
	AVIC Chengdu UAS Co. Ltd. Class A	107,626	649
	Wuchan Zhongda Group Co. Ltd. Class A	865,700	646
	COFCO Sugar Holding Co. Ltd. Class A	344,800	641
	Liaoning Port Co. Ltd. Class A	2,861,200	640
	Beijing Sinnet Technology Co. Ltd. Class A	319,800	639
	Zhefu Holding Group Co. Ltd. Class A	935,000	638
	Thunder Software Technology Co. Ltd. Class A	71,100	638
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	88,242	636
*	J-Yuan Trust Co. Ltd. Class A	1,673,900	635
	Hualan Biological Engineering Inc. Class A	318,564	634
*,1	Sinopec Oilfield Service Corp. Class H	7,686,803	634
[1,2]	Joinn Laboratories China Co. Ltd. Class H	223,663	634
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,444,964	631
	Joinn Laboratories China Co. Ltd. Class A	102,428	630
	Shenzhen Energy Group Co. Ltd. Class A	651,220	627
	CNOOC Energy Technology & Services Ltd. Class A	1,082,200	626
	Jointown Pharmaceutical Group Co. Ltd. Class A	820,984	626
*	Guangzhou Automobile Group Co. Ltd. Class A	762,930	624
	Geovis Technology Co. Ltd. Class A	125,987	624
	Shaanxi Energy Investment Co. Ltd. Class A	402,200	623
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	184,746	622
*	OFILM Group Co. Ltd. Class A	579,700	620
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	620
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	259,100	620
	First Capital Securities Co. Ltd. Class A	636,700	619
*	Sensteed Hi-tech Group Class A	1,567,629	617
	Hunan Valin Steel Co. Ltd. Class A	1,056,100	616
	Sealand Securities Co. Ltd. Class A	1,077,140	613
	China Oilfield Services Ltd. Class A	327,289	613
	Shenzhen Goodix Technology Co. Ltd. Class A	78,900	612
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	611
*	Pantum Technology Co. Ltd.	242,025	610
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	332,900	609
	Xiamen C & D Inc. Class A	456,900	608
	SPIC Industry-Finance Holdings Co. Ltd. Class A	745,300	607
	DHC Software Co. Ltd. Class A	564,000	605
	Hisense Home Appliances Group Co. Ltd. Class A	148,100	601
	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	600
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	403,400	599
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	50,720	598
	China Zhenhua Group Science & Technology Co. Ltd. Class A	98,200	596
	Anjoy Foods Group Co. Ltd. Class A	44,800	596
*	Quzhou Xin'an Development Co. Ltd. Class A	1,399,000	595
	Anhui Yingjiagongjiu Co. Ltd. Class A	103,200	594
*,2	CanSino Biologics Inc. Class H	199,859	593
*	Siasun Robot & Automation Co. Ltd. Class A	259,920	592
	YongXing Special Materials Technology Co. Ltd. Class A	88,710	592
	CECEP Wind-Power Corp. Class A	1,128,690	591
*	CCOOP Group Co. Ltd. Class A	2,811,600	591
	Offshore Oil Engineering Co. Ltd. Class A	696,700	590
	Juneyao Airlines Co. Ltd. Class A	358,518	589
	Qingdao Hanhe Cable Co. Ltd. Class A	583,495	588
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	55,000	588
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	129,311	587
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	158,800	587
	Ming Yang Smart Energy Group Ltd. Class A	354,300	584

		Shares	Market Value ($000)
*	Pacific Securities Co. Ltd. Class A	1,139,500	584
	Huali Industrial Group Co. Ltd. Class A	110,898	584
	Lepu Medical Technology Beijing Co. Ltd. Class A	301,800	583
	iRay Group Class A	46,813	583
	China Southern Power Grid Energy Storage Co. Ltd. Class A	303,800	580
	Shenzhen Huaqiang Industry Co. Ltd. Class A	179,400	579
	Guangzhou Haige Communications Group Inc. Co. Class A	389,500	575
	Minmetals Capital Co. Ltd. Class A	773,200	575
*	JA Solar Technology Co. Ltd. Class A	515,989	574
	Tasly Pharmaceutical Group Co. Ltd. Class A	240,500	574
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	143,500	571
	Chongqing Brewery Co. Ltd. Class A	82,700	570
	China Film Group Co. Ltd. Class A	308,066	570
	Luxi Chemical Group Co. Ltd. Class A	304,300	569
	Shandong Hi-speed Co. Ltd. Class A	338,700	569
	Chengdu Xingrong Environment Co. Ltd. Class A	520,805	568
	Shanxi Coal International Energy Group Co. Ltd. Class A	303,200	568
	Sinotrans Ltd. Class A	584,900	567
*	Addsino Co. Ltd. Class A	269,900	566
	GRG Banking Equipment Co. Ltd. Class A	371,287	563
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	204,800	557
	Heilongjiang Agriculture Co. Ltd. Class A	304,000	556
	COSCO SHIPPING Development Co. Ltd. Class A	1,520,540	556
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	225,500	554
	AECC Aero-Engine Control Co. Ltd. Class A	206,400	553
	Qingdao Port International Co. Ltd. Class A	413,600	553
*	BAIC Foton Motor Co. Ltd. Class A	1,175,000	548
	Ginlong Technologies Co. Ltd. Class A	61,714	545
*	Guosheng Securities Inc. Class A	304,200	544
	Betta Pharmaceuticals Co. Ltd. Class A	63,500	541
	Meihua Holdings Group Co. Ltd. Class A	449,300	541
	Bethel Automotive Safety Systems Co. Ltd. Class A	139,238	539
	Huaxi Securities Co. Ltd. Class A	432,000	538
	China South Publishing & Media Group Co. Ltd. Class A	330,221	538
	Jiangsu Pacific Quartz Co. Ltd.Class A	86,600	538
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	157,477	537
	Bank of Guiyang Co. Ltd. Class A	626,100	536
	AVICOPTER plc Class A	133,900	533
	XTC New Energy Materials Xiamen Co. Ltd. Class A	78,116	532
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	293,990	531
	Capital Securities Co. Ltd. Class A	243,400	528
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	524
	Tsinghua Tongfang Co. Ltd. Class A	497,600	524
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,191,290	521
	Jiangsu Expressway Co. Ltd. Class A	288,275	520
	Hangzhou Iron & Steel Co. Class A	538,500	520
	Bank of Qingdao Co. Ltd. Class A	598,480	519
	Beijing Easpring Material Technology Co. Ltd. Class A	84,100	518
	Shanghai Construction Group Co. Ltd. Class A	1,474,000	517
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	157,500	516
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	515
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	339,200	515
	Hesteel Co. Ltd. Class A	1,613,978	512
	FAW Jiefang Group Co. Ltd. Class A	530,586	511
	Weihai Guangwei Composites Co. Ltd. Class A	132,420	508
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	508
	Inner Mongolia Berun Chemical Co. Ltd. Class A	572,200	507
	Jason Furniture Hangzhou Co. Ltd. Class A	135,830	507
	Autobio Diagnostics Co. Ltd. Class A	103,265	506
	Hongta Securities Co. Ltd. Class A	479,300	505
	Sichuan New Energy Power Co. Ltd. Class A	278,700	505
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	425,100	504
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	319,000	502
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	73,970	502
	Shanghai Lingang Holdings Corp. Ltd. Class A	376,288	499
*	Shenzhen Infogem Technologies Co. Ltd. Class A	113,088	498
	Northeast Securities Co. Ltd. Class A	413,800	497
	Caida Securities Co. Ltd. Class A	523,000	497
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	177,372	496
	Fujian Sunner Development Co. Ltd. Class A	199,800	495

		Shares	Market Value ($000)
*	China International Marine Containers Group Co. Ltd. Class A	385,540	495
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	199,400	493
	STO Express Co. Ltd. Class A	236,499	493
	Guangzhou Development Group Inc. Class A	520,200	493
	Tian Di Science & Technology Co. Ltd. Class A	673,800	492
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	447,400	491
	Perfect World Co. Ltd. Class A	302,200	491
	Shanghai M&G Stationery Inc. Class A	141,500	491
	Fangda Carbon New Material Co. Ltd. Class A	638,316	490
	Shenzhen SC New Energy Technology Corp. Class A	57,800	489
	YUNDA Holding Group Co. Ltd. Class A	473,970	486
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,385,700	486
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	158,892	485
	Shanghai Moons' Electric Co. Ltd. Class A	66,300	485
	CSG Digital Power Grid Research Institute Co. Ltd. Class A	135,700	485
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	484
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	245,200	482
	Skshu Paint Co. Ltd. Class A	138,483	480
	Winner Medical Co. Ltd. Class A	105,640	480
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	402,572	479
	CITIC Heavy Industries Co. Ltd. Class A	691,700	479
	AIMA Technology Group Co. Ltd. Class A	147,900	477
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	67,700	476
	Sai Micro Electronics Inc. Class A	114,900	476
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	475
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	164,620	475
	Newland Digital Technology Co. Ltd. Class A	169,699	473
	Sinoma International Engineering Co. Class A	400,000	472
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	471
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	470
*	Qi An Xin Technology Group Inc. Class A	116,523	469
	Livzon Pharmaceutical Group Inc. Class A	101,400	468
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	448,554	468
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	193,900	468
	North Industries Group Red Arrow Co. Ltd. Class A	218,900	467
	State Grid Yingda Co. Ltd. Class A	617,606	467
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	154,394	465
	StarPower Semiconductor Ltd. Class A	39,080	465
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	462
	An Hui Wenergy Co. Ltd. Class A	390,900	462
	Shanghai Tunnel Engineering Co. Ltd. Class A	551,644	462
	Walvax Biotechnology Co. Ltd. Class A	252,400	461
	Sany Renewable Energy Co. Ltd. Class A	204,547	461
*	MGI Tech Co. Ltd. Class A	62,452	461
	Zhejiang Supor Co. Ltd. Class A	70,976	459
	China Baoan Group Co. Ltd. Class A	393,700	459
	Xi'An Shaangu Power Co. Ltd. Class A	323,100	459
	Jizhong Energy Resources Co. Ltd. Class A	647,683	455
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	455
*	Angang Steel Co. Ltd. Class H	2,898,568	454
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	657,600	453
	Flat Glass Group Co. Ltd. Class A	303,195	453
	Autel Intelligent Technology Corp. Ltd. Class A	103,649	450
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	139,398	445
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	190,400	445
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	234,719	442
*	BGI Genomics Co. Ltd. Class A	77,891	440
	Weifu High-Technology Group Co. Ltd. Class B	284,162	439
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	438
	Bloomage Biotechnology Corp. Ltd. Class A	73,873	438
	Lakala Payment Co. Ltd. Class A	184,100	437
	Levima Advanced Materials Corp. Class A	156,800	436
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	434
	Beijing Tricolor Technology Co. Ltd. Class A	32,200	434
	People.cn Co. Ltd. Class A	173,281	433
*	Zhejiang Yongtai Technology Co. Ltd. Class A	160,115	432
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	431
	CITIC Metal Co. Ltd. Class A	244,200	430
	Zhongshan Public Utilities Group Co. Ltd. Class A	261,500	429
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	429

		Shares	Market Value ($000)
	Shanxi Securities Co. Ltd. Class A	533,990	428
	Oppein Home Group Inc. Class A	82,851	427
	Qingdao Rural Commercial Bank Corp. Class A	907,900	427
	C&S Paper Co. Ltd. Class A	383,799	425
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	343,200	425
*	Winning Health Technology Group Co. Ltd. Class A	376,080	422
	Xiamen Intretech Inc. Class A	130,080	421
	Shaanxi International Trust Co. Ltd. Class A	905,000	416
*	Liaoning Cheng Da Co. Ltd. Class A	258,300	416
	CSG Holding Co. Ltd. Class B	2,197,752	415
	Kaishan Group Co. Ltd. Class A	163,044	415
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	414
*,2	BAIC Motor Corp. Ltd. Class H	3,714,436	413
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	91,200	413
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	888,630	411
	Shandong Humon Smelting Co. Ltd. Class A	206,576	410
*	Sinopec Oilfield Service Corp. Class A	1,234,700	410
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	713,300	409
	Shandong Linglong Tyre Co. Ltd. Class A	236,200	406
	Beijing Shougang Co. Ltd. Class A	702,400	405
	Jafron Biomedical Co. Ltd. Class A	146,584	404
*	Bank of Zhengzhou Co. Ltd. Class A	1,480,741	404
	Shenzhen Senior Technology Material Co. Ltd. Class A	204,200	403
	Guangxi Liugong Machinery Co. Ltd. Class A	309,100	402
*	Jiangxi Special Electric Motor Co. Ltd. Class A	330,900	402
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	347,800	400
	Youngy Co. Ltd. Class A	43,600	398
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	42,100	398
	Dongguan Yiheda Automation Co. Ltd. Class A	108,720	398
*	Ruyi Film Holding Co. Ltd. Class A	308,599	397
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	201,900	396
	Beijing Dabeinong Technology Group Co. Ltd. Class A	876,500	396
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	395
	Minmetals New Energy Materials Hunan Co. Ltd.	350,249	395
	Sichuan Teway Food Group Co. Ltd. Class A	174,744	393
	Baimtec Material Co. Ltd. Class A	51,421	393
	China Meheco Group Co. Ltd. Class A	275,020	390
	Guangxi Guiguan Electric Power Co. Ltd. Class A	243,360	390
	Huaihe Energy Group Co. Ltd. Class A	748,600	387
	Jiangsu Guoxin Corp. Ltd. Class A	350,545	385
*	Greenland Holdings Corp. Ltd. Class A	1,993,300	384
	CECEP Solar Energy Co. Ltd. Class A	571,680	384
	Guangshen Railway Co. Ltd. Class A	841,100	384
[1]	BBMG Corp. Class H	5,067,085	382
	Beijing Ultrapower Software Co. Ltd. Class A	300,400	381
*	Angang Steel Co. Ltd. Class A	1,249,900	380
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	463,300	380
	Zhuzhou Kibing Group Co. Ltd. Class A	450,000	378
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	570,300	378
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	233,871	378
	China Railway Hi-tech Industry Co. Ltd. Class A	348,500	377
	Jiangsu Xukuang Energy Co. Ltd. Class A	577,200	376
	Opple Lighting Co. Ltd. Class A	145,374	374
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	372
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	371
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	578,400	371
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	206,783	370
	Songcheng Performance Development Co. Ltd. Class A	394,720	369
	Zhejiang Runtu Co. Ltd. Class A	181,405	368
	By-health Co. Ltd. Class A	237,266	367
*	Sinochem International Corp. Class A	539,800	366
	Zhejiang Semir Garment Co. Ltd. Class A	396,800	365
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	88,700	365
	BBMG Corp. Class A	1,730,200	364
*	Shanghai Huayi Group Co. Ltd. Class A	298,700	363
	Shenzhen SED Industry Co. Ltd. Class A	181,300	363
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	290,700	362
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	361
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	239,700	359
*	NavInfo Co. Ltd. Class A	360,296	356

		Shares	Market Value ($000)
	Shenzhen Airport Co. Ltd. Class A	354,216	355
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	355
*	Polaris Bay Group Co. Ltd. Class A	398,100	354
*	GoodWe Technologies Co. Ltd. Class A	38,276	352
*	GCL System Integration Technology Co. Ltd. Class A	932,600	351
	Anhui Expressway Co. Ltd. Class A	139,000	350
*	Tianma Microelectronics Co. Ltd. Class A	364,666	349
*	Aisino Corp. Class A	336,600	349
	Jiangsu Linyang Energy Co. Ltd. Class A	408,200	349
*	Hytera Communications Corp. Ltd. Class A	285,300	348
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	55,361	348
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	161,300	348
*	Topchoice Medical Corp. Class A	63,556	347
	Weifu High-Technology Group Co. Ltd. Class A	130,600	347
	Bank of Xi'an Co. Ltd. Class A	634,000	345
	Yili Chuanning Biotechnology Co. Ltd. Class A	267,000	345
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	344
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	343
	China Southern Power Grid Technology Co. Ltd. Class A	55,046	342
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	341
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	862,300	340
	BTG Hotels Group Co. Ltd. Class A	182,796	339
	Central China Securities Co. Ltd. Class A	549,200	339
	Triangle Tyre Co. Ltd. Class A	171,400	337
	Leyard Optoelectronic Co. Ltd. Class A	419,800	334
	Transfar Zhilian Co. Ltd. Class A	467,400	334
	Guangdong Electric Power Development Co. Ltd. Class A	401,200	333
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	333
	Air China Cargo Co. Ltd. Class A	512,795	331
	Visual China Group Co. Ltd. Class A	124,100	330
	Beijing Jetsen Technology Co. Ltd. Class A	437,400	330
	Anhui Anke Biotechnology Group Co. Ltd. Class A	269,028	329
*	Ourpalm Co. Ltd. Class A	505,700	328
	Jinyu Bio-Technology Co. Ltd. Class A	175,100	328
*	DongFeng Automobile Co. Ltd. Class A	387,700	327
	Hainan Mining Co. Ltd. Class A	241,300	326
*	CSSC Science & Technology Co. Ltd. Class A	240,100	323
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	322
	Micro-Tech Nanjing Co. Ltd. Class A	29,706	321
	Sichuan Swellfun Co. Ltd. Class A	73,600	319
	Baoji Titanium Industry Co. Ltd. Class A	75,823	317
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	315
	OPT Machine Vision Tech Co. Ltd. Class A	20,392	314
	Harbin Hatou Investment Co. Ltd. Class A	385,529	313
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	311
	Shanghai Bailian Group Co. Ltd. Class A	256,600	307
	Chinalin Securities Co. Ltd. Class A	141,500	307
*	Bright Dairy & Food Co. Ltd. Class A	290,900	306
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	309,000	305
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	304
*	TianShan Material Co. Ltd. Class A	536,300	304
	ORG Technology Co. Ltd. Class A	414,500	303
	CMST Development Co. Ltd. Class A	432,400	302
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	176,200	302
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	301
	Jiangsu Cnano Technology Co. Ltd. Class A	59,421	301
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	468,500	301
	Anhui Kouzi Distillery Co. Ltd. Class A	97,300	300
	Wuxi Autowell Technology Co. Ltd. Class A	53,418	300
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	298
*	Beijing United Information Technology Co. Ltd. Class A	104,255	298
*	Farasis Energy Gan Zhou Co. Ltd. Class A	197,516	298
	Xizang Zhufeng Resources Co. Ltd. Class A	156,100	296
	Shanghai Awinic Technology Co. Ltd. Class A	37,181	296
*	Offcn Education Technology Co. Ltd. Class A	945,400	295
	BBMG Jidong Cement Group Co. Ltd. Class A	542,000	294
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	294
	Sinosoft Co. Ltd. Class A	141,448	294
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	455,363	292
	JiuGui Liquor Co. Ltd. Class A	47,100	292

		Shares	Market Value ($000)
	China TransInfo Technology Co. Ltd. Class A	246,600	290
*	Titan Wind Energy Suzhou Co. Ltd. Class A	306,100	289
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	241,527	289
	Zhejiang HangKe Technology Inc. Co. Class A	93,351	289
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	39,372	288
	Shanghai Environment Group Co. Ltd. Class A	272,292	287
*	Alpha Group Class A	233,900	286
	Shenzhen Aisidi Co. Ltd. Class A	192,100	285
*	Easyhome New Retail Group Co. Ltd.Class A	845,400	284
	Harbin Boshi Automation Co. Ltd. Class A	142,800	283
	Keboda Technology Co. Ltd. Class A	44,796	281
	Zhejiang Medicine Co. Ltd. Class A	155,700	279
	Luxin Venture Capital Group Co. Ltd. Class A	116,000	277
	Guangzhou Port Co. Ltd. Class A	600,100	276
	CETC Cyberspace Security Technology Co. Ltd. Class A	127,498	275
	China National Accord Medicines Corp. Ltd. Class A	87,901	274
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	166,991	274
	Gambol Pet Group Co. Ltd. Class A	41,600	274
	Shenzhen Gas Corp. Ltd. Class A	281,300	273
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	62,950	273
	Bluestar Adisseo Co. Class A	218,300	272
	Xiamen ITG Group Corp. Ltd. Class A	308,000	269
	Hangzhou Shunwang Technology Co. Ltd. Class A	100,300	268
	Huapont Life Sciences Co. Ltd. Class A	406,600	267
	Digital China Information Service Co. Ltd. Class A	161,000	266
	Valiant Co. Ltd. Class A	140,300	266
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	265
	Longshine Technology Group Co. Ltd. Class A	161,400	265
	China World Trade Center Co. Ltd. Class A	93,200	265
*	Hunan Corun New Energy Co. Ltd. Class A	353,000	265
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	263
	Pylon Technologies Co. Ltd. Class A	40,436	261
	Beijing Originwater Technology Co. Ltd. Class A	492,600	260
	Qinhuangdao Port Co. Ltd. Class A	495,200	260
*	Eternal Asia Supply Chain Management Ltd. Class A	378,500	259
	Shanghai Jahwa United Co. Ltd. Class A	95,000	259
	Tianjin Port Co. Ltd. Class A	394,636	259
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	258
	Yangling Metron New Material Inc. Class A	110,460	258
*	Fushun Special Steel Co. Ltd. Class A	415,600	258
	Shede Spirits Co. Ltd. Class A	44,800	257
	North China Pharmaceutical Co. Ltd. Class A	359,200	257
	Shenzhen Agricultural Power Group Co. Ltd. Class A	290,900	256
	Shandong Publishing & Media Co. Ltd. Class A	229,800	256
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	256
*	Youzu Interactive Co. Ltd. Class A	151,300	253
	Skyworth Digital Co. Ltd. Class A	180,300	252
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	252
*	Wangfujing Group Co. Ltd. Class A	162,000	252
*	Chongqing Taiji Industry Group Co. Ltd. Class A	107,900	252
	Dian Diagnostics Group Co. Ltd. Class A	92,200	249
	Nanjing Hanrui Cobalt Co. Ltd. Class A	49,300	248
	Tianneng Battery Group Co. Ltd. Class A	73,990	248
*	Shandong Denghai Seeds Co. Ltd. Class A	190,000	247
	Camel Group Co. Ltd. Class A	206,570	247
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	246
	Fujian Kuncai Material Technology Co. Ltd. Class A	110,474	246
	Double Medical Technology Inc. Class A	38,300	245
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	244
	Hongyuan Green Energy Co. Ltd. Class A	102,500	244
	CSG Holding Co. Ltd. Class A	416,900	243
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	446,700	242
	Lao Feng Xiang Co. Ltd. Class A	44,969	240
*	Hoymiles Power Electronics Inc. Class A	20,543	239
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	238
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	232
	Laobaixing Pharmacy Chain JSC Class A	121,790	231
	Shanghai SMI Holding Co. Ltd. Class A	414,500	228
*	KingClean Electric Co. Ltd. Class A	55,014	227
*	Shanying International Holding Co. Ltd. Class A	1,142,100	227

		Shares	Market Value ($000)
*	Financial Street Holdings Co. Ltd. Class A	604,490	223
*	China Enterprise Co. Ltd. Class A	666,255	223
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	37,400	223
*	Gemdale Corp. Class A	649,600	222
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	166,200	222
	Inmyshow Digital Technology Group Co. Ltd. Class A	318,200	220
	Dongguan Development Holdings Co. Ltd. Class A	145,600	219
*	Neusoft Corp. Class A	174,800	219
*	Grandjoy Holdings Group Co. Ltd. Class A	665,588	218
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	394,200	218
	Chongqing Chongbai Technology Group Co. Ltd. Class A	69,200	218
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	122,500	214
*	Oriental Energy Co. Ltd. Class A	256,500	214
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	213
	Porton Pharma Solutions Ltd. Class A	92,595	213
*	Taiji Computer Corp. Ltd. Class A	96,898	211
	Chongqing Water Group Co. Ltd. Class A	330,700	207
	Ovctek China Inc. Class A	120,520	205
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	204
	Huaxia Eye Hospital Group Co. Ltd. Class A	83,700	204
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	140,360	202
	Rizhao Port Co. Ltd. Class A	491,500	202
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	200
	Zhejiang Construction Investment Group Co. Ltd. Class A	180,800	198
	Luolai Lifestyle Technology Co. Ltd. Class A	118,400	196
*	Greattown Holdings Ltd. Class A	316,500	195
	Luenmei Quantum Co. Ltd. Class A	219,200	190
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	189
	Jiangling Motors Corp. Ltd. Class A	74,254	187
*	Vanchip Tianjin Technology Co. Ltd. Class A	51,468	185
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	184
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	182
	Anhui Xinhua Media Co. Ltd. Class A	220,000	182
	Sansure Biotech Inc. Class A	79,534	182
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	182
	Toly Bread Co. Ltd. Class A	281,854	181
*	Guangdong Golden Dragon Development Inc. Class A	136,800	181
	Guangzhou Wondfo Biotech Co. Ltd. Class A	69,760	180
	China Merchants Port Group Co. Ltd. Class A	53,700	176
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	175
	Suofeiya Home Collection Co. Ltd. Class A	135,100	173
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	133,700	173
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	55,300	172
	Three Squirrels Inc. Class A	63,100	170
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	164
	China Animal Husbandry Industry Co. Ltd. Class A	169,400	164
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	164
	Shenzhen Expressway Corp. Ltd. Class A	126,300	163
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	162
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	161
*	Topsec Technologies Group Inc. Class A	163,600	160
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	158
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	59,499	157
*	Daan Gene Co. Ltd. Class A	192,016	155
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	155
	Guangdong South New Media Co. Ltd. Class A	29,300	154
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	151
	Liuzhou Iron & Steel Co. Ltd. Class A	247,100	151
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	148
*	North Huajin Chemical Industries Co. Ltd. Class A	215,896	148
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	146
	NanJi E-Commerce Co. Ltd. Class A	314,099	144
*	Wonders Information Co. Ltd. Class A	192,800	144
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	157,700	144
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	143
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	72,700	135
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	133
	Joyoung Co. Ltd. Class A	95,700	129
	Huabao Technology Co. Ltd.	64,200	127
	Autohome Inc. Class A	22,173	127

		Shares	Market Value ($000)
*	Cinda Real Estate Co. Ltd. Class A	318,983	122
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	116
*	Shanghai AJ Group Co. Ltd. Class A	189,933	116
*	ADAMA Ltd. Class A	134,900	106
	China National Accord Medicines Corp. Ltd. Class B	66,256	102
*	Shanghai Huayi Group Co. Ltd. Class B	163,947	83
*	CanSino Biologics Inc. Class A	5,202	39
*,2	Red Star Macalline Group Corp. Ltd. Class H	43,082	6
*,3	Yango Group Co. Ltd. Class A	522,797	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	—
			7,032,103
Colombia (0.1%)
	Grupo Cibest SA ADR	248,008	22,946
	Grupo Cibest SA	550,683	15,608
	Interconexion Electrica SA ESP	998,291	9,461
	Ecopetrol SA	5,689,719	4,824
	Cementos Argos SA	1,308,811	4,571
	Ecopetrol SA ADR	257,192	4,313
			61,723
Czech Republic (0.0%)
	CEZ A/S	331,685	21,367
	Komercni banka A/S	172,584	8,643
[2]	Moneta Money Bank A/S	583,997	5,349
	Colt CZ Group SE	35,067	1,518
			36,877
Denmark (0.9%)
	Novo Nordisk A/S Class B	7,581,774	358,630
	DSV A/S	463,816	100,240
	Danske Bank A/S	1,495,125	86,044
	Vestas Wind Systems A/S	2,365,791	63,681
	Novonesis (Novozymes) B	828,448	53,951
*	Genmab A/S	142,241	40,943
	Carlsberg A/S Class B	219,640	32,343
*,2	Orsted A/S	1,100,738	24,541
	Pandora A/S	178,184	22,314
	Coloplast A/S Class B	322,106	21,301
	AP Moller - Maersk A/S Class B	6,819	18,363
	Tryg A/S	720,319	17,142
	AP Moller - Maersk A/S Class A	5,771	15,070
*,1	Demant A/S	197,703	8,557
	ROCKWOOL A/S Class B	178,924	5,717
	H Lundbeck A/S	598,060	3,826
	H Lundbeck A/S Class A	124,308	691
			873,354
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	6,120,207	16,958
	Talaat Moustafa Group	1,660,804	3,188
			20,146
Finland (0.6%)
	Nokia OYJ	11,940,256	110,363
	Nordea Bank Abp	5,225,418	105,541
	Sampo OYJ Class A (XHEL)	5,804,838	64,270
	Nordea Bank Abp (XHEL)	2,406,902	48,579
	Kone OYJ Class B	748,709	43,198
	Wartsila OYJ Abp	1,117,001	37,880
	Neste OYJ	975,030	34,554
	UPM-Kymmene OYJ	1,214,208	33,033
	Metso OYJ	1,630,368	30,518
	Orion OYJ Class B	253,858	23,732
	Fortum OYJ	1,007,269	22,899
	Stora Enso OYJ Class R	1,392,500	16,013
	Kesko OYJ Class B	638,659	15,914
	Elisa OYJ	343,274	13,844
	Valmet OYJ	328,299	9,899
			610,237

		Shares	Market Value ($000)
France (5.4%)
	Schneider Electric SE	1,292,866	434,384
	TotalEnergies SE (TQEX)	4,573,550	403,206
	Airbus SE	1,391,317	326,623
	LVMH Moet Hennessy Louis Vuitton SE	587,641	322,694
	Safran SA	820,280	322,355
	BNP Paribas SA	2,325,925	295,552
	Sanofi SA	2,562,402	220,653
	AXA SA	3,860,454	200,086
*	Air Liquide SA Loyalty Shares	887,469	174,839
	Vinci SA	1,156,880	163,343
*	L'Oreal SA Loyalty Shares	348,321	155,141
	Societe Generale SA	1,603,462	150,720
	Hermes International SCA	81,225	143,920
	EssilorLuxottica SA	694,287	131,444
	Danone SA	1,499,661	116,653
	Air Liquide SA (XPAR)	538,756	106,139
	Cie de Saint-Gobain SA	1,076,179	101,147
	Orange SA	5,077,911	96,997
	Legrand SA	606,432	92,195
	L'Oreal SA (XPAR)	196,531	87,534
*	Engie SA Loyalty Shares	2,329,223	72,604
	Cie Generale des Etablissements Michelin SCA	1,518,999	61,399
	Thales SA	213,689	60,833
	Publicis Groupe SA	554,818	59,216
	Veolia Environnement SA	1,487,602	59,197
	Kering SA	167,393	55,252
	Engie SA (XPAR)	1,691,724	52,733
	Credit Agricole SA	2,151,349	48,073
	Capgemini SE	369,896	43,966
[2]	Euronext NV	208,652	38,151
	Dassault Systemes SE	1,578,217	36,717
*	Unibail-Rodamco-Westfield	290,889	35,441
	Pernod Ricard SA	443,674	34,577
	Bouygues SA	482,221	27,163
	Accor SA	516,410	26,856
	Bureau Veritas SA	830,415	26,565
	Carrefour SA	1,387,984	25,472
	Eiffage SA	171,427	24,365
	Klepierre SA	530,291	24,086
	Rexel SA	528,415	21,927
*,1	Abivax SA	174,657	21,676
	Eurofins Scientific SE	273,062	21,534
	SPIE SA	370,188	19,909
	Edenred SE	542,861	17,874
	SCOR SE	421,395	16,671
*	Air Liquide SA	83,970	16,543
	Ipsen SA	82,727	15,985
[2]	Amundi SA	139,197	15,210
*	Alstom SA	811,048	15,025
	Renault SA	449,006	14,178
	Getlink SE	660,246	14,085
	Dassault Aviation SA	39,081	13,501
[1]	Aeroports de Paris SA	94,652	13,119
	Sartorius Stedim Biotech	66,550	12,867
[2]	Ayvens SA	823,107	11,094
	Gecina SA	126,464	10,956
	Covivio SA	125,186	7,642
*	Engie SA	245,035	7,638
*	Sodexo SA ACT Loyalty Shares	114,270	7,514
	BioMerieux	91,629	7,304
[1]	Bollore SE	1,551,819	6,930
[1]	FDJ UNITED	253,454	6,413
	Sodexo SA (XPAR)	66,844	4,395
*	Engie SA (FCHI)	108,963	3,396
*	Abivax SA ADR	4,512	564
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	414
*	Sodexo Inc.	2,234	147
			5,182,802

		Shares	Market Value ($000)
Germany (4.8%)
	Siemens AG (Registered)	1,747,010	572,401
	Allianz SE (Registered)	905,252	450,908
	SAP SE	2,451,306	449,312
	Siemens Energy AG	1,799,566	307,443
	Deutsche Telekom AG (Registered)	8,177,124	252,354
	Infineon Technologies AG	3,109,129	223,122
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	305,245	183,360
	Deutsche Bank AG (Registered)	4,094,179	150,690
	Deutsche Post AG	2,192,292	146,449
	Rheinmetall AG	109,078	144,195
	Deutsche Boerse AG	434,174	130,781
	Bayer AG (Registered)	2,343,942	130,079
	BASF SE	2,110,769	122,538
	E.ON SE	5,289,741	113,958
	RWE AG	1,680,802	110,568
	Mercedes-Benz Group AG	1,803,350	97,506
	adidas AG	396,471	73,356
[1]	Commerzbank AG	1,544,578	67,365
	Daimler Truck Holding AG	1,184,033	66,970
	Heidelberg Materials AG	301,570	56,142
	MTU Aero Engines AG	128,759	53,986
	Bayerische Motoren Werke AG (XETR)	775,459	53,153
	Merck KGaA	308,596	51,001
	Fresenius SE & Co. KGaA	981,909	50,467
	Vonovia SE	1,744,053	42,312
	Hannover Rueck SE	143,457	41,351
[2]	Siemens Healthineers AG	877,519	37,369
	Symrise AG	318,692	32,704
	GEA Group AG	351,890	24,999
	Fresenius Medical Care AG	476,086	24,434
*,1,2	Delivery Hero SE	535,473	23,343
[1]	Beiersdorf AG	249,134	23,142
	Continental AG	259,380	21,571
	QIAGEN NV	491,619	20,230
	Brenntag SE	276,211	19,477
	Talanx AG	143,950	19,133
	Knorr-Bremse AG	159,595	18,982
	HOCHTIEF AG	35,765	18,330
*,2	Zalando SE	557,917	18,197
	Henkel AG & Co. KGaA (XTER)	212,709	17,429
	Deutsche Lufthansa AG (Registered)	1,455,683	15,275
[2]	Scout24 SE	164,217	14,079
[1]	Hensoldt AG	144,988	13,318
	Evonik Industries AG	607,504	12,290
[1]	RENK Group AG	216,046	11,990
	LEG Immobilien SE (XETR)	186,419	11,192
	Rational AG	11,836	9,215
	CTS Eventim AG & Co. KGaA	133,347	8,997
	Nemetschek SE	131,875	8,889
	Bechtle AG	190,268	7,968
	KION Group AG	163,850	7,415
[1]	Traton SE	145,235	6,828
	Fraport AG Frankfurt Airport Services Worldwide	84,147	6,574
[2]	DWS Group GmbH & Co. KGaA	72,148	6,086
	Volkswagen AG	66,062	5,800
*	Aumovio SE	119,326	5,510
	Schaeffler AG	454,405	3,745
	RTL Group SA	88,183	3,301
*,2	Covestro AG (XTER)	38,606	2,702
	Deutsche Wohnen SE	119,629	2,555
	FUCHS SE	54,469	2,174
			4,627,010
Greece (0.2%)
	National Bank of Greece SA	1,972,977	36,916
*	Piraeus Bank SA	2,550,843	29,753
	Eurobank SA	5,754,892	29,739
	Alpha Bank SA	3,782,218	18,755
	Public Power Corp. SA	724,589	18,671

		Shares	Market Value ($000)
	Bank of Cyprus Holdings plc	872,828	10,356
	GEK TERNA SA	189,380	9,913
	Hellenic Telecommunications Organization SA	371,865	8,582
	Motor Oil Hellas Corinth Refineries SA	145,760	8,563
	JUMBO SA	258,982	7,237
	Allwyn AG	389,002	6,013
	Optima bank SA	420,630	5,096
	Titan SA	78,745	4,739
	Cenergy Holdings SA	150,364	3,756
	HELLENiQ ENERGY Holdings SA	199,326	2,982
*	CrediaBank SA	2,198,484	2,541
	Holding Co. ADMIE IPTO SA	413,709	2,150
	Athens International Airport SA	174,145	2,122
	Viohalco SA	95,631	1,962
	Ballys Intralot SA	1,416,643	1,799
*	Aktor SA Holding Co. Technical & Energy Projects	125,539	1,523
*	LAMDA Development SA	194,121	1,420
	Aegean Airlines SA	92,695	1,304
*	Athens Water Supply & Sewage Co. SA	90,985	1,196
	Sarantis SA	58,908	984
	Piraeus Port Authority SA	13,864	708
	Autohellas Tourist & Trading SA	46,516	623
	ElvalHalcor SA	130,300	566
	Quest Holdings SA	61,298	507
	Ellaktor SA	102,360	151
			220,627
Hong Kong (1.3%)
	AIA Group Ltd.	25,051,011	252,537
	Hong Kong Exchanges & Clearing Ltd.	2,833,755	147,647
	CK Hutchison Holdings Ltd.	6,374,599	59,725
	Techtronic Industries Co. Ltd.	3,405,274	57,208
	BOC Hong Kong Holdings Ltd.	8,537,530	56,775
	Lenovo Group Ltd.	18,176,809	55,588
	Sun Hung Kai Properties Ltd.	3,049,994	47,869
	CLP Holdings Ltd.	3,832,871	38,108
	Link REIT	6,272,330	31,264
	Jardine Matheson Holdings Ltd.	440,132	29,231
	CK Asset Holdings Ltd.	4,307,938	26,240
	Power Assets Holdings Ltd.	3,258,904	24,534
	Hong Kong & China Gas Co. Ltd.	25,992,110	23,269
	Galaxy Entertainment Group Ltd.	5,181,061	22,595
[2]	WH Group Ltd.	18,762,502	20,188
	Hongkong Land Holdings Ltd.	2,327,354	18,872
	SITC International Holdings Co. Ltd.	3,246,534	16,368
[1]	MTR Corp. Ltd.	3,843,172	16,215
	ASMPT Ltd.	752,200	14,434
	Zijin Gold International Co. Ltd.	937,700	14,180
	Wharf Real Estate Investment Co. Ltd.	3,790,420	12,819
	Sino Land Co. Ltd.	9,248,520	12,597
	Henderson Land Development Co. Ltd.	3,283,302	11,903
	CK Infrastructure Holdings Ltd.	1,470,559	11,730
	Swire Pacific Ltd. Class A	884,352	11,231
	Shenzhou International Group Holdings Ltd.	1,974,649	11,223
*	MMG Ltd.	9,992,277	10,724
	Sands China Ltd.	4,966,304	9,313
	AAC Technologies Holdings Inc.	1,783,837	8,765
	PCCW Ltd.	9,095,776	6,818
	Swire Properties Ltd.	2,217,892	6,755
	Cathay Pacific Airways Ltd.	3,548,730	6,602
	PRADA SpA	1,183,935	6,503
	Orient Overseas International Ltd.	307,000	6,003
[1]	Chow Tai Fook Jewellery Group Ltd.	3,739,897	5,890
	Wharf Holdings Ltd.	2,241,643	5,612
[2]	Samsonite Group SA	3,091,903	5,564
[2]	BOC Aviation Ltd.	481,026	4,742
	Bank of East Asia Ltd.	2,165,852	4,601
[1]	Xinyi Glass Holdings Ltd.	3,757,583	4,462
	First Pacific Co. Ltd.	5,389,139	3,847
	Hang Lung Properties Ltd.	4,036,140	3,751

		Shares	Market Value ($000)
	Hang Lung Group Ltd.	1,897,040	3,339
	Yue Yuen Industrial Holdings Ltd.	1,828,824	3,310
	Kerry Properties Ltd.	1,304,233	3,254
	Hysan Development Co. Ltd.	1,366,877	3,250
[1,2]	Budweiser Brewing Co. APAC Ltd.	3,877,233	3,248
	CTF Services Ltd.	2,809,286	2,937
	DFI Retail Group Holdings Ltd. (Registered)	711,914	2,815
	MGM China Holdings Ltd.	1,940,123	2,808
*,1	New World Development Co. Ltd.	3,164,554	2,777
*,1	HUTCHMED China Ltd.	1,156,000	2,613
	Wynn Macau Ltd.	3,516,920	2,549
	Swire Pacific Ltd. Class B	1,293,588	2,467
	VTech Holdings Ltd.	360,520	2,377
*,1,2	FIT Hon Teng Ltd.	3,940,242	2,357
	Johnson Electric Holdings Ltd.	859,643	2,039
	Dah Sing Banking Group Ltd.	791,705	1,521
*	United Energy Group Ltd.	32,126,205	1,482
	Shangri-La Asia Ltd.	2,690,616	1,419
	Man Wah Holdings Ltd.	3,307,253	1,328
	Nexteer Automotive Group Ltd.	2,463,541	1,320
	Champion REIT	4,226,530	1,254
*,1	SJM Holdings Ltd.	5,749,143	1,165
	NagaCorp Ltd.	2,454,565	1,086
	KLN Logistics Group Ltd.	638,465	487
			1,197,504
Hungary (0.1%)
	OTP Bank Nyrt	541,188	80,173
*	MOL Hungarian Oil & Gas plc	1,069,127	15,307
	Richter Gedeon Nyrt	325,907	12,143
	Magyar Telekom Telecommunications plc	621,250	5,386
	Opus Global Nyrt	932,181	1,056
*	4iG Nyrt	84,822	470
			114,535
Iceland (0.0%)
	Islandsbanki HF	3,979,738	4,722
[2]	Arion Banki HF	2,940,450	4,627
	Hagar HF	2,321,634	2,245
	Festi HF	680,238	1,714
	Reitir fasteignafelag hf	1,366,963	1,267
	Kvika banki HF	10,431,487	1,154
*	Alvotech SA	257,257	994
			16,723
India (4.2%)
	Reliance Industries Ltd.	16,008,436	219,179
	HDFC Bank Ltd.	27,154,130	212,666
	ICICI Bank Ltd.	12,643,297	190,018
	Bharti Airtel Ltd. (XNSE)	7,233,539	149,440
	Mahindra & Mahindra Ltd.	2,204,713	78,505
	Bajaj Finance Ltd.	6,503,626	77,746
	Axis Bank Ltd.	5,491,580	70,717
	Larsen & Toubro Ltd.	1,598,682	65,939
	Infosys Ltd.	5,191,225	61,667
	Tata Consultancy Services Ltd.	2,431,480	60,324
	Kotak Mahindra Bank Ltd.	13,072,104	53,438
	Sun Pharmaceutical Industries Ltd.	2,540,338	52,967
	State Bank of India	4,400,174	47,357
	Hindustan Unilever Ltd.	2,130,554	46,899
	Maruti Suzuki India Ltd.	301,790	45,004
	Titan Co. Ltd.	876,833	44,767
	NTPC Ltd.	11,356,607	41,299
	Tata Steel Ltd.	19,051,592	37,907
	UltraTech Cement Ltd.	295,106	36,802
	Shriram Finance Ltd.	3,349,761	36,714
	Hindalco Industries Ltd.	3,490,905	35,771
	Bharat Electronics Ltd.	8,448,011	34,336
*	Eternal Ltd.	10,829,167	34,319
	HCL Technologies Ltd.	2,412,447	34,113
[1]	Infosys Ltd. ADR	2,811,367	33,821
	Power Grid Corp. of India Ltd.	10,857,480	32,320

		Shares	Market Value ($000)
	Asian Paints Ltd.	1,082,694	31,144
	Adani Ports & Special Economic Zone Ltd.	1,748,389	31,063
*	Adani Power Ltd.	12,978,421	28,716
	Grasim Industries Ltd.	863,386	28,043
	JSW Steel Ltd.	2,083,476	27,733
	Eicher Motors Ltd.	333,640	27,374
	Nestle India Ltd.	1,715,380	27,128
	Tech Mahindra Ltd.	1,526,288	26,501
	Divi's Laboratories Ltd.	301,015	25,411
	Coal India Ltd.	5,740,882	24,924
	TVS Motor Co. Ltd.	546,626	24,696
[2]	InterGlobe Aviation Ltd.	451,241	24,434
	Oil & Natural Gas Corp. Ltd.	9,275,996	23,632
	Apollo Hospitals Enterprise Ltd.	248,936	23,355
	Tata Motors Ltd.	4,898,693	22,409
	Adani Enterprises Ltd.	698,300	22,016
	Hindustan Aeronautics Ltd.	446,069	21,728
	Cipla Ltd.	1,365,901	21,080
	ITC Ltd.	7,151,199	21,053
	Jio Financial Services Ltd.	7,732,770	20,781
[2]	SBI Life Insurance Co. Ltd.	1,041,519	20,532
	Max Healthcare Institute Ltd.	1,783,148	20,523
	Trent Ltd.	651,009	20,502
	Cholamandalam Investment & Finance Co. Ltd.	1,035,103	20,059
	Bajaj Finserv Ltd.	917,346	19,498
	Bajaj Auto Ltd.	159,124	19,208
	Torrent Pharmaceuticals Ltd.	351,934	18,901
	Cummins India Ltd.	322,669	18,662
	BSE Ltd.	475,030	18,144
*	Vedanta Aluminium Metal	3,747,143	17,837
	Tata Consumer Products Ltd.	1,571,362	17,830
	Hero MotoCorp Ltd.	313,050	17,672
	Tata Motors Passenger Vehicles Ltd.	4,867,632	17,327
	Federal Bank Ltd.	4,432,114	16,663
[2]	Laurus Labs Ltd.	870,050	16,563
	Samvardhana Motherson International Ltd.	10,408,007	16,438
	Tata Power Co. Ltd.	4,116,891	16,425
	Britannia Industries Ltd.	287,487	16,315
	Indian Hotels Co. Ltd.	2,072,027	16,039
	Power Finance Corp. Ltd.	3,448,530	15,329
	Bharat Petroleum Corp. Ltd. (XNSE)	4,498,591	15,034
	Bharat Heavy Electricals Ltd.	3,509,016	14,959
	CG Power & Industrial Solutions Ltd.	1,645,258	14,884
	Coforge Ltd.	824,693	14,874
	Persistent Systems Ltd.	253,861	14,775
	Varun Beverages Ltd.	3,182,853	14,749
	Lupin Ltd.	581,838	14,727
	Bharat Forge Ltd.	638,655	14,712
*	One 97 Communications Ltd.	988,568	13,909
*	PB Fintech Ltd.	815,381	13,688
[2]	AU Small Finance Bank Ltd.	1,239,237	13,601
*	Suzlon Energy Ltd.	26,844,732	13,489
	GE Vernova T&D India Ltd.	297,470	13,470
*,2	Avenue Supermarts Ltd.	327,496	13,467
	Dr. Reddy's Laboratories Ltd.	1,097,706	13,170
[2]	HDFC Life Insurance Co. Ltd.	2,282,410	13,114
	Indian Oil Corp. Ltd.	8,881,025	13,019
	Dixon Technologies India Ltd.	88,209	12,982
[2]	HDFC Asset Management Co. Ltd.	466,340	12,776
*	Adani Energy Solutions Ltd.	736,595	12,703
*	Indus Towers Ltd.	3,083,581	12,644
	Pidilite Industries Ltd.	747,772	12,627
	Polycab India Ltd.	127,300	12,143
	GAIL India Ltd.	6,314,937	11,998
	Marico Ltd.	1,313,714	11,984
	Ashok Leyland Ltd.	6,784,569	11,811
	Fortis Healthcare Ltd.	1,179,199	11,683
	REC Ltd.	2,961,866	11,572
	United Spirits Ltd.	714,025	11,345
	IndusInd Bank Ltd.	1,039,027	11,019

		Shares	Market Value ($000)
	Solar Industries India Ltd.	57,029	10,993
	Aurobindo Pharma Ltd.	661,631	10,952
	Godrej Consumer Products Ltd.	947,889	10,631
	Info Edge India Ltd.	819,134	10,521
	Vedanta Ltd.	3,774,122	10,478
*	FSN E-Commerce Ventures Ltd.	2,981,972	10,423
*	Swiggy Ltd.	3,479,980	10,387
	DLF Ltd.	1,496,327	10,335
	Hitachi Energy India Ltd.	30,337	10,224
	Jindal Steel Ltd.	879,543	10,171
*	Yes Bank Ltd.	42,301,714	10,090
[2]	LTM Ltd.	219,772	10,061
*	Max Financial Services Ltd.	633,561	9,948
*	Adani Green Energy Ltd.	685,661	9,936
	ABB India Ltd.	126,444	9,646
[2]	ICICI Lombard General Insurance Co. Ltd.	565,998	9,631
	Embassy Office Parks REIT	2,091,707	9,600
	SRF Ltd.	344,659	9,470
	Hindustan Petroleum Corp. Ltd.	2,262,007	9,205
*	IDFC First Bank Ltd.	10,049,507	8,916
	Phoenix Mills Ltd.	445,511	8,842
*	Vodafone Idea Ltd.	64,799,301	8,836
*	Bosch Ltd.	20,518	8,833
	Ambuja Cements Ltd.	1,921,353	8,696
	Biocon Ltd.	1,935,620	8,633
[2]	Sona Blw Precision Forgings Ltd.	1,065,323	8,588
[2]	Macrotech Developers Ltd.	655,467	8,544
	UPL Ltd.	1,319,885	8,359
	Multi Commodity Exchange of India Ltd.	294,828	8,320
	Muthoot Finance Ltd.	253,510	8,283
	Siemens Ltd.	208,065	8,195
	Sundaram Finance Ltd.	162,926	7,963
	APL Apollo Tubes Ltd.	414,266	7,898
	Glenmark Pharmaceuticals Ltd.	336,084	7,868
	National Aluminium Co. Ltd.	2,088,682	7,684
	Mphasis Ltd.	312,152	7,681
	KEI Industries Ltd.	146,457	7,670
	Hyundai Motor India Ltd.	333,792	7,630
	Voltas Ltd.	540,735	7,531
	360 ONE WAM Ltd.	632,547	7,516
	NHPC Ltd.	9,062,419	7,477
	Bajaj Holdings & Investment Ltd.	62,585	7,438
	JSW Energy Ltd.	1,273,449	7,402
	Tube Investments of India Ltd.	256,332	7,394
	MRF Ltd.	5,299	7,372
*	Aditya Birla Capital Ltd.	1,738,158	7,362
	Havells India Ltd.	555,586	7,340
	Godrej Properties Ltd.	331,914	7,324
*	Vishal Mega Mart Ltd.	6,468,229	7,260
*	GMR Airports Ltd.	6,568,915	7,244
	NMDC Ltd.	8,039,137	7,170
	Siemens Energy India Ltd.	211,327	7,154
	Wipro Ltd.	3,694,148	7,125
	Zydus Lifesciences Ltd.	587,388	6,935
	Colgate-Palmolive India Ltd.	311,595	6,779
	Mankind Pharma Ltd.	261,407	6,764
	Torrent Power Ltd.	451,310	6,679
	Shree Cement Ltd.	24,080	6,575
	L&T Finance Ltd.	2,009,542	6,553
	Oracle Financial Services Software Ltd.	55,564	6,516
	Union Bank of India Ltd.	3,608,770	6,475
*	Lenskart Solutions Ltd.	1,090,902	6,418
	Punjab National Bank	5,380,743	6,353
	Hindustan Zinc Ltd.	1,118,296	6,336
	Alkem Laboratories Ltd.	104,253	6,283
	Oil India Ltd.	1,300,950	6,268
	Coromandel International Ltd.	287,676	6,252
	Prestige Estates Projects Ltd.	368,272	6,237
	Bank of Baroda	2,453,719	6,237
	Dabur India Ltd.	1,395,959	6,165

		Shares	Market Value ($000)
	Mahindra & Mahindra Financial Services Ltd.	1,518,835	6,137
[1]	Wipro Ltd. ADR	3,090,356	6,119
	Ipca Laboratories Ltd.	332,556	6,091
	Piramal Finance Ltd.	278,207	5,990
*	Apar Industries Ltd.	39,806	5,988
	Steel Authority of India Ltd.	3,377,151	5,987
	Kalyan Jewellers India Ltd.	907,680	5,824
	Page Industries Ltd.	13,592	5,749
	WAAREE Energies Ltd.	204,528	5,737
	Indian Bank	639,005	5,598
	Canara Bank	4,262,883	5,580
	PI Industries Ltd.	192,770	5,558
	UNO Minda Ltd.	435,110	5,382
	Tata Capital Ltd.	1,397,318	5,348
	Oberoi Realty Ltd.	278,191	5,327
	Blue Star Ltd.	300,985	5,303
	Jindal Stainless Ltd. (XNSE)	677,620	5,218
	Petronet LNG Ltd.	1,768,898	5,203
	Lloyds Metals & Energy Ltd.	240,558	5,161
	Supreme Industries Ltd.	139,349	5,061
	SBI Cards & Payment Services Ltd.	726,473	5,022
[2]	Nippon Life India Asset Management Ltd.	411,765	5,009
*,2	Billionbrains Garage Ventures Ltd.	2,449,792	4,987
	Balkrishna Industries Ltd.	192,277	4,984
	Tata Communications Ltd.	266,054	4,897
	JK Cement Ltd.	85,012	4,847
[2]	ICICI Prudential Life Insurance Co. Ltd.	880,375	4,753
	Exide Industries Ltd.	1,008,019	4,750
	Container Corp. of India Ltd.	812,961	4,475
	Mazagon Dock Shipbuilders Ltd.	177,118	4,421
	ITC Hotels Ltd.	2,593,120	4,411
[2]	RBL Bank Ltd.	1,112,259	4,376
[2]	Indian Railway Finance Corp. Ltd.	4,664,283	4,356
	Astral Ltd. (XNSE)	286,736	4,351
	Dr Reddy's Laboratories Ltd. ADR	352,860	4,181
	Jubilant Foodworks Ltd.	907,404	4,168
*	Poonawalla Fincorp Ltd.	843,083	4,095
	Schaeffler India Ltd.	95,435	4,079
	Gujarat Fluorochemicals Ltd.	88,593	4,052
	Hindustan Copper Ltd.	768,028	3,968
	Cholamandalam Financial Holdings Ltd.	236,535	3,801
	LIC Housing Finance Ltd.	690,988	3,787
	ICICI Prudential Asset Management Co. Ltd.	114,095	3,726
*	LG Electronics India Ltd.	236,481	3,693
[2]	Dr Lal PathLabs Ltd.	184,737	3,690
	HDB Financial Services Ltd.	508,291	3,655
	Ajanta Pharma Ltd.	98,860	3,590
	Indian Railway Catering & Tourism Corp. Ltd.	696,672	3,575
	Dalmia Bharat Ltd.	188,257	3,549
[2]	General Insurance Corp. of India	945,332	3,533
	Adani Total Gas Ltd.	516,632	3,529
*	Star Health & Allied Insurance Co. Ltd.	559,220	3,520
	Narayana Hrudayalaya Ltd.	165,221	3,514
	AIA Engineering Ltd.	71,809	3,454
[2]	Bandhan Bank Ltd.	1,880,370	3,430
	Central Depository Services India Ltd.	243,164	3,395
	Motilal Oswal Financial Services Ltd.	376,459	3,361
	Berger Paints India Ltd.	599,935	3,271
	Thermax Ltd.	69,457	3,135
	Tata Technologies Ltd.	399,921	3,135
	Rail Vikas Nigam Ltd.	1,326,071	3,131
	Linde India Ltd.	44,251	3,127
	Tata Elxsi Ltd.	81,046	3,126
	Bank of India	2,158,953	3,119
	Patanjali Foods Ltd.	829,549	3,082
	Bank of Maharashtra	3,641,054	3,025
	Bharti Hexacom Ltd.	178,896	3,012
	ACC Ltd.	211,132	3,004
[2]	Cochin Shipyard Ltd.	200,669	2,993
*	Kaynes Technology India Ltd.	73,012	2,910

		Shares	Market Value ($000)
	Deepak Nitrite Ltd.	163,561	2,848
[2]	Premier Energies Ltd.	260,497	2,789
	Bharat Dynamics Ltd.	210,731	2,768
*	United Breweries Ltd.	183,528	2,730
	GlaxoSmithKline Pharmaceuticals Ltd.	97,783	2,720
	Indraprastha Gas Ltd.	1,644,607	2,619
	Gujarat Energy Ltd.	910,095	2,618
	NLC India Ltd.	834,380	2,603
	Aarti Industries Ltd.	497,977	2,552
	JSW Infrastructure Ltd.	771,292	2,524
*	Meesho Ltd.	1,306,720	2,493
	Castrol India Ltd.	1,264,246	2,453
[2]	Endurance Technologies Ltd.	84,402	2,440
	Housing & Urban Development Corp. Ltd.	1,180,427	2,411
*	Bajaj Housing Finance Ltd.	2,661,299	2,398
[2]	L&T Technology Services Ltd.	64,048	2,386
	CRISIL Ltd.	51,635	2,360
	Indian Renewable Energy Development Agency Ltd.	1,879,804	2,355
	3M India Ltd.	6,405	2,324
	Escorts Kubota Ltd.	70,202	2,270
	Godfrey Phillips India Ltd.	99,765	2,232
	Hexaware Technologies Ltd.	369,142	2,179
	KPIT Technologies Ltd.	347,111	2,176
	Honeywell Automation India Ltd.	5,433	2,173
	AWL Agri Business Ltd.	1,079,319	2,142
*	NTPC Green Energy Ltd.	2,237,346	2,111
	IRB Infrastructure Developers Ltd.	9,212,544	1,931
*	Authum Investment & Infrastucture Ltd.	338,454	1,913
	Emami Ltd.	451,863	1,885
[2]	Syngene International Ltd.	444,484	1,798
	Whirlpool of India Ltd.	174,528	1,469
*	Godrej Industries Ltd.	105,304	1,454
	Knowledge Realty Trust	1,162,225	1,442
*	Vedanta Oil & Gas Ltd.	3,747,143	1,396
	Metro Brands Ltd.	125,453	1,361
*	Vedanta Power Ltd.	3,747,143	1,356
	Bayer CropScience Ltd.	30,384	1,349
*	Indian Overseas Bank	3,561,817	1,265
*	IDBI Bank Ltd.	1,365,144	1,198
	SJVN Ltd.	1,610,021	1,157
	Sun TV Network Ltd.	206,969	1,103
	Bata India Ltd.	149,533	1,091
[2]	New India Assurance Co. Ltd.	547,595	997
	Kansai Nerolac Paints Ltd.	471,068	971
	Mangalore Refinery & Petrochemicals Ltd.	460,046	819
	Relaxo Footwears Ltd.	172,181	728
	Central Bank of India Ltd.	2,216,883	719
	Vedant Fashions Ltd.	145,589	633
*,3	GSPL Transmission Ltd.	303,365	477
			4,060,327
Indonesia (0.2%)
	Bank Central Asia Tbk PT	117,555,543	41,200
	Bank Rakyat Indonesia Persero Tbk PT	159,692,603	26,856
	Bank Mandiri Persero Tbk PT	103,206,944	24,013
	Telkom Indonesia Persero Tbk PT	104,902,424	15,315
	Astra International Tbk PT	40,829,188	11,599
	Bank Negara Indonesia Persero Tbk PT	28,247,574	5,531
*	GoTo Gojek Tokopedia Tbk PT	1,834,027,300	5,102
	Barito Pacific Tbk PT	48,027,363	4,886
	Merdeka Copper Gold Tbk PT	28,085,100	4,226
*	Amman Mineral Internasional PT	16,798,000	3,803
	United Tractors Tbk PT	2,818,212	3,761
	Indofood Sukses Makmur Tbk PT	8,472,905	3,280
	Charoen Pokphand Indonesia Tbk PT	14,645,264	2,682
	Sumber Alfaria Trijaya Tbk PT	29,965,600	2,204
	Alamtri Resources Indonesia Tbk PT	14,969,863	2,047
	Indofood CBP Sukses Makmur Tbk PT	5,216,884	2,022
	Perusahaan Gas Negara Persero Tbk PT	20,390,346	1,699
	XLSMART Telecom Sejahtera Tbk PT	11,652,005	1,578

		Shares	Market Value ($000)
	Indah Kiat Pulp & Paper Corp. Tbk PT	3,271,100	1,521
	Kalbe Farma Tbk PT	36,330,237	1,459
*	Petrindo Jaya Kreasi Tbk PT	38,683,900	1,407
	Unilever Indonesia Tbk PT	12,118,750	1,182
	Indosat Tbk PT	11,143,400	1,173
	Vale Indonesia Tbk PT	3,961,299	1,151
	Bukit Asam Persero Tbk PT	8,505,855	1,099
	Gudang Garam Tbk PT	930,786	982
	Dayamitra Telekomunikasi PT	37,503,300	964
	Sarana Menara Nusantara Tbk PT	35,363,000	792
	Elang Mahkota Teknologi Tbk PT	26,270,000	772
	Bank Syariah Indonesia Persero Tbk PT	7,592,261	767
	Mayora Indah Tbk PT	7,773,300	728
	Semen Indonesia Persero Tbk PT	7,310,719	593
	Indocement Tunggal Prakarsa Tbk PT	2,284,870	593
	Jasa Marga Persero Tbk PT	3,793,719	578
	Avia Avian Tbk PT	19,092,700	344
	Tower Bersama Infrastructure Tbk PT	4,234,780	341
*	Bumi Serpong Damai Tbk PT	8,213,440	260
			178,510
Ireland (0.2%)
	AIB Group plc	5,045,521	60,009
	Bank of Ireland Group plc	2,267,501	47,617
	Kerry Group plc Class A	381,174	36,391
	Kingspan Group plc	362,707	33,711
	Ryanair Holdings plc	627,446	17,595
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			195,323
Israel (0.8%)
*	Teva Pharmaceutical Industries Ltd.	2,764,941	98,374
	Bank Leumi Le-Israel BM	3,533,134	83,482
	Bank Hapoalim BM	3,134,532	76,100
*	Tower Semiconductor Ltd.	268,938	58,915
	Elbit Systems Ltd.	65,450	52,873
	Israel Discount Bank Ltd. Class A	2,948,645	30,773
	Phoenix Financial Ltd.	547,067	30,674
*	Nova Ltd.	72,932	28,981
*	Enlight Renewable Energy Ltd.	328,987	27,921
	Mizrahi Tefahot Bank Ltd.	368,676	27,436
	Harel Insurance Investments & Financial Services Ltd.	286,643	16,433
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,761,269	16,200
*	Nice Ltd.	140,357	13,676
	Next Vision Stabilized Systems Ltd.	175,925	13,676
	Azrieli Group Ltd.	99,801	13,175
*	OPC Energy Ltd.	405,745	12,730
	Clal Insurance Enterprises Holdings Ltd.	167,952	12,710
*	Camtek Ltd.	69,821	9,655
	First International Bank of Israel Ltd.	121,085	9,351
	Mega Or Holdings Ltd.	56,784	9,223
	ICL Group Ltd.	1,686,775	8,619
	Big Shopping Centers Ltd.	38,241	8,595
	Menora Mivtachim Holdings Ltd.	50,325	7,869
*	Migdal Insurance & Financial Holdings Ltd.	1,340,950	7,617
	Melisron Ltd.	54,456	7,150
	Shufersal Ltd.	467,553	6,688
	Mivne Real Estate KD Ltd.	1,314,912	5,802
	Delek Group Ltd.	212,180	5,602
	Shapir Engineering & Industry Ltd.	364,800	5,460
	Strauss Group Ltd.	142,644	5,402
*	Shikun & Binui Ltd.	830,357	4,752
	Energix-Renewable Energies Ltd.	649,493	4,707
	Meitav Investment House Ltd.	91,193	3,946
	FIBI Holdings Ltd.	39,500	3,877
*	Fattal Holdings 1998 Ltd.	16,859	3,734
	El Al Israel Airlines	791,138	3,513
	Amot Investments Ltd.	568,351	3,453
	Matrix IT Ltd.	110,328	3,126
	Kenon Holdings Ltd.	45,743	3,119
	Israel Corp. Ltd.	92,200	2,411

		Shares	Market Value ($000)
*	Airport City Ltd.	123,110	2,218
	Gav-Yam Lands Corp. Ltd.	152,029	1,949
*	Isrotel Ltd.	41,695	1,718
*	Delek Yizum Nechasim Ltd.	21,218	468
			754,153
Italy (2.1%)
	UniCredit SpA	3,594,797	339,032
	Intesa Sanpaolo SpA	36,255,827	274,069
	Enel SpA	17,919,492	202,372
	Eni SpA	4,392,179	122,176
	Generali	2,267,047	114,892
	Ferrari NV	278,491	109,501
	Prysmian SpA	684,427	94,446
	STMicroelectronics NV	1,523,120	81,062
	Banco BPM SpA	3,511,051	64,105
	Banca Monte dei Paschi di Siena SpA	4,678,657	62,663
	Leonardo SpA	959,734	61,168
	BPER Banca SpA	3,616,298	58,762
	FinecoBank Banca Fineco SpA	1,469,315	40,255
	Terna - Rete Elettrica Nazionale	3,335,345	38,237
*	Telecom Italia SpA	4,061,505	34,490
	Snam SpA	4,852,377	32,903
	Poste Italiane SpA	1,084,017	32,794
	Moncler SpA	529,490	30,117
	Unipol Assicurazioni SpA	893,747	27,965
	Tenaris SA	761,303	21,841
*	Stellantis NV	3,524,523	20,293
	Recordati Industria Chimica e Farmaceutica SpA	253,605	15,107
	Italgas SpA	1,460,402	15,060
	Banca Mediolanum SpA	523,056	14,015
*	Technoprobe SpA	359,435	11,497
*	Stellantis NV (XNYS)	1,726,792	9,980
	A2A SpA	3,643,912	9,519
	Davide Campari-Milano NV	1,372,531	9,348
	Buzzi SpA	194,978	9,249
	Brunello Cucinelli SpA	78,635	8,019
[2]	Pirelli & C SpA	1,014,735	7,730
	Hera SpA	1,605,672	7,009
	Interpump Group SpA	173,899	7,001
	Reply SpA	54,364	6,899
	Mediobanca Banca di Credito Finanziario SpA	200,037	6,451
[2]	Infrastrutture Wireless Italiane SpA	712,763	5,288
[1,2]	Nexi SpA	1,025,015	5,023
			2,010,338
Japan (15.3%)
	Mitsubishi UFJ Financial Group Inc.	25,911,254	578,767
	Toyota Motor Corp.	25,447,235	481,580
	Sumitomo Mitsui Financial Group Inc.	8,621,143	370,441
	Tokyo Electron Ltd.	1,050,520	351,228
	Hitachi Ltd.	10,516,280	344,624
	Advantest Corp.	1,729,764	341,770
	Sony Group Corp.	14,087,920	329,219
	Mizuho Financial Group Inc.	5,617,670	291,244
	SoftBank Group Corp.	8,961,028	279,113
	Recruit Holdings Co. Ltd.	3,204,614	253,423
	Tokio Marine Holdings Inc.	4,449,110	226,755
	Mitsubishi Corp.	7,551,616	225,739
	Keyence Corp.	444,774	223,093
*	Kioxia Holdings Corp.	798,100	222,460
	Fast Retailing Co. Ltd.	432,686	211,873
	Murata Manufacturing Co. Ltd.	4,143,865	188,812
	ITOCHU Corp.	14,940,340	187,495
	Mitsubishi Heavy Industries Ltd.	7,802,550	182,286
	Mitsui & Co. Ltd.	5,845,540	179,366
	Mitsubishi Electric Corp.	4,737,626	170,664
	Shin-Etsu Chemical Co. Ltd.	4,388,185	156,439
	Panasonic Holdings Corp.	5,472,284	144,701
	Takeda Pharmaceutical Co. Ltd.	3,706,672	127,271
	KDDI Corp.	6,796,148	125,210

	Shares	Market Value ($000)
Hoya Corp.	799,209	122,213
Nintendo Co. Ltd.	2,471,950	117,917
Japan Tobacco Inc.	2,608,175	116,290
Marubeni Corp.	3,497,727	113,049
ORIX Corp.	2,635,721	106,376
Sumitomo Corp.	9,680,908	100,487
Fujikura Ltd.	3,913,700	99,315
Daiichi Life Group Inc.	8,208,200	98,969
Daikin Industries Ltd.	668,731	96,869
Softbank Corp.	68,272,790	95,826
Sumitomo Electric Industries Ltd.	7,097,120	93,931
Fujitsu Ltd.	4,013,790	92,515
Komatsu Ltd.	2,122,809	92,109
Sompo Holdings Inc.	2,032,763	90,248
Honda Motor Co. Ltd.	8,845,739	89,162
FANUC Corp.	2,210,330	89,066
MS&AD Insurance Group Holdings Inc.	2,862,944	88,132
NEC Corp.	2,937,720	87,305
TDK Corp.	4,517,560	86,866
Japan Post Bank Co. Ltd.	4,239,670	81,975
Renesas Electronics Corp.	3,923,656	78,645
Disco Corp.	212,433	75,931
Otsuka Holdings Co. Ltd.	1,056,900	73,285
Resona Holdings Inc.	5,214,351	70,711
Daiichi Sankyo Co. Ltd.	4,263,169	68,899
Ajinomoto Co. Inc.	2,225,372	68,627
Toyota Tsusho Corp.	1,640,861	68,104
Kyocera Corp.	2,984,484	68,066
Nomura Holdings Inc.	6,860,080	66,368
FUJIFILM Holdings Corp.	2,818,278	66,341
Chugai Pharmaceutical Co. Ltd.	1,527,121	66,264
Seven & i Holdings Co. Ltd.	4,818,977	63,900
Bridgestone Corp.	2,569,604	63,457
Mitsubishi Estate Co. Ltd.	2,603,283	63,200
NTT Inc.	64,625,525	61,944
Sumitomo Mitsui Trust Group Inc.	6,017,184	61,873
Mitsui Fudosan Co. Ltd.	6,128,455	59,700
Ibiden Co. Ltd.	596,620	59,688
Astellas Pharma Inc.	4,271,416	58,667
Japan Post Holdings Co. Ltd.	3,921,625	58,018
East Japan Railway Co.	2,502,957	57,589
Suzuki Motor Corp.	4,248,088	55,453
Canon Inc.	1,976,740	55,023
SMC Corp.	127,031	54,885
ENEOS Holdings Inc.	6,208,924	51,277
Oriental Land Co. Ltd.	2,559,125	51,079
Denso Corp.	4,101,736	50,365
Aeon Co. Ltd.	5,869,723	50,361
Terumo Corp.	3,428,362	50,294
Central Japan Railway Co.	1,999,685	49,762
Nippon Steel Corp.	11,907,700	48,510
Asics Corp.	1,601,540	47,220
Inpex Corp.	2,040,298	47,026
Kao Corp.	2,108,366	43,340
Lasertec Corp.	186,740	42,900
Kubota Corp.	2,419,770	41,053
Daiwa House Industry Co. Ltd.	1,393,729	40,929
Secom Co. Ltd.	949,746	40,911
Bandai Namco Holdings Inc.	1,375,930	39,860
IHI Corp.	2,206,568	38,582
Ebara Corp.	1,075,885	36,524
Nippon Yusen KK	937,444	35,995
Kansai Electric Power Co. Inc.	2,371,701	35,918
NIDEC Corp.	2,234,538	35,882
Asahi Group Holdings Ltd.	3,430,650	35,803
Resonac Holdings Corp.	428,836	35,722
Daiwa Securities Group Inc.	3,168,402	35,444
Kirin Holdings Co. Ltd.	1,903,314	35,211
Sumitomo Realty & Development Co. Ltd.	1,556,880	34,896
T&D Holdings Inc.	1,083,959	34,162

		Shares	Market Value ($000)
	Nitto Denko Corp.	1,610,135	34,000
	Kajima Corp.	995,687	33,270
	Japan Exchange Group Inc.	2,427,938	33,027
	Asahi Kasei Corp.	3,053,878	32,600
	Shionogi & Co. Ltd.	1,802,191	32,586
	SCREEN Holdings Co. Ltd.	417,284	31,832
	Sekisui House Ltd.	1,443,679	31,605
	Kawasaki Heavy Industries Ltd.	1,844,135	31,506
	JX Advanced Metals Corp.	1,330,077	30,815
	Furukawa Electric Co. Ltd.	1,603,000	30,588
	Daifuku Co. Ltd.	823,996	30,353
	Ryohin Keikaku Co. Ltd.	1,153,992	30,270
	Chubu Electric Power Co. Inc.	1,747,415	30,257
	Obayashi Corp.	1,529,923	30,070
	Konami Group Corp.	231,219	29,786
	Sumitomo Metal Mining Co. Ltd.	592,246	29,769
	Nomura Research Institute Ltd.	999,038	29,555
	Tokyo Gas Co. Ltd.	761,292	29,390
	Fuji Electric Co. Ltd.	333,966	29,145
	Olympus Corp.	2,516,779	28,765
	Osaka Gas Co. Ltd.	834,791	28,641
	Mitsui OSK Lines Ltd.	773,995	28,593
	Yokohama Financial Group Inc.	2,470,784	28,124
	Taisei Corp.	346,266	28,048
	Niterra Co. Ltd.	454,002	26,513
	Pan Pacific International Holdings Corp.	4,592,225	26,060
	Kokusai Electric Corp.	561,400	25,271
	Chiba Bank Ltd.	1,545,746	25,126
	Mitsui Kinzoku Co. Ltd.	133,345	25,105
	Toray Industries Inc.	3,368,906	24,200
	Mitsubishi Chemical Group Corp.	3,267,978	24,049
	SBI Holdings Inc.	1,269,906	23,974
	Shimano Inc.	183,760	23,196
	Subaru Corp.	1,340,944	22,826
	Obic Co. Ltd.	769,845	22,082
	NGK Corp.	636,041	21,762
	Shizuoka Financial Group Inc.	1,090,328	21,507
	Yokogawa Electric Corp.	589,993	21,042
	Minebea Mitsumi Inc.	901,556	20,532
	Rohm Co. Ltd.	765,472	20,298
	West Japan Railway Co.	1,058,198	19,968
	Mebuki Financial Group Inc.	2,153,773	19,957
	Fukuoka Financial Group Inc.	431,612	19,729
	Eisai Co. Ltd.	643,474	19,345
	Shiseido Co. Ltd.	964,084	19,044
	Sanrio Co. Ltd.	2,350,500	18,861
	Isuzu Motors Ltd.	1,243,944	18,559
	Mitsubishi HC Capital Inc. (XTKS)	1,999,633	18,411
	Taiyo Yuden Co. Ltd.	295,250	18,259
*	Rakuten Group Inc.	3,499,338	18,246
	Makita Corp.	565,885	18,227
	Capcom Co. Ltd.	721,540	18,125
	Yaskawa Electric Corp.	604,059	17,988
	AGC Inc.	475,791	17,944
	Yamaha Motor Co. Ltd.	2,141,752	17,915
	Nippon Express Holdings Inc.	539,843	17,817
	Kikkoman Corp.	1,724,365	17,759
	Food & Life Cos. Ltd.	508,600	17,757
	Unicharm Corp.	2,782,134	17,647
	Shimizu Corp.	1,190,034	17,530
	Dai Nippon Printing Co. Ltd.	965,638	17,509
	Isetan Mitsukoshi Holdings Ltd.	771,049	17,209
	LY Corp.	6,163,022	17,172
	SUMCO Corp.	831,453	16,903
	Nippon Paint Holdings Co. Ltd.	2,210,621	16,681
	Nippon Building Fund Inc.	19,527	16,471
	Nippon Sanso Holdings Corp.	457,856	16,460
	Kyoto Financial Group Inc.	595,168	16,405
	Hankyu Hanshin Holdings Inc.	553,925	16,389
	Nitori Holdings Co. Ltd.	1,004,170	16,200

		Shares	Market Value ($000)
	Sojitz Corp.	484,805	16,198
	JFE Holdings Inc.	1,423,151	16,147
	TOPPAN Holdings Inc.	574,707	16,115
	Aisin Corp.	1,168,765	16,113
	Hachijuni Nagano Bank Ltd.	1,034,577	16,075
	Shimadzu Corp.	624,214	15,875
	TOTO Ltd.	359,092	15,584
	Kawasaki Kisen Kaisha Ltd.	861,000	15,342
	Sekisui Chemical Co. Ltd.	918,381	15,285
	MISUMI Group Inc.	635,044	15,108
	BayCurrent Inc.	333,400	15,038
	Idemitsu Kosan Co. Ltd.	1,829,215	14,975
	Omron Corp.	442,203	14,787
	Daito Trust Construction Co. Ltd.	699,875	14,773
	MEIJI Holdings Co. Ltd.	607,078	14,438
	Ono Pharmaceutical Co. Ltd.	964,882	14,420
	Yokohama Rubber Co. Ltd.	301,463	14,320
	Kurita Water Industries Ltd.	262,002	14,079
	Horiba Ltd.	89,495	14,046
	Nissan Chemical Corp.	298,453	13,873
	Zensho Holdings Co. Ltd.	222,028	13,864
	Japan Post Insurance Co. Ltd.	1,246,917	13,730
	Brother Industries Ltd.	550,228	13,702
	Toyo Suisan Kaisha Ltd.	209,541	13,596
	MatsukiyoCocokara & Co.	839,625	13,398
	Sony Financial Group Inc.	13,511,620	13,099
	Gunma Bank Ltd.	831,100	13,061
	Tokyo Ohka Kogyo Co. Ltd.	240,734	13,038
	Ricoh Co. Ltd.	1,322,795	12,981
	Hulic Co. Ltd.	1,164,564	12,804
	Japan Real Estate Investment Corp.	16,576	12,685
	Iyogin Holdings Inc.	554,894	12,485
	Seiko Epson Corp.	679,658	12,449
	Tokyu Corp.	1,132,810	12,436
	Kyushu Electric Power Co. Inc.	1,113,168	12,333
	Amada Co. Ltd.	711,785	12,211
	Azbil Corp.	1,166,240	12,076
	Hokuhoku Financial Group Inc.	260,900	12,072
	Sumitomo Chemical Co. Ltd.	3,663,230	11,854
	Trend Micro Inc.	293,790	11,837
	Tokyu Fudosan Holdings Corp.	1,421,770	11,817
	USS Co. Ltd.	928,242	11,723
	Toho Co. Ltd.	1,220,435	11,720
*	Tokyo Electric Power Co. Holdings Inc.	3,621,986	11,693
	Kinden Corp.	265,140	11,668
	TISI Inc.	484,980	11,627
	Japan Metropolitan Fund Investment	15,692	11,591
	Asahi Intecc Co. Ltd.	499,067	11,260
	Square Enix Holdings Co. Ltd.	643,692	11,207
	Tosoh Corp.	665,942	11,200
	Dentsu Group Inc.	504,220	11,188
*	Nissan Motor Co. Ltd.	5,228,809	11,039
	77 Bank Ltd.	508,600	11,020
	Sapporo Breweries Ltd.	866,495	10,941
	Otsuka Corp.	526,182	10,858
	Nexon Co. Ltd.	687,972	10,782
	Kobe Steel Ltd.	832,567	10,776
	Sysmex Corp.	1,059,954	10,703
	Mitsui Chemicals Inc.	813,508	10,696
	J Front Retailing Co. Ltd.	571,756	10,639
	Mazda Motor Corp.	1,451,292	10,581
	THK Co. Ltd.	253,921	10,449
	Hirose Electric Co. Ltd.	61,760	10,407
	M3 Inc.	928,811	10,406
	Hikari Tsushin Inc.	42,511	10,395
	Mitsubishi Gas Chemical Co. Inc.	401,179	10,363
	Skylark Holdings Co. Ltd.	511,864	10,087
	McDonald's Holdings Co. Japan Ltd.	198,300	10,078
	GLP J-Reit	11,008	10,004
	Yakult Honsha Co. Ltd.	549,996	9,734

		Shares	Market Value ($000)
	Kandenko Co. Ltd.	290,727	9,670
	Sumitomo Forestry Co. Ltd.	1,144,310	9,652
	Oji Holdings Corp.	1,753,073	9,640
	Haseko Corp.	551,502	9,596
	Sanwa Holdings Corp.	442,772	9,491
	Nippon Prologis REIT Inc.	16,552	9,407
	Kintetsu Group Holdings Co. Ltd.	431,881	9,381
	Hamamatsu Photonics KK	654,724	9,321
	Hitachi Construction Machinery Co. Ltd.	278,439	9,280
	Tokyo Seimitsu Co. Ltd.	89,100	9,278
	Tokyo Tatemono Co. Ltd.	436,421	9,209
	Nomura Real Estate Master Fund Inc.	9,512	9,098
	CyberAgent Inc.	969,068	8,854
	Kyowa Kirin Co. Ltd.	548,582	8,806
	Electric Power Development Co. Ltd. Class C	371,406	8,786
	Takashimaya Co. Ltd.	607,052	8,678
	Hoshizaki Corp.	240,852	8,590
	Open House Group Co. Ltd.	161,183	8,565
	Tobu Railway Co. Ltd.	441,086	8,556
	Odakyu Electric Railway Co. Ltd.	768,700	8,508
	NH Foods Ltd.	214,378	8,419
	Sumitomo Heavy Industries Ltd.	259,701	8,395
	Suntory Beverage & Food Ltd.	289,515	8,394
	Santen Pharmaceutical Co. Ltd.	709,100	8,372
	COMSYS Holdings Corp.	254,589	8,356
	KDX Realty Investment Corp.	8,506	8,313
	NOF Corp.	477,450	8,296
	Hirogin Holdings Inc.	604,384	8,272
	Nissin Foods Holdings Co. Ltd.	455,266	8,230
	Tohoku Electric Power Co. Inc.	1,108,980	8,149
	Yamato Holdings Co. Ltd.	615,476	7,987
	Mitsubishi Materials Corp.	304,900	7,914
	Medipal Holdings Corp.	433,457	7,805
	Orix JREIT Inc.	12,028	7,783
	Kyushu Financial Group Inc.	844,476	7,762
	Seibu Holdings Inc.	345,808	7,744
	Keisei Electric Railway Co. Ltd.	963,193	7,741
	Credit Saison Co. Ltd.	270,090	7,651
	NHK Spring Co. Ltd.	343,886	7,624
	Kuraray Co. Ltd.	664,179	7,618
	Dexerials Corp.	377,400	7,618
	United Urban Investment Corp.	7,400	7,562
	Toyo Tire Corp.	282,458	7,492
	NSK Ltd.	1,045,558	7,447
	Kyushu Railway Co.	329,988	7,446
	Yamaguchi Financial Group Inc.	401,257	7,420
	Tsuruha Holdings Inc.	484,015	7,389
	Nikon Corp.	614,899	7,306
	Daiwa House REIT Investment Corp.	9,418	7,292
	GS Yuasa Corp.	215,625	7,262
	Nabtesco Corp.	251,343	7,224
	JTEKT Corp.	526,364	7,208
	Chugin Financial Group Inc.	349,272	7,197
	Nichias Corp.	347,000	7,192
	Koito Manufacturing Co. Ltd.	427,352	7,142
	Marui Group Co. Ltd.	383,263	7,140
	MonotaRO Co. Ltd.	564,456	7,123
	Rohto Pharmaceutical Co. Ltd.	475,350	7,119
	Toyoda Gosei Co. Ltd.	206,020	7,113
	Lixil Corp.	651,776	7,079
	JGC Holdings Corp.	505,854	7,075
	INFRONEER Holdings Inc.	436,045	7,055
	Japan Steel Works Ltd.	151,800	7,033
*	Rakuten Bank Ltd.	205,500	7,023
	DMG Mori Co. Ltd.	306,565	7,014
	EXEO Group Inc.	428,138	6,991
	Mitsubishi Logistics Corp.	696,770	6,986
*	Mercari Inc.	257,379	6,965
	ZOZO Inc.	962,568	6,941
	Modec Inc.	107,200	6,924

		Shares	Market Value ($000)
	Nomura Real Estate Holdings Inc.	1,197,895	6,884
	ANA Holdings Inc.	351,934	6,874
	Yamaha Corp.	884,856	6,859
[1]	Nikkon Holdings Co. Ltd.	217,096	6,852
	Nisshin Seifun Group Inc.	539,504	6,830
	Air Water Inc.	433,014	6,791
	Persol Holdings Co. Ltd.	4,045,210	6,716
	Mitsui E&S Co. Ltd.	220,800	6,659
	Kansai Paint Co. Ltd.	375,702	6,651
	Japan Hotel REIT Investment Corp.	13,017	6,633
	SG Holdings Co. Ltd.	663,625	6,603
	Kakaku.com Inc.	282,811	6,570
	Dowa Holdings Co. Ltd.	128,014	6,531
	Kewpie Corp.	228,453	6,529
	Toyo Seikan Group Holdings Ltd.	256,838	6,526
	Yamato Kogyo Co. Ltd.	77,415	6,517
	Maruwa Co. Ltd.	19,100	6,467
	GMO Payment Gateway Inc.	103,535	6,452
	Yamazaki Baking Co. Ltd.	304,870	6,443
	Invincible Investment Corp.	16,763	6,424
	Taiheiyo Cement Corp.	253,446	6,418
	Shimamura Co. Ltd.	303,902	6,397
	Macnica Holdings Inc.	315,200	6,381
	Nichirei Corp.	456,940	6,356
	Cosmo Energy Holdings Co. Ltd.	254,652	6,337
	Kamigumi Co. Ltd.	194,203	6,307
	Takasago Thermal Engineering Co. Ltd.	233,500	6,184
	Japan Airlines Co. Ltd.	335,165	6,182
	Nifco Inc.	190,079	6,153
	Lion Corp.	572,970	6,142
	Keio Corp.	1,197,495	6,084
	Advance Residence Investment Corp.	6,476	6,009
	Zenkoku Hosho Co. Ltd.	305,436	5,999
	Ulvac Inc.	113,346	5,978
	Kraftia Corp.	113,661	5,977
	Sumitomo Rubber Industries Ltd.	421,543	5,964
	Internet Initiative Japan Inc.	265,200	5,822
	Nagase & Co. Ltd.	820,964	5,790
	Sankyu Inc.	96,525	5,710
[1]	Tokyo Metro Co. Ltd.	621,700	5,700
	Japan Airport Terminal Co. Ltd.	160,883	5,691
	ALSOK Co. Ltd.	771,520	5,671
	Alfresa Holdings Corp.	390,113	5,659
	Iwatani Corp.	441,500	5,620
	Sega Sammy Holdings Inc.	324,668	5,609
	Alps Alpine Co. Ltd.	406,007	5,561
	Yamada Holdings Co. Ltd.	1,235,917	5,520
	Coca-Cola Bottlers Japan Holdings Inc.	229,004	5,503
	SBI Shinsei Bank Ltd.	591,800	5,499
	Tokyo Century Corp.	330,344	5,398
	Nippon Electric Glass Co. Ltd.	163,279	5,379
	Organo Corp.	59,700	5,371
	Rorze Corp.	222,300	5,354
	BIPROGY Inc.	173,093	5,312
	Kobe Bussan Co. Ltd.	302,988	5,297
	Casio Computer Co. Ltd.	479,908	5,273
	Nagoya Railroad Co. Ltd.	443,258	5,269
	DIC Corp.	190,330	5,234
	Industrial & Infrastructure Fund Investment Corp.	5,892	5,213
	Japan Prime Realty Investment Corp.	8,347	5,129
	Jeol Ltd.	101,000	5,127
	Taiyo Holdings Co. Ltd.	172,500	5,088
	Rinnai Corp.	225,748	5,048
	Sumitomo Bakelite Co. Ltd.	125,758	5,036
	Harmonic Drive Systems Inc.	133,941	5,029
	Daido Steel Co. Ltd.	357,675	5,027
	Iida Group Holdings Co. Ltd.	346,711	4,964
	Morinaga Milk Industry Co. Ltd.	655,096	4,899
	Toho Gas Co. Ltd.	669,472	4,849
[1]	Takara Holdings Inc.	370,380	4,832

		Shares	Market Value ($000)
	Zeon Corp.	340,453	4,774
	Sankyo Co. Ltd.	411,300	4,773
	Socionext Inc.	404,400	4,748
	Daicel Corp.	522,723	4,717
	Keikyu Corp.	481,246	4,698
	Kadokawa Corp.	211,600	4,630
	Mitsui Fudosan Logistics Park Inc.	6,762	4,580
	Canon Marketing Japan Inc.	200,236	4,499
	Miura Co. Ltd.	223,850	4,488
	NANKAI Co. Ltd.	238,038	4,456
	Toda Corp.	477,859	4,436
	Aozora Bank Ltd.	231,974	4,402
	Teijin Ltd.	431,658	4,399
	UBE Corp.	221,676	4,390
	Stanley Electric Co. Ltd.	200,440	4,368
	Maruichi Steel Tube Ltd.	390,023	4,356
	Mabuchi Motor Co. Ltd.	417,480	4,325
	Activia Properties Inc.	4,821	4,318
	Kokuyo Co. Ltd.	757,252	4,312
	Oracle Corp. Japan	76,451	4,295
	Sugi Holdings Co. Ltd.	242,084	4,290
	Chugoku Electric Power Co. Inc.	731,829	4,289
	Resorttrust Inc.	381,398	4,278
	Sekisui House REIT Inc.	8,935	4,249
	Tomy Co. Ltd.	186,100	4,233
	Keihan Holdings Co. Ltd.	205,235	4,206
*	Sumitomo Pharma Co. Ltd.	534,350	4,164
	Mitsui Fudosan Accommodations Fund Inc.	5,383	4,147
*,1	Metaplanet Inc.	2,843,600	4,141
	Hakuhodo DY Holdings Inc.	506,498	4,134
	SKY Perfect JSAT Corp.	313,900	4,089
	Kobayashi Pharmaceutical Co. Ltd.	116,449	4,088
	Suzuken Co. Ltd.	127,809	4,077
	Konica Minolta Inc.	1,100,262	4,020
	Seino Holdings Co. Ltd.	240,326	3,968
	Shikoku Electric Power Co. Inc.	377,287	3,915
	Kaneka Corp.	109,036	3,879
	Nippon Shokubai Co. Ltd.	285,100	3,835
	Ezaki Glico Co. Ltd.	119,518	3,789
	Kotobuki Spirits Co. Ltd.	236,885	3,777
	Park24 Co. Ltd.	304,789	3,772
	Japan Logistics Fund Inc.	6,055	3,755
*,1	Money Forward Inc.	107,220	3,738
	Sundrug Co. Ltd.	157,170	3,736
	Fuyo General Lease Co. Ltd.	131,302	3,728
	Nippon Kayaku Co. Ltd.	307,576	3,696
	ABC-Mart Inc.	215,763	3,692
	Nihon Kohden Corp.	367,840	3,662
[1]	NS Solutions Corp.	148,052	3,652
	Tsumura & Co.	151,190	3,618
	Nipro Corp.	343,666	3,506
	Cosmos Pharmaceutical Corp.	86,126	3,474
	K's Holdings Corp.	290,733	3,444
	Amano Corp.	141,850	3,436
	LaSalle Logiport REIT	3,590	3,434
	GMO internet group Inc.	126,782	3,385
[1]	Mitsubishi Motors Corp.	1,446,764	3,312
	House Foods Group Inc.	135,882	3,305
	OBIC Business Consultants Co. Ltd.	64,891	3,293
	Sotetsu Holdings Inc.	198,399	3,278
	Goldwin Inc.	222,703	3,199
*	Visional Inc.	57,746	3,182
	NOK Corp.	167,839	3,172
	Kagome Co. Ltd.	189,325	3,101
	Calbee Inc.	168,595	3,075
	SHO-BOND Holdings Co. Ltd.	370,428	3,066
	Nippon Shinyaku Co. Ltd.	143,513	3,053
	Koei Tecmo Holdings Co. Ltd.	296,900	3,006
	Blue Zones Holdings Co. Ltd.	263,005	2,952
	Round One Corp.	388,200	2,950

		Shares	Market Value ($000)
	AEON REIT Investment Corp.	3,855	2,947
[1]	Toridoll Holdings Corp.	106,900	2,920
	Mitsui Fudosan Retail Fund Investment Corp.	5,594	2,878
[1]	Kusuri no Aoki Holdings Co. Ltd.	112,370	2,835
	Dentsu Soken Inc.	166,900	2,828
	TBS Holdings Inc.	72,917	2,744
	Acom Co. Ltd.	920,117	2,739
	Toyota Boshoku Corp.	194,165	2,709
	Kose Holdings Corp.	75,893	2,701
	Daiwa Securities Living Investments Corp.	4,339	2,645
	Relo Group Inc.	208,106	2,626
	Toei Animation Co. Ltd.	141,225	2,615
	Rakus Co. Ltd.	384,876	2,599
	Daiwa Office Investment Corp.	1,186	2,536
	Sawai Group Holdings Co. Ltd.	243,806	2,518
	Mori Hills REIT Investment Corp. Class C	3,085	2,516
	Seven Bank Ltd.	1,251,381	2,498
	AEON Financial Service Co. Ltd.	251,474	2,473
	Fuji Oil Co. Ltd.	97,974	2,436
	Bic Camera Inc.	207,389	2,269
	Takeda Pharmaceutical Co. Ltd. ADR	123,374	2,108
*,1	Sharp Corp.	543,890	2,101
*,1	SHIFT Inc.	371,400	2,087
	Ito En Ltd.	111,223	2,081
	Nippon Television Holdings Inc.	111,600	2,038
	Itoham Yonekyu Holdings Inc.	63,283	1,948
	Workman Co. Ltd.	48,321	1,772
	Pola Orbis Holdings Inc.	204,370	1,720
	Fuji Media Holdings Inc.	66,609	1,665
	U-Next Holdings Co. Ltd.	144,900	1,556
	Justsystems Corp.	48,437	1,229
[1]	JMDC Inc.	62,900	1,228
			14,633,336
Kuwait (0.2%)
	Kuwait Finance House KSCP	28,695,021	72,796
	National Bank of Kuwait SAKP	20,238,332	56,176
	Mobile Telecommunications Co. KSCP	5,147,227	9,942
	Boubyan Bank KSCP	4,325,256	9,011
	Gulf Bank KSCP	5,263,666	5,987
	Mabanee Co. KPSC	1,690,661	5,073
	Warba Bank KSCP	5,427,837	4,905
	Burgan Bank SAK	2,553,770	1,552
			165,442
Malaysia (0.4%)
	Malayan Banking Bhd.	18,061,500	48,152
	Public Bank Bhd.	34,969,395	44,209
	Tenaga Nasional Bhd.	11,229,800	40,118
	CIMB Group Holdings Bhd.	20,020,573	38,663
	Press Metal Aluminium Holdings Bhd.	8,751,000	16,988
	IHH Healthcare Bhd.	7,262,800	14,849
	SD Guthrie Bhd.	8,570,805	13,776
	Gamuda Bhd.	12,411,100	12,968
	AMMB Holdings Bhd.	6,873,300	11,384
	RHB Bank Bhd.	5,336,100	11,161
	Petronas Gas Bhd.	2,214,050	9,503
	MISC Bhd.	4,690,835	9,168
	Sunway Bhd.	6,102,600	7,874
	Hong Leong Bank Bhd.	1,428,700	7,709
	Petronas Chemicals Group Bhd.	6,504,568	7,629
	IOI Corp. Bhd.	6,618,565	7,170
	YTL Power International Bhd.	6,621,160	6,765
	CelcomDigi Bhd.	9,052,466	6,605
	Maxis Bhd.	6,783,600	6,143
	Kuala Lumpur Kepong Bhd.	1,184,600	6,099
	Axiata Group Bhd.	10,557,624	5,130
	Telekom Malaysia Bhd.	2,671,657	5,065
	Sime Darby Bhd.	9,583,005	5,061
	Dialog Group Bhd.	10,158,600	4,934
	IJM Corp. Bhd.	7,799,340	4,584

		Shares	Market Value ($000)
	YTL Corp. Bhd.	9,630,848	4,562
	Petronas Dagangan Bhd.	804,400	3,840
	Nestle Malaysia Bhd.	145,500	3,601
	QL Resources Bhd.	3,671,800	3,592
	PPB Group Bhd.	1,347,460	3,096
[2]	MR DIY Group M Bhd.	7,915,200	3,059
	99 Speed Mart Retail Holdings Bhd.	3,349,000	2,999
	Alliance Bank Malaysia Bhd.	2,206,317	2,571
	Fraser & Neave Holdings Bhd.	376,600	2,561
	Genting Bhd.	4,855,300	2,518
*	Sunway Healthcare Holdings Bhd. Class B	5,275,130	2,488
	Top Glove Corp. Bhd.	11,288,300	1,837
	Genting Malaysia Bhd.	3,282,800	1,404
			389,835
Mexico (0.6%)
	Grupo Mexico SAB de CV Series B	6,733,733	80,761
	Grupo Financiero Banorte SAB de CV Class O	6,895,018	79,852
	Fomento Economico Mexicano SAB de CV	4,093,827	52,344
	America Movil SAB de CV Series B	36,149,193	46,064
	Wal-Mart de Mexico SAB de CV	11,944,797	34,656
	Arca Continental SAB de CV	2,121,383	24,308
	Grupo Aeroportuario del Pacifico SAB de CV Class B	989,907	21,521
	Cemex SAB de CV	17,921,277	21,223
	Cemex SAB de CV ADR	1,784,676	21,095
	Industrias Penoles SAB de CV	450,166	20,723
	Fibra Uno Administracion SA de CV	6,807,889	12,260
	Coca-Cola Femsa SAB de CV	1,133,744	12,258
	Prologis Property Mexico SA de CV	2,666,733	11,976
	Grupo Aeroportuario del Sureste SAB de CV Class B	391,905	10,853
	Grupo Bimbo SAB de CV Series A1	1,240,218	10,617
	Grupo Financiero Inbursa SAB de CV Class O	3,956,049	10,162
	Grupo Bimbo SAB de CV Series A	2,765,325	9,893
	Grupo Aeroportuario del Centro Norte SAB de CV	639,512	8,542
	Kimberly-Clark de Mexico SAB de CV Class A	3,637,126	8,442
	Corp. Inmobiliaria Vesta SAB de CV	2,013,947	6,983
	Promotora y Operadora de Infraestructura SAB de CV	406,042	6,412
	Megacable Holdings SAB de CV	1,868,613	6,369
[2]	Banco del Bajio SA	1,797,343	5,989
	Gentera SAB de CV	2,552,500	5,917
	Sigma Foods SAB de CV	5,567,557	5,677
	Gruma SAB de CV Class B	348,798	5,201
	Regional SAB de CV	581,748	4,777
	GCC SAB de CV	383,300	4,417
	Qualitas Controladora SAB de CV	462,549	4,228
*	Alpek SAB de CV	4,913,848	3,654
	Grupo Comercial Chedraui SA de CV	672,548	3,512
*	Orbia Advance Corp. SAB de CV	2,057,456	2,903
	El Puerto de Liverpool SAB de CV Class C1	463,904	2,787
	Alsea SAB de CV	1,126,310	2,739
	Becle SAB de CV	1,169,975	1,051
			570,166
Netherlands (3.0%)
	ASML Holding NV	919,281	1,514,925
	ING Groep NV	6,849,537	240,703
	Prosus NV	2,879,500	133,818
	ASM International NV	111,103	102,898
	Koninklijke Ahold Delhaize NV	2,114,041	83,621
	ArcelorMittal SA	1,004,562	70,960
*,2	Adyen NV	63,467	64,560
	ABN AMRO Bank NV	1,420,727	64,270
	NN Group NV	625,172	58,929
	Heineken NV	634,808	57,476
	Koninklijke Philips NV	1,898,562	50,023
	DSM-Firmenich AG	441,711	47,620
	Koninklijke KPN NV	9,149,158	43,201
	Wolters Kluwer NV	549,612	43,149
	Universal Music Group NV	2,436,603	40,203
	BE Semiconductor Industries NV	168,467	38,633
	ASR Nederland NV	370,144	30,262

		Shares	Market Value ($000)
	Aegon Ltd.	3,100,150	29,462
	Akzo Nobel NV	410,128	28,726
	Heineken Holding NV	247,217	20,797
*	Magnum Ice Cream Co. NV (AQEU)	1,028,921	19,228
	EXOR NV	208,593	16,704
	IMCD NV	138,322	15,154
*	InPost SA	610,056	10,881
	Randstad NV	250,114	10,574
[2]	CVC Capital Partners plc	490,187	8,230
	HAL Trust	39,744	7,570
*,1	CSG NV	349,612	6,690
[2]	CTP NV	301,178	5,442
			2,864,709
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	1,377,635	32,949
	Auckland International Airport Ltd.	3,923,845	20,118
	Infratil Ltd.	2,213,789	19,217
	Contact Energy Ltd.	2,323,608	12,426
	Meridian Energy Ltd.	2,935,870	9,845
	Mainfreight Ltd.	185,668	7,571
	Mercury NZ Ltd.	1,563,431	6,169
	EBOS Group Ltd.	434,930	5,639
*	Fletcher Building Ltd. (XNZE)	2,455,798	5,266
	Spark New Zealand Ltd.	4,020,307	4,545
*	Ryman Healthcare Ltd.	2,070,845	2,614
			126,359
Norway (0.4%)
	Equinor ASA	1,712,486	70,299
	DNB Bank ASA	1,934,597	62,291
	Kongsberg Gruppen ASA	967,587	30,154
	Norsk Hydro ASA	3,069,692	28,315
	Aker BP ASA	735,068	26,208
	Mowi ASA	1,047,663	22,436
	Telenor ASA	1,506,981	21,303
	Yara International ASA	389,835	18,389
	Orkla ASA	1,554,520	17,268
	Gjensidige Forsikring ASA	452,793	13,507
	Var Energi ASA	2,018,719	10,142
	Vend Marketplaces ASA	376,594	9,553
	Salmar ASA	161,142	8,785
	Aker ASA Class A	47,461	6,385
*	Kongsberg Maritime A/S	950,027	5,362
			350,397
Philippines (0.1%)
	International Container Terminal Services Inc.	2,598,655	40,808
	Bdo Unibank Inc.	5,575,660	11,303
	Bank of the Philippine Islands	4,368,499	7,297
	SM Prime Holdings Inc.	22,912,323	6,849
	Ayala Corp.	664,677	5,552
	Metropolitan Bank & Trust Co.	4,218,036	4,517
	PLDT Inc.	222,496	4,424
	Ayala Land Inc.	14,900,601	4,104
	Manila Electric Co.	467,278	3,667
	Jollibee Foods Corp.	1,066,908	2,591
	JG Summit Holdings Inc.	6,454,520	2,337
	Globe Telecom Inc.	73,863	2,184
	Universal Robina Corp.	2,031,089	1,959
	Aboitiz Power Corp.	2,717,400	1,898
	GT Capital Holdings Inc.	221,608	1,754
	Puregold Price Club Inc.	2,028,892	1,360
[2]	Monde Nissin Corp.	10,368,700	1,171
	LT Group Inc.	4,594,616	1,099
	ACEN Corp.	21,661,781	1,030
	DMCI Holdings Inc.	8,262,978	985
	Converge Information & Communications Technology Solutions Inc.	5,576,700	980
	Semirara Mining & Power Corp.	1,938,400	647
	Megaworld Corp.	17,582,985	637
			109,153

		Shares	Market Value ($000)
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,037,584	61,032
	ORLEN SA	1,386,289	55,010
	Bank Polska Kasa Opieki SA	419,817	27,672
	KGHM Polska Miedz SA	326,045	27,027
*,2	Allegro.eu SA	2,236,509	26,941
	Powszechny Zaklad Ubezpieczen SA	1,340,124	25,521
	Erste Bank Polska SA	100,200	19,755
	LPP SA	3,071	17,864
*	mBank SA	31,351	11,367
*,2	Dino Polska SA	1,114,687	9,558
			281,747
Portugal (0.1%)
	EDP SA	7,037,271	36,237
	Banco Comercial Portugues SA Class R	21,105,820	26,004
	Galp Energia SGPS SA	941,657	21,386
	Jeronimo Martins SGPS SA	660,406	13,244
	EDP Renewables SA	744,780	11,557
			108,428
Qatar (0.2%)
	Qatar National Bank QPSC	10,194,827	46,441
	Qatar Islamic Bank QPSC	4,273,192	25,518
	Industries Qatar QSC	4,623,994	13,417
	Commercial Bank PSQC	8,086,525	9,135
	Al Rayan Bank	14,355,069	7,843
	Ooredoo QPSC	2,158,664	7,414
	Qatar Gas Transport Co. Ltd.	6,362,467	7,231
	Qatar International Islamic Bank QSC	2,038,398	6,065
	Qatar Fuel QSC	1,393,016	5,314
	Nebras Energy	1,157,422	4,697
	Dukhan Bank	4,852,756	4,331
	Mesaieed Petrochemical Holding Co.	12,430,908	3,738
	Barwa Real Estate Co.	5,001,304	3,202
*	Estithmar Holding QPSC	2,435,105	2,818
	Vodafone Qatar PQSC	3,809,029	2,706
	Qatar Aluminum Manufacturing Co.	6,342,743	2,474
*	Ezdan Holding Group QSC	3,485,081	778
			153,122
Romania (0.0%)
	Banca Transilvania SA	2,454,933	19,919
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	207,950	9,153
	Societatea Energetica Electrica SA	332,690	3,805
	Societatea Nationala Nuclearelectrica SA	122,669	1,740
*	MED Life SA	562,576	1,503
	One United Properties SA	90,126	682
			36,802
Russia (0.0%)
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	6,972,650	116,365
[2]	Saudi Arabian Oil Co.	14,058,992	99,189
	Saudi National Bank	6,873,432	71,926
	Saudi Telecom Co.	4,454,657	51,215
*	Saudi Arabian Mining Co.	3,299,399	49,833
	Saudi Basic Industries Corp.	2,114,784	28,005
*	ACWA Power Co.	537,033	26,907
	Riyad Bank	4,655,383	25,250
	Alinma Bank	3,514,450	21,898
	Saudi Awwal Bank	2,340,528	21,148
	SABIC Agri-Nutrients Co.	549,368	18,034

		Shares	Market Value ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	241,580	15,125
	Banque Saudi Fransi	2,867,338	15,121
	Etihad Etisalat Co.	887,684	14,709
	Almarai Co. JSC	1,157,985	14,298
	Arab National Bank	2,071,712	11,988
	Bank AlBilad	1,777,056	11,654
	Elm Co.	56,997	10,337
	Saudi Energy Co.	1,816,362	8,219
	Bupa Arabia for Cooperative Insurance Co.	182,714	7,655
*	Umm Al Qura for Development & Construction Co.	1,659,468	7,241
	Jarir Marketing Co.	1,394,095	6,189
*	Dar Al Arkan Real Estate Development Co.	1,240,740	6,085
*	Jabal Omar Development Co.	1,350,844	5,765
	Co. for Cooperative Insurance	172,093	5,622
	Saudi Investment Bank	1,457,223	5,397
	Yanbu National Petrochemical Co.	646,553	5,291
	Makkah Construction & Development Co.	231,463	5,053
	Electrical Industries Co.	1,313,586	4,950
	Bank Al-Jazira	1,525,825	4,946
	Riyadh Cables Group Co.	161,615	4,301
	SAL Saudi Logistics Services	89,730	4,142
	Saudi Aramco Base Oil Co.	117,740	3,973
*	Rabigh Refining & Petrochemical Co.	971,941	3,859
	Saudi Tadawul Group Holding Co.	115,582	3,658
	Aldrees Petroleum & Transport Services Co.	118,217	3,616
	Ades Holding Co.	809,191	3,592
	Mouwasat Medical Services Co.	214,685	3,564
	Arabian Internet & Communications Services Co.	57,999	3,327
	Dallah Healthcare Co.	115,930	3,254
	Astra Industrial Group Co.	93,515	3,022
*	Al Rajhi Co. for Co-operative Insurance	230,166	2,966
	Mobile Telecommunications Co. Saudi Arabia	1,044,992	2,884
	Sahara International Petrochemical Co.	825,027	2,801
	Taiba Investments Co.	579,790	2,758
	Savola Group	358,819	2,492
	Saudi Industrial Investment Group	776,939	2,476
	Jamjoom Pharmaceuticals Factory Co.	64,339	2,343
*	flynas Co. SJSC	177,441	2,331
	Nahdi Medical Co.	91,557	2,322
*	Saudi Kayan Petrochemical Co.	1,725,996	2,301
[2]	Arabian Centres Co. Ltd.	539,832	2,244
	Saudia Dairy & Foodstuff Co.	35,806	1,940
	Power & Water Utility Co. for Jubail & Yanbu	179,649	1,804
	Saudi Airlines Catering Co.	95,735	1,780
	United Electronics Co.	100,739	1,778
*	National Industrialization Co. Class C	774,036	1,751
*	Advanced Petrochemical Co.	289,177	1,696
*	Seera Group Holding	305,201	1,652
	Saudi Ground Services Co.	209,000	1,507
*	Saudi Research & Media Group	90,460	1,431
*	Arabian Drilling Co.	60,982	1,311
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	131,469	1,226
*	Arabian Contracting Services Co.	47,151	1,005
			782,522
Singapore (1.0%)
	DBS Group Holdings Ltd.	4,821,327	278,175
	Oversea-Chinese Banking Corp. Ltd.	7,688,302	174,626
	United Overseas Bank Ltd.	2,876,412	97,278
	Singapore Telecommunications Ltd.	17,627,130	60,988
	Singapore Exchange Ltd.	1,946,366	37,106
	Keppel Ltd.	3,404,932	30,409
	CapitaLand Integrated Commercial Trust	15,218,514	29,535
	Singapore Technologies Engineering Ltd.	3,574,093	28,084
	Singapore Airlines Ltd.	3,753,456	22,516
	CapitaLand Ascendas REIT	9,988,211	20,006
	Wilmar International Ltd.	4,237,018	12,957
	CapitaLand Investment Ltd.	5,673,728	11,758
[1]	Sembcorp Industries Ltd.	2,167,202	9,321
	Seatrium Ltd.	5,016,915	8,405

		Shares	Market Value ($000)
	UOL Group Ltd.	1,057,618	8,161
	Keppel DC REIT	4,508,965	7,841
	Venture Corp. Ltd.	617,982	7,700
	Mapletree Logistics Trust	7,872,278	7,605
	SATS Ltd.	2,036,787	7,509
	Mapletree Industrial Trust	4,830,542	7,269
[1]	Genting Singapore Ltd.	13,204,190	6,535
	City Developments Ltd.	1,020,091	6,239
	Thai Beverage PCL	16,840,300	6,050
	Keppel REIT	8,268,594	5,932
	Suntec REIT	4,946,566	5,708
	Mapletree Pan Asia Commercial Trust	5,329,903	5,527
	ComfortDelGro Corp. Ltd.	5,002,991	5,229
	NetLink NBN Trust	6,645,516	5,229
	Frasers Logistics & Commercial Trust	6,642,034	5,127
	CapitaLand Ascott Trust	6,099,164	4,303
[1]	Jardine Cycle & Carriage Ltd.	130,888	3,000
	Hutchison Port Holdings Trust	11,318,663	2,186
	Yangzijiang Maritime Development Ltd.	4,673,696	2,132
	Olam Group Ltd.	1,759,113	1,920
	SIA Engineering Co. Ltd.	573,516	1,387
[1]	StarHub Ltd.	1,321,597	1,133
			934,886
South Africa (1.0%)
	Naspers Ltd. Class N	1,841,893	96,778
	Anglogold Ashanti plc	1,202,518	90,938
	FirstRand Ltd.	12,636,300	75,572
	Gold Fields Ltd.	2,132,368	68,860
	Standard Bank Group Ltd.	3,089,770	61,524
	Capitec Bank Holdings Ltd.	209,237	59,744
	MTN Group Ltd.	4,106,435	50,908
	Valterra Platinum Ltd.	630,351	47,201
	Absa Group Ltd.	1,830,553	25,230
	Impala Platinum Holdings Ltd.	2,148,807	23,435
	Bid Corp. Ltd.	808,529	22,179
	Discovery Ltd.	1,330,926	21,167
	Harmony Gold Mining Co. Ltd.	1,303,849	20,572
	Sanlam Ltd.	3,790,281	20,179
	Shoprite Holdings Ltd.	1,122,066	19,516
	Nedbank Group Ltd.	1,101,500	18,632
*	Sasol Ltd.	1,504,534	17,829
	Sibanye Stillwater Ltd.	6,779,820	14,653
	Remgro Ltd.	1,230,906	14,464
	NEPI Rockcastle NV	1,455,850	13,401
	Northam Platinum Holdings Ltd.	872,542	12,494
[2]	Pepkor Holdings Ltd.	9,058,403	11,659
	Bidvest Group Ltd.	754,143	11,315
	OUTsurance Group Ltd.	2,050,578	10,264
	Vodacom Group Ltd.	1,039,825	10,061
	Reinet Investments SCA	324,697	8,821
	Growthpoint Properties Ltd.	7,885,799	8,435
	Aspen Pharmacare Holdings Ltd.	896,483	8,094
	Old Mutual Ltd.	9,820,429	7,944
	Clicks Group Ltd.	529,466	7,086
	Momentum Group Ltd.	2,763,229	6,880
	Exxaro Resources Ltd.	535,918	6,620
	Mr Price Group Ltd.	608,561	6,267
	Tiger Brands Ltd.	370,981	6,215
	Woolworths Holdings Ltd.	2,066,511	5,878
	Investec Ltd.	446,629	3,864
	Foschini Group Ltd.	743,721	2,559
	African Rainbow Minerals Ltd.	239,478	2,450
	DRDGOLD Ltd.	991,135	2,027
[1]	Kumba Iron Ore Ltd.	125,557	1,993
	Santam Ltd.	79,055	1,934
			925,642
South Korea (5.7%)
	Samsung Electronics Co. Ltd. (XKRX)	10,993,145	1,913,410
	SK Hynix Inc. (XKRX)	1,320,014	1,499,081

		Shares	Market Value ($000)
	SK Square Co. Ltd.	212,600	146,187
[1]	Samsung Electro-Mechanics Co. Ltd.	131,086	100,169
[1]	Hyundai Motor Co.	316,469	83,851
	KB Financial Group Inc.	605,206	70,831
	Hana Financial Group Inc.	625,821	54,095
	NAVER Corp.	356,572	51,047
	Kia Corp.	559,322	50,429
	Hanwha Aerospace Co. Ltd.	77,263	49,602
	Shinhan Financial Group Co. Ltd.	708,289	49,169
*	Doosan Enerbility Co. Ltd.	1,054,908	48,345
	Hyundai Mobis Co. Ltd.	136,471	44,136
	Celltrion Inc.	341,960	44,069
	Samsung C&T Corp.	188,543	43,923
	Samsung Life Insurance Co. Ltd.	189,822	39,791
*,1	Samsung SDI Co. Ltd. (XKRX)	138,128	37,665
	Woori Financial Group Inc.	1,611,194	37,298
	SK Inc.	85,922	32,100
[1]	Samsung Fire & Marine Insurance Co. Ltd.	70,560	30,539
	KT&G Corp.	234,493	29,180
*,2	Samsung Biologics Co. Ltd.	27,938	28,744
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	106,644	28,320
[1]	LG Electronics Inc. (XKRX)	250,382	27,753
	KB Financial Group Inc. ADR (XNYS)	218,540	25,748
[1]	Hyundai Heavy Industries Co. Ltd.	76,428	25,589
*,1	LG Energy Solution Ltd.	112,763	25,510
[1]	HD Hyundai Electric Co. Ltd.	53,524	24,751
	POSCO Holdings Inc.	110,511	23,862
*	Samsung Heavy Industries Co. Ltd.	1,587,048	23,596
	Shinhan Financial Group Co. Ltd. ADR	325,552	22,766
[1]	LS Electric Co. Ltd.	180,449	22,721
[1]	Alteogen Inc.	94,439	20,241
	Hyosung Heavy Industries Corp.	12,389	20,135
*,1	Hanwha Ocean Co. Ltd.	340,083	20,133
	Kakao Corp.	739,709	19,063
	LG Chem Ltd. (XKRX)	103,759	18,378
	Hyundai Rotem Co. Ltd.	170,700	15,863
	LIG Defense&Aerospace Co. Ltd.	31,652	15,466
[1]	Korea Aerospace Industries Ltd.	166,909	14,861
[1]	Hanmi Semiconductor Co. Ltd.	98,518	14,242
	LG Corp.	201,175	13,948
*	Meritz Financial Group Inc.	159,090	13,652
	Korea Investment Holdings Co. Ltd.	95,855	13,532
	HD Hyundai Co. Ltd.	97,698	13,415
	POSCO Holdings Inc. (XNYS) ADR	251,282	13,361
	Samsung SDS Co. Ltd.	93,243	13,144
[1]	Doosan Co. Ltd.	16,511	13,037
[1]	Ecopro Co. Ltd.	236,927	12,970
[1]	APR Corp.	57,209	12,697
*,1	SK Innovation Co. Ltd.	160,992	12,332
	Hyundai Glovis Co. Ltd.	87,247	11,966
[1]	LG Innotek Co. Ltd.	33,107	11,435
	Hyundai Engineering & Construction Co. Ltd.	170,072	11,020
[1]	Krafton Inc.	65,108	11,003
[1]	Mirae Asset Securities Co. Ltd.	461,252	10,957
	Samsung E&A Co. Ltd.	366,777	10,857
	Korea Electric Power Corp.	441,530	10,610
	DB Insurance Co. Ltd.	92,322	9,998
	Samsung Securities Co. Ltd.	146,695	9,943
[1]	HMM Co. Ltd.	649,165	9,459
[1]	Ecopro BM Co. Ltd.	124,907	8,922
	S-Oil Corp.	97,688	8,749
[1]	Industrial Bank of Korea	585,227	8,390
[1]	Samyang Foods Co. Ltd.	9,780	7,974
[1]	Korea Zinc Co. Ltd.	11,409	7,779
	Korean Air Lines Co. Ltd.	433,302	7,676
[1]	Hanwha Systems Co. Ltd.	173,099	7,581
	Coway Co. Ltd.	119,140	7,548
	Hankook Tire & Technology Co. Ltd.	161,474	7,522
[1]	POSCO Future M Co. Ltd.	77,084	7,315
	LS Corp.	39,688	7,162

		Shares	Market Value ($000)
	KakaoBank Corp.	447,122	6,858
[1]	HYBE Co. Ltd.	56,275	6,588
[1]	IsuPetasys Co. Ltd.	127,470	6,400
[1]	Yuhan Corp.	125,244	6,395
	GS Holdings Corp.	100,804	6,237
	NH Investment & Securities Co. Ltd. Class C	316,607	6,201
[1]	Amorepacific Corp.	68,674	6,193
	BNK Financial Group Inc.	580,144	6,080
*,1	HLB Co. Ltd.	283,420	6,030
*,1	Hanwha Solutions Corp. (XKRX)	323,900	5,701
*,1	Rainbow Robotics	18,796	5,587
[1]	HD Hyundai Marine Solution Co. Ltd. Class C	39,931	5,071
[1]	LG CNS Co. Ltd.	116,916	5,020
	LG Uplus Corp.	483,734	4,960
*	SK Biopharmaceuticals Co. Ltd.	90,056	4,948
	Orion Corp.	53,260	4,884
	NC Corp.	29,752	4,837
[1]	Doosan Bobcat Inc.	114,728	4,723
*	ABLBio Inc.	99,733	4,623
*,1	LG Display Co. Ltd.	724,971	4,561
	SK Telecom Co. Ltd.	75,536	4,268
[1]	LG H&H Co. Ltd. (XKRX)	21,316	4,259
[1]	Hanjin Kal Corp.	54,366	4,154
	Korea Electric Power Corp. ADR	343,598	4,106
[1]	Hyundai Autoever Corp.	15,944	3,989
	iM Financial Group Co. Ltd.	332,174	3,895
*,1	Samsung Episholdings Co. Ltd.	14,992	3,893
[1]	Posco International Corp.	105,467	3,845
*	Hyundai Marine & Fire Insurance Co. Ltd.	136,182	3,622
*,1	L&F Co. Ltd.	71,250	3,589
	Hyundai Steel Co.	193,948	3,522
	Hanmi Pharm Co. Ltd.	14,703	3,389
[3]	Hanwha Corp. (XKRX)	53,159	3,251
*,1	SKC Co. Ltd.	58,335	2,864
	Kangwon Land Inc.	272,632	2,797
[1]	CJ Corp.	30,776	2,760
[1]	Kumho Petrochemical Co. Ltd.	32,497	2,583
	KCC Corp.	9,689	2,550
*,1	Kakaopay Corp.	83,691	2,476
	E-MART Inc.	44,640	2,457
[1]	GS Engineering & Construction Corp.	153,609	2,442
	CJ CheilJedang Corp. (XKRX)	18,323	2,436
	Cheil Worldwide Inc.	178,495	2,358
	Misto Holdings Corp.	73,804	2,316
	HL Mando Co. Ltd.	75,285	2,313
[1]	S-1 Corp.	46,243	2,290
*	Hotel Shilla Co. Ltd.	74,771	2,258
*	Hanwha Vision Co. Ltd.	78,209	2,222
[1]	Lotte Shopping Co. Ltd.	25,995	2,100
[1]	NongShim Co. Ltd.	7,817	2,090
	Pan Ocean Co. Ltd.	546,606	2,071
	Samsung Card Co. Ltd.	58,371	1,912
*,1	Pearl Abyss Corp.	81,098	1,909
*,1	Hanon Systems	830,310	1,881
*	Hanwha Life Insurance Co. Ltd.	613,175	1,854
	BGF retail Co. Ltd.	20,894	1,811
[1]	F&F Co. Ltd.	31,216	1,752
[1]	Posco DX Co. Ltd.	124,661	1,655
[2]	Netmarble Corp.	61,098	1,633
[1]	Lotte Chemical Corp.	41,683	1,625
[1]	KEPCO Plant Service & Engineering Co. Ltd.	48,917	1,526
*,1	Ecopro Materials Co. Ltd.	67,985	1,510
	Korea Gas Corp.	60,363	1,456
	GS Retail Co. Ltd.	80,885	1,386
[1]	Dongsuh Cos. Inc.	76,985	1,368
*,1	SK Bioscience Co. Ltd.	57,312	1,345
	Celltrion Pharm Inc.	47,156	1,320
[1]	Lotte Corp.	69,536	1,088
	Hanmi Science Co. Ltd.	43,092	1,070
	CJ Logistics Corp.	20,501	1,059

		Shares	Market Value ($000)
[1]	GC Biopharma Corp.	12,314	994
	Amorepacific Holdings Corp.	51,480	914
*,1,2	SK IE Technology Co. Ltd.	70,030	646
*,3	Kum Yang Co. Ltd.	34,122	237
			5,455,626
Spain (2.3%)
	Banco Santander SA	34,442,388	489,849
	Iberdrola SA	16,333,478	387,979
	Banco Bilbao Vizcaya Argentaria SA	13,395,514	375,502
	Industria de Diseno Textil SA	2,645,492	172,654
	CaixaBank SA	8,825,034	128,195
	Repsol SA	2,599,321	79,334
	Ferrovial NV	1,079,627	70,722
	Amadeus IT Group SA	1,029,800	63,556
	ACS Actividades de Construccion y Servicios SA (SGMU)	432,032	55,071
[2]	Aena SME SA	1,648,183	50,810
	Banco de Sabadell SA	11,200,918	43,003
*,2	Cellnex Telecom SA	1,344,857	41,777
	Naturgy Energy Group SA	1,093,925	36,493
	Telefonica SA	8,750,142	36,127
	Endesa SA	720,483	35,084
	Bankinter SA	1,539,035	28,310
	Merlin Properties Socimi SA	1,038,958	18,057
	Redeia Corp. SA	977,993	17,249
	Acciona SA	57,069	15,697
	Indra Sistemas SA	207,167	13,620
	Mapfre SA	2,198,040	11,239
[1]	Grifols SA	686,170	7,886
	Corp. ACCIONA Energias Renovables SA	65,091	1,630
			2,179,844
Sweden (1.9%)
	Investor AB Class B	4,133,406	178,554
	Volvo AB Class B	3,735,968	142,907
	Atlas Copco AB Class A	6,247,375	132,006
	Sandvik AB	2,439,755	91,234
	Assa Abloy AB Class B	2,319,321	86,060
	Skandinaviska Enskilda Banken AB Class A	3,546,204	83,096
	Swedbank AB Class A	1,939,614	77,585
	Telefonaktiebolaget LM Ericsson Class B	6,507,555	64,013
	Atlas Copco AB Class B	3,347,051	61,845
	Svenska Handelsbanken AB Class A	3,391,909	51,864
	Hexagon AB Class B	5,001,346	49,366
	Investor AB Class A (XSTO)	1,162,499	49,329
	Saab AB Class B	740,078	46,505
	EQT AB	1,246,590	42,341
	Epiroc AB Class A	1,552,577	39,803
	Essity AB Class B	1,369,434	39,783
	Alfa Laval AB	668,350	39,552
	Boliden AB	665,398	33,481
	Telia Co. AB	5,469,049	25,345
	Industrivarden AB Class C	416,420	23,829
	Tele2 AB Class B	1,316,579	22,809
	Skanska AB Class B	803,994	22,560
*	Swedish Orphan Biovitrum AB	446,656	22,135
*,2	Evolution AB	283,869	21,665
	SKF AB Class B	798,796	21,621
	Trelleborg AB Class B	470,501	20,916
	AddTech AB Class B	570,124	20,745
	H & M Hennes & Mauritz AB Class B	1,029,446	18,853
	Securitas AB Class B	1,139,310	18,302
	Epiroc AB Class B	832,254	18,248
	Lifco AB Class B	534,536	18,205
	Volvo AB Class A	433,944	16,635
	SSAB AB Class B	1,578,892	16,630
	Beijer Ref AB Class B	1,147,823	16,198
	Indutrade AB	644,927	16,192
	Svenska Cellulosa AB SCA Class B	1,399,516	15,911
	Nibe Industrier AB Class B	3,485,557	13,972
	Getinge AB Class B	518,963	12,935

		Shares	Market Value ($000)
	Industrivarden AB Class A	217,032	12,515
	Castellum AB	799,069	11,215
	L E Lundbergforetagen AB Class B	169,184	10,162
	AAK AB	437,567	9,442
*	Fastighets AB Balder Class B	1,617,877	8,855
*	Verisure plc	702,909	8,740
	Sagax AB Class B	480,638	8,449
	Sweco AB Class B	471,590	6,658
	Investment AB Latour Class B	309,210	6,523
	Axfood AB	244,227	6,233
	Holmen AB Class B	160,397	5,440
	SSAB AB Class A	390,167	4,108
*,1	Volvo Car AB Class B	1,451,672	3,079
[1]	Svenska Handelsbanken AB Class B	68,061	1,662
	Sagax AB Class D	362,513	1,264
	Skandinaviska Enskilda Banken AB Class C	115	3
			1,797,378
Switzerland (5.3%)
	Roche Holding AG	1,676,449	732,763
	Novartis AG (Registered)	4,441,067	694,546
	Nestle SA (Registered)	6,126,441	612,344
	UBS Group AG (Registered)	7,440,798	393,303
	ABB Ltd. (Registered)	3,688,643	363,917
	Cie Financiere Richemont SA Class A (Registered)	1,265,976	299,203
	Zurich Insurance Group AG	355,250	270,604
	Swiss Re AG	702,420	116,893
	Lonza Group AG (Registered)	166,297	115,905
	Holcim AG	1,200,350	109,021
	Galderma Group AG	440,176	95,787
	Sika AG (Registered)	383,196	86,216
	Sandoz Group AG	987,965	80,537
	Alcon AG	1,159,863	79,658
	Swiss Life Holding AG (Registered)	66,423	78,379
	Givaudan SA (Registered)	18,269	73,019
*	Amrize Ltd.	1,224,427	60,018
	Geberit AG (Registered)	78,769	51,901
	Helvetia Baloise Holding AG	182,321	48,893
[2]	VAT Group AG	64,262	48,099
	SGS SA (Registered)	395,636	46,881
	Swisscom AG (Registered)	60,562	46,539
	Julius Baer Group Ltd.	488,258	42,928
	Partners Group Holding AG	50,845	42,381
	Logitech International SA (Registered)	349,593	35,704
	Sonova Holding AG (Registered)	117,449	31,999
	Straumann Holding AG (Registered)	258,007	31,952
	Swiss Prime Site AG (Registered)	191,892	31,298
	Schindler Holding AG (XSWX)	96,701	30,440
	Roche Holding AG (Bearer) Class BR	67,724	30,022
	Chocoladefabriken Lindt & Spruengli AG (Registered)	247	29,084
	Kuehne & Nagel International AG (Registered)	109,700	27,936
	Chocoladefabriken Lindt & Spruengli AG	2,408	27,793
	Belimo Holding AG (Registered)	23,548	24,556
	PSP Swiss Property AG (Registered)	110,091	19,862
	EMS-Chemie Holding AG (Registered)	16,550	16,759
	Swissquote Group Holding SA	281,211	14,651
	Schindler Holding AG (Registered)	46,854	14,331
	Swatch Group AG (Bearer) Class BR	63,257	14,143
*	SIG Group AG	773,018	14,047
	Avolta AG	229,323	13,767
	Flughafen Zurich AG (Registered)	45,793	13,461
	Georg Fischer AG (Registered)	190,841	12,237
	Barry Callebaut AG (Registered)	8,440	11,759
	Banque Cantonale Vaudoise (Registered)	67,685	10,618
	Temenos AG (Registered)	126,854	10,552
	BKW AG	45,976	7,595
	Bachem Holding AG	71,488	6,646
	VZ Holding AG	34,088	6,540
	Swatch Group AG (Registered)	119,848	5,370
			5,082,857

		Shares	Market Value ($000)
Taiwan (8.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	57,762,731	4,272,434
	MediaTek Inc.	3,484,040	371,147
	Delta Electronics Inc.	4,584,022	225,523
	Hon Hai Precision Industry Co. Ltd.	28,983,513	221,347
	ASE Technology Holding Co. Ltd.	7,832,499	133,658
	Elite Material Co. Ltd.	688,520	98,839
	CTBC Financial Holding Co. Ltd.	42,000,939	83,831
	Fubon Financial Holding Co. Ltd.	19,783,444	78,856
	Accton Technology Corp.	1,170,452	75,865
	Unimicron Technology Corp.	3,115,090	73,089
	Cathay Financial Holding Co. Ltd.	22,603,946	70,350
	United Microelectronics Corp.	17,200,158	64,347
	TS Financial Holding Co. Ltd.	55,704,587	61,337
	Yageo Corp.	3,718,142	55,963
[1]	Quanta Computer Inc.	6,264,598	55,729
	Nan Ya Plastics Corp.	11,638,373	55,298
	Chroma ATE Inc.	873,304	54,866
	Yuanta Financial Holding Co. Ltd.	26,160,667	54,576
	Asia Vital Components Co. Ltd.	758,870	53,370
	Mega Financial Holding Co. Ltd.	28,136,732	46,121
	E.Sun Financial Holding Co. Ltd.	36,197,857	43,174
[1]	Wiwynn Corp.	245,938	40,041
[1]	Asustek Computer Inc.	1,599,424	39,686
	United Microelectronics Corp. ADR	2,085,268	39,683
	SinoPac Financial Holdings Co. Ltd.	31,166,899	38,869
[1]	Wistron Corp.	7,166,445	38,434
	KGI Financial Holding Co. Ltd.	37,368,957	35,305
	ASPEED Technology Inc.	78,863	34,443
[1]	MPI Corp.	202,798	32,280
	King Slide Works Co. Ltd.	129,518	31,035
	First Financial Holding Co. Ltd.	26,731,973	30,369
	Hua Nan Financial Holdings Co. Ltd. Class C	21,835,735	29,330
	Lite-On Technology Corp.	4,611,767	29,226
[1]	Nanya Technology Corp.	2,691,600	28,776
[1]	Winbond Electronics Corp.	7,302,220	28,164
[1]	Largan Precision Co. Ltd.	221,744	27,489
[1]	Bizlink Holding Inc.	424,000	26,996
[1]	Uni-President Enterprises Corp.	11,748,487	26,716
	PharmaEssentia Corp.	746,409	24,283
[1]	Realtek Semiconductor Corp.	1,158,768	24,029
	Chunghwa Telecom Co. Ltd.	5,556,207	23,889
[1]	Innolux Corp.	17,383,392	23,856
	Zhen Ding Technology Holding Ltd.	1,804,706	22,644
	Global Unichip Corp.	189,812	21,736
[1]	Novatek Microelectronics Corp.	1,357,916	21,461
	Taiwan Cooperative Financial Holding Co. Ltd.	25,041,243	21,338
	Jentech Precision Industrial Co. Ltd.	206,000	21,338
[1]	Phison Electronics Corp.	425,000	20,916
	Gold Circuit Electronics Ltd.	810,000	19,414
	Advantech Co. Ltd.	1,087,687	18,527
	King Yuan Electronics Co. Ltd.	2,684,850	18,134
[1]	Alchip Technologies Ltd.	185,826	17,151
	Formosa Plastics Corp.	9,729,873	16,360
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,522,520	15,853
	Chunghwa Telecom Co. Ltd. ADR	359,947	15,337
	Globalwafers Co. Ltd.	599,000	15,130
[1]	China Steel Corp.	25,687,234	15,029
*	Chang Hwa Commercial Bank Ltd.	18,185,397	14,138
[1]	Nan Ya Printed Circuit Board Corp.	504,000	13,877
	Formosa Chemicals & Fibre Corp.	7,847,306	13,665
	Far EasTone Telecommunications Co. Ltd.	4,204,643	13,649
	Airtac International Group	328,773	13,315
*,1	Powerchip Semiconductor Manufacturing Corp.	8,036,570	13,144
*,1	Gigabyte Technology Co. Ltd.	1,259,000	12,993
	Shanghai Commercial & Savings Bank Ltd.	9,220,528	12,931
	Vanguard International Semiconductor Corp.	2,800,963	12,841
	United Integrated Services Co. Ltd.	383,000	12,817
[1]	International Games System Co. Ltd. Class C	509,000	12,181
[1]	Pegatron Corp.	4,655,038	12,045

		Shares	Market Value ($000)
*	WPG Holdings Ltd.	3,494,000	11,979
[1]	eMemory Technology Inc.	158,000	11,871
[1]	TCC Group Holdings Co. Ltd.	15,744,726	11,789
	Taiwan Mobile Co. Ltd.	3,349,713	11,634
	Tripod Technology Corp.	1,033,000	11,599
[1]	Hotai Motor Co. Ltd.	667,860	11,462
	Powertech Technology Inc.	1,602,000	11,454
[1]	WT Microelectronics Co. Ltd.	1,852,000	11,178
[1]	Inventec Corp.	5,944,064	11,161
*	Lotes Co. Ltd.	195,000	10,990
	Chailease Holding Co. Ltd.	3,088,807	10,604
[1]	E Ink Holdings Inc.	1,825,000	10,560
	Compal Electronics Inc.	9,589,510	10,546
[1]	Silergy Corp.	772,000	9,616
	Taiwan Business Bank	16,760,529	9,406
[1]	AUO Corp.	11,753,600	8,606
[1]	President Chain Store Corp.	1,239,904	8,586
	Synnex Technology International Corp.	2,986,889	8,566
	Eva Airways Corp.	6,362,188	8,488
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,806	7,602
*,1	Caliway Biopharmaceuticals Co. Ltd. Class C	2,359,000	7,473
	Wan Hai Lines Ltd.	2,799,812	7,303
[1]	Walsin Lihwa Corp.	7,371,736	7,074
[1]	Win Semiconductors Corp.	801,000	7,067
*,1	Fortune Electric Co. Ltd.	323,200	6,985
[1]	Micro-Star International Co. Ltd.	1,589,000	6,885
	Hiwin Technologies Corp.	686,664	6,390
[1]	Yang Ming Marine Transport Corp.	4,046,000	6,330
[1]	Catcher Technology Co. Ltd.	1,079,153	6,062
	Far Eastern New Century Corp.	7,195,819	6,030
[1]	Sino-American Silicon Products Inc.	1,261,000	5,969
[1]	Acer Inc.	6,655,396	5,897
	Formosa Petrochemical Corp.	2,667,580	5,761
[1]	Asia Cement Corp.	5,652,519	5,760
[1]	Teco Electric & Machinery Co. Ltd.	2,858,000	5,644
	China Airlines Ltd.	7,212,913	5,000
[1]	Voltronic Power Technology Corp.	161,000	4,723
	Eclat Textile Co. Ltd.	439,398	4,700
[1]	Nien Made Enterprise Co. Ltd.	396,000	4,669
[1]	Chicony Electronics Co. Ltd.	1,360,337	4,430
	Walsin Technology Corp.	666,000	4,354
*	Capital Securities Corp.	3,930,587	4,114
[1]	Foxconn Technology Co. Ltd.	2,369,925	4,103
[1]	Transcend Information Inc.	447,455	3,974
[1]	Pou Chen Corp.	5,228,125	3,868
	Cheng Shin Rubber Industry Co. Ltd.	4,026,222	3,791
[1]	Shihlin Electric & Engineering Corp.	616,000	3,689
	Taiwan High Speed Rail Corp.	4,588,000	3,682
[1]	Eternal Materials Co. Ltd.	1,941,956	3,557
[1]	ASMedia Technology Inc.	87,000	3,495
*,1	Taiwan Glass Industry Corp.	2,286,089	3,159
	Far Eastern International Bank	7,486,277	3,117
	Ruentex Development Co. Ltd.	3,646,550	3,035
[1]	Genius Electronic Optical Co. Ltd.	200,000	2,936
[1]	Parade Technologies Ltd.	168,000	2,879
*,1	Tatung Co. Ltd.	2,980,300	2,229
[1]	Advanced Energy Solution Holding Co. Ltd.	74,000	2,071
[1]	Feng TAY Enterprise Co. Ltd.	965,155	2,035
	Taiwan Fertilizer Co. Ltd.	1,433,000	2,025
[1]	HTC Corp.	1,572,570	1,928
	Taiwan Secom Co. Ltd.	571,725	1,927
	Giant Manufacturing Co. Ltd.	723,548	1,887
	U-Ming Marine Transport Corp.	966,000	1,863
	AUO Corp. ADR	239,639	1,721
[1]	momo.com Inc.	196,070	1,476
[1]	Formosa Sumco Technology Corp.	153,000	1,239
[1]	Yulon Motor Co. Ltd.	1,332,526	1,149
			7,743,735

		Shares	Market Value ($000)
Thailand (0.4%)
	Delta Electronics Thailand PCL	6,786,360	55,566
	PTT PCL	29,325,078	33,805
	Advanced Info Service PCL	2,179,896	24,761
	Kasikornbank PCL	3,277,918	23,916
	Gulf Development PCL	9,674,767	19,286
	Krung Thai Bank PCL	13,432,262	17,744
	Airports of Thailand PCL	9,333,851	17,726
	CP ALL PCL	12,255,875	17,571
	Bangkok Dusit Medical Services PCL Class F	24,867,700	14,282
	PTT Exploration & Production PCL	3,067,061	13,736
	SCB X PCL	2,883,644	13,188
	Central Pattana PCL	5,393,482	11,098
	True Corp. PCL	22,446,512	9,652
	TMBThanachart Bank PCL	85,271,496	7,794
	Siam Cement PCL (Registered)	938,094	7,119
	Bumrungrad Hospital PCL	1,259,205	7,060
	Minor International PCL	8,399,755	5,917
	Kasikornbank PCL NVDR	808,437	5,898
	SCB X PCL NVDR	1,230,600	5,628
[1]	Bangkok Bank PCL NVDR	963,900	5,518
	PTT Global Chemical PCL	5,010,287	5,490
	Charoen Pokphand Foods PCL	7,840,928	5,263
	Siam Cement PCL NVDR	674,880	5,122
	Thai Oil PCL	2,508,902	4,909
	Central Retail Corp. PCL	6,147,097	4,908
	Digital Telecommunications Infrastructure Fund Class F	11,901,439	3,633
[3]	Banpu PCL (Registered)	18,053,608	3,142
	Krungthai Card PCL	2,498,021	2,851
	Bangkok Expressway & Metro PCL	13,814,082	2,788
	Indorama Ventures PCL	3,767,815	2,482
	PTT Oil & Retail Business PCL	5,925,300	2,266
	Ratch Group PCL	1,884,492	2,166
	Thai Union Group PCL Class F	5,797,263	2,113
	Bangkok Bank PCL (Registered)	366,602	2,099
[1]	Home Product Center PCL	10,649,792	2,067
	SCG Packaging PCL	2,171,700	1,971
	Global Power Synergy PCL Class F	1,275,252	1,958
	Electricity Generating PCL	427,779	1,714
	True Corp. PCL NVDR	3,940,799	1,694
[1]	Muangthai Capital PCL	1,597,162	1,629
	Osotspa PCL	3,019,491	1,585
	CP AXTRA PCL	3,430,484	1,526
	Thai Life Insurance PCL	4,223,100	1,470
	Asset World Corp. PCL	16,444,908	1,451
	Land & Houses PCL (Registered)	11,823,408	1,349
*	BTS Group Holdings PCL	17,997,537	1,152
	Carabao Group PCL Class F	719,777	1,102
	Berli Jucker PCL	1,679,682	813
[1]	Bangkok Dusit Medical Services PCL NVDR	1,238,700	711
	Land & Houses PCL NVDR	4,917,800	561
	Central Pattana PCL NVDR	258,400	532
	Bumrungrad Hospital PCL NVDR	50,700	284
	Krung Thai Bank PCL NVDR	166,000	219
	Siam City Cement PCL	7,300	33
			390,318
Turkiye (0.3%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,796,057	20,143
[1]	BIM Birlesik Magazalar A/S	2,047,569	16,818
	Turkiye Petrol Rafinerileri A/S	2,292,262	14,279
	KOC Holding A/S	2,653,050	10,976
	Akbank TAS	7,372,158	9,808
[1]	Turk Hava Yollari AO	1,356,031	8,951
*,1	Destek Finans Faktoring A/S	208,413	7,452
[1]	Eregli Demir ve Celik Fabrikalari TAS	8,303,285	7,422
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,008,532	6,270
[1]	Turkcell Iletisim Hizmetleri A/S	2,925,410	6,166
[1]	Haci Omer Sabanci Holding A/S	3,399,701	6,030
*,1	Yapi ve Kredi Bankasi A/S	8,068,095	5,551

		Shares	Market Value ($000)
	Turkiye Is Bankasi A/S Class C	19,124,934	5,011
	Katilimevim Tasarruf Finansman A/S	1,477,592	4,820
*	Isiklar Enerji ve Yapi Holding A/S	1,133,115	3,995
[1]	Enka Insaat ve Sanayi A/S	2,157,078	3,976
*	Tera Yatirim Teknoloji Holding A/S	3,535,853	3,582
[1]	Turkiye Garanti Bankasi A/S	1,375,405	3,559
	Coca-Cola Icecek A/S	1,854,424	3,557
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	63,301	3,336
[1]	Ford Otomotiv Sanayi A/S	1,840,028	3,102
[1]	Migros Ticaret A/S	204,769	2,693
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	809,890	2,645
*	Peker Gayrimenkul Yatirim Ortakligi A/S	8,178,722	2,531
*,1	Pegasus Hava Tasimaciligi A/S	765,545	2,464
[1]	TAV Havalimanlari Holding A/S	422,912	2,413
[1]	Turkiye Sise ve Cam Fabrikalari A/S	2,735,690	2,403
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,662,135	2,144
	AG Anadolu Grubu Holding A/S	2,870,573	2,143
*,1	Turk Altin Isletmeleri A/S	2,080,433	1,929
*,2	MLP Saglik Hizmetleri A/S	213,732	1,822
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,762
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,574,886	1,723
*	Tera Yatirim Menkul Degerler A/S	453,138	1,709
[1]	Tofas Turk Otomobil Fabrikasi A/S	288,476	1,653
*,1	Sasa Polyester Sanayi A/S	31,494,835	1,638
*	Ral Yatirim Holding A/S	319,315	1,616
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	42,547	1,591
*	Gubre Fabrikalari TAS	170,106	1,424
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	913,736	1,362
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	1,729,602	1,343
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,730,875	1,278
	LDR Turizm A/S	605,969	1,239
*	Kiler Holding A/S	796,001	1,236
[2]	Enerjisa Enerji A/S	537,531	1,231
*,1	Petkim Petrokimya Holding A/S	2,990,404	1,203
*	Turk Telekomunikasyon A/S	1,090,515	1,170
*	Turkiye Vakiflar Bankasi TAO Class D	1,868,919	1,147
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	255,321	1,146
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	633,340	1,135
*,1	Turkiye Halk Bankasi A/S	1,439,973	1,133
*	Aksa Enerji Uretim A/S	569,764	1,129
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	430,350	1,125
	Turkiye Sigorta A/S	8,398,378	1,111
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,297,289	1,068
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,319,671	1,065
*,1	Arcelik A/S	519,598	1,064
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,451,136	1,024
	Enerya Enerji A/S	5,259,786	1,021
	Anadolu Anonim Turk Sigorta Sirketi	1,693,545	970
	Oyak Cimento Fabrikalari A/S	2,218,516	947
	Is Yatirim Menkul Degerler A/S Class A	1,243,871	904
	Aksa Akrilik Kimya Sanayii A/S	3,163,258	865
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	2,176,268	855
[1]	Ulker Biskuvi Sanayi A/S	465,183	844
[1]	Alarko Holding A/S	381,216	810
[1]	Dogus Otomotiv Servis ve Ticaret A/S	200,554	804
*,1	Sok Marketler Ticaret A/S	747,255	802
	Dogan Sirketler Grubu Holding A/S	1,805,076	794
	Tekfen Holding A/S	238,778	776
	Aygaz A/S	139,185	775
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	7,467,916	770
*	CVK Maden Isletmeleri Sanayi VE Ticaret A/S	968,278	769
*,1	Gulermak Agir Sanayi Insaat ve Taahhut A/S	243,008	767
*	LYDIA HOLDING A/S	194,865	764
	Cimsa Cimento Sanayi VE Ticaret A/S	770,852	728
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	349,804	690
*	Investco Holding A/S	44,946	678
[1]	Efor Yatirim Sanayi Ticaret A/S	1,519,167	666
	Is Gayrimenkul Yatirim Ortakligi A/S	1,170,675	652
	Turkiye Sinai Kalkinma Bankasi A/S	2,707,394	623
	Nuh Cimento Sanayi A/S	134,271	612

		Shares	Market Value ($000)
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	833,675	598
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	377,773	595
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	594
*,1	Hektas Ticaret TAS	9,292,484	570
	Borusan Yatirim ve Pazarlama A/S	15,570	560
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	2,779,271	546
*	Turk Traktor ve Ziraat Makineleri A/S	61,889	537
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	67,142	502
	Grainturk Tarim A/S	94,588	489
*	Otokar Otomotiv Ve Savunma Sanayi A/S	74,739	479
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	42,484	466
*,1	MIA Teknoloji A/S	712,517	463
	Ronesans Gayrimenkul Yatirim A/S	107,909	455
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	295,704	425
	Akcansa Cimento A/S	84,012	420
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,504	414
	Agesa Hayat ve Emeklilik A/S	73,502	376
	Iskenderun Demir ve Celik A/S	320,527	362
*	Akfen Yenilenebilir Enerji A/S Class A	705,934	355
	Anadolu Hayat Emeklilik A/S	146,236	353
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	343
*	NET Holding A/S	340,101	326
*	DAP Gayrimenkul Gelistirme A/S Class A	1,729,113	317
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	277
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	274
*	EGE Endustri VE Ticaret A/S	2,402	266
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	277,609	259
	Ozak Gayrimenkul Yatirim Ortakligi	826,548	221
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	170
*	Politeknik Metal Sanayi ve Ticaret A/S	1,751	168
	Celebi Hava Servisi A/S	4,779	145
*	Konya Cimento Sanayii A/S	1,813	139
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	133
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	1	—
*	Izdemir Enerji Elektrik Uretim A/S	1	—
			244,799
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	10,512,131	55,367
	Emirates Telecommunications Group Co. PJSC	8,283,194	45,881
	Emaar Properties PJSC	14,768,237	44,077
	Emirates NBD Bank PJSC	4,298,451	35,304
	Abu Dhabi Commercial Bank PJSC	7,493,133	30,528
	Abu Dhabi Islamic Bank PJSC	3,470,707	20,049
	Aldar Properties PJSC	9,011,698	18,181
	Dubai Electricity & Water Authority PJSC	21,486,332	16,026
	Adnoc Gas plc	16,544,337	14,847
	Dubai Islamic Bank PJSC	6,969,225	13,812
*	Two Point Zero Group PJSC	25,217,486	13,638
	ADNOC Drilling Co. PJSC	6,250,383	9,922
	Abu Dhabi National Oil Co. for Distribution PJSC	6,851,204	7,461
	Air Arabia PJSC	5,381,204	7,137
	Emaar Development PJSC	1,926,354	6,779
	ADNOC Logistics & Services	3,908,756	6,595
	Salik Co. PJSC	4,349,587	6,285
	Agility Global plc	12,374,881	5,701
	Dubai Investments PJSC	4,868,737	4,771
	Borouge plc	6,952,239	4,542
*	Modon Holding PSC	5,762,396	4,468
	Americana Restaurants International plc - Foreign Co. (XADS)	6,303,219	3,731
	NMDC Group PJSC	529,023	3,281
	Talabat Holding plc	10,840,665	3,096
*	Abu Dhabi Ports Co. PJSC	2,028,176	2,703
	Parkin Co. PJSC	1,739,752	2,612
*	Apex Investments Co. PSC	2,835,184	2,475
	Emirates Central Cooling Systems Corp.	4,863,489	2,085
	Lulu Retail Holdings plc	7,695,689	2,005
	Fertiglobe plc	2,720,054	1,974
*	Presight AI Holding plc	1,725,586	1,593
	Dubai Financial Market PJSC	3,818,157	1,462

		Shares	Market Value ($000)
*	Space42 plc	2,396,290	1,057
*	Phoenix Group plc	6,472,504	836
	Americana Restaurants International plc - Foreign Co.	314,626	188
			400,469
United Kingdom (8.5%)
	HSBC Holdings plc	40,871,559	870,372
	Shell plc (XLON)	13,371,345	612,029
	AstraZeneca plc	3,572,361	607,695
	Rolls-Royce Holdings plc	19,988,253	398,759
	Unilever plc	5,022,858	319,592
	British American Tobacco plc	4,836,508	293,387
	BP plc	37,373,562	280,794
	GSK plc	9,501,592	247,069
	Rio Tinto plc	2,465,919	239,612
	Barclays plc	32,497,565	223,373
	Lloyds Banking Group plc	139,457,709	215,548
	BAE Systems plc	6,987,488	197,811
	National Grid plc	11,827,308	189,306
	NatWest Group plc	18,997,330	179,195
*	Glencore plc	24,148,021	177,859
	Anglo American plc	2,612,793	132,264
	Compass Group plc	4,049,407	128,592
	London Stock Exchange Group plc	1,120,796	126,081
	Standard Chartered plc	4,259,368	125,939
	Diageo plc	5,307,501	116,597
	Reckitt Benckiser Group plc (XLON)	1,527,408	107,800
	Haleon plc	21,170,456	103,641
	Tesco plc	14,902,183	98,089
	RELX plc	2,737,488	96,283
	3i Group plc	2,373,141	91,361
	SSE plc	2,885,769	91,171
	Prudential plc (XLON)	6,000,101	90,173
	Experian plc	2,142,534	80,837
	Sunbelt Rentals Holdings Inc.	975,925	69,921
	Vodafone Group plc	43,320,164	68,749
	Imperial Brands plc	1,776,939	67,436
	Aviva plc	7,166,996	67,077
	InterContinental Hotels Group plc	336,249	54,374
	Next plc	269,709	54,011
	Legal & General Group plc	13,205,687	53,620
	RELX plc (XLON)	1,494,869	52,794
	Coca-Cola Europacific Partners plc	475,653	52,402
	Halma plc	895,507	42,785
	Segro plc	3,210,884	41,943
	Antofagasta plc	809,922	40,367
	Informa plc	3,017,685	36,151
	BT Group plc	13,243,916	35,860
	United Utilities Group plc	1,772,133	33,005
	Smith & Nephew plc	2,032,631	31,796
	Diploma plc	318,613	31,553
	Coca-Cola HBC AG Class DI	465,373	31,380
	Admiral Group plc	598,962	30,363
	International Consolidated Airlines Group SA Class DI	5,074,567	29,747
	Intertek Group plc	364,892	28,820
	Sage Group plc	2,173,281	28,629
	Bunzl plc	758,323	28,617
	Rentokil Initial plc	5,858,695	26,981
	Marks & Spencer Group plc	4,813,461	26,312
	Severn Trent plc	631,296	25,602
	Smiths Group plc	716,384	25,582
	Pearson plc	1,441,981	24,333
	Endeavour Mining plc	505,801	24,129
	Beazley plc	1,377,045	23,933
	M&G plc	4,744,748	22,920
	Centrica plc	10,970,939	22,894
	IMI plc	573,605	22,794
	Standard Life plc	1,776,649	22,139
	Weir Group plc	618,691	22,073
	J Sainsbury plc	4,557,902	21,980

		Shares	Market Value ($000)
*	Wise Group plc Class A	1,723,512	20,586
	Hiscox Ltd.	770,168	18,803
	Associated British Foods plc	655,923	18,428
	Melrose Industries plc (XLON)	2,969,382	18,266
	DCC Energy plc	203,307	17,384
	Land Securities Group plc	1,761,392	16,777
	St. James's Place plc	1,174,740	16,692
	Kingfisher plc	3,996,898	16,675
	Spirax Group plc	174,517	16,362
	ICG plc	636,111	16,241
	Fresnillo plc	438,357	14,767
	Schroders plc	1,851,779	14,688
	British Land Co. plc	2,435,687	14,565
	Croda International plc	329,975	14,286
[1]	Metlen Energy & Metals plc	265,478	14,157
[2]	Convatec Group plc	4,634,341	14,003
*	Burberry Group plc	858,604	13,839
[2]	Autotrader Group plc	1,939,353	13,694
	Howden Joinery Group plc	1,277,146	13,609
	Whitbread plc	401,035	13,586
	Barratt Redrow plc	3,164,089	12,575
[1]	Mondi plc	1,042,162	12,565
	Persimmon plc	748,863	11,241
	Rightmove plc	1,784,736	11,189
	Entain plc	1,420,629	10,401
*	Berkeley Group Holdings plc	206,417	9,750
	Taylor Wimpey plc	8,383,074	8,827
	Zegona Communications plc	416,740	8,224
[2]	Airtel Africa plc	1,498,781	6,765
	JD Sports Fashion plc	5,226,145	6,336
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			8,179,582
Total Common Stocks (Cost $55,373,877)			94,394,037
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,908,550	239,838
	Petroleo Brasileiro SA - Petrobras Preference Shares	9,936,158	85,109
	Itau Unibanco Holding SA Preference Shares	5,730,255	48,484
	Volkswagen AG Preference Shares	491,701	42,494
	Itausa SA Preference Shares	13,757,883	37,508
	Henkel AG & Co. KGaA Preference Shares	374,012	32,606
	Banco Bradesco SA Preference Shares	6,329,987	23,014
	Hyundai Motor Co. Preference Shares	97,403	13,418
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	192,703	12,995
*	Axia Energia SA Preference Shares Class C	922,932	9,469
	Gerdau SA Preference Shares	1,728,834	8,519
	FUCHS SE Preference Shares	168,229	7,798
	Cia Energetica de Minas Gerais Preference Shares	3,134,946	7,013
	Hyundai Motor Co. Preference Shares (XKRX)	48,836	6,681
	Grifols SA Preference Shares Class B (XMAD)	631,970	4,929
	Grupo De Inversiones Suramericana SA Preference Shares	343,447	4,866
	Embotelladora Andina SA Preference Shares Class B	959,394	4,778
	Metalurgica Gerdau SA Preference Shares	1,956,022	4,214
	Isa Energia Brasil SA Preference Shares	684,147	3,629
	LG Chem Ltd. Preference Shares	30,842	2,538
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	302,432	2,286
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	7,121	1,891
	LG Electronics Inc. Preference Shares	42,300	1,714
	Korea Investment Holdings Co. Ltd. Preference Shares	13,947	1,453
	Doosan Co. Ltd. Preference Shares	4,379	1,303
	Localiza Rent a Car SA Preference Shares	138,509	998
[3]	Hanwha Corp. Preference Shares	46,605	972
*	Samsung SDI Co. Ltd. Preference Shares	6,183	739
	Amorepacific Corp. Preference Shares (XKRX)	20,385	619
	Grupo Cibest SA Preference Shares	16,040	379
	LG H&H Co. Ltd. Preference Shares	4,479	337
	CJ CheilJedang Corp. Preference Shares	2,823	247
Total Preferred Stocks (Cost $386,773)			612,838

		Shares	Market Value ($000)
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/2040 (Cost $—)	38,387	—
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $1,536,028)	15,361,839	1,536,030
Total Investments (100.7%) (Cost $57,296,678)			96,542,905
Other Assets and Liabilities—Net (-0.7%)			(680,840)
Net Assets (100%)			95,862,065
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $909,448.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $1,837,398, representing 1.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $981,519 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	18	6,767	44
MSCI EAFE Index	September 2026	3,362	534,945	6,087
MSCI Emerging Markets Index	September 2026	3,215	264,000	(18,396)
S&P TSX 60 Index	September 2026	253	75,240	688
				(11,577)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	9/16/2026	CAD	66,791	USD	48,173	—	(429)
Citibank, N.A.	9/16/2026	INR	3,970,770	USD	41,229	213	—
Standard Chartered Bank	9/16/2026	INR	2,241,518	USD	23,341	56	—
Wells Fargo Bank N.A.	9/16/2026	INR	1,963,506	USD	20,335	158	—
Royal Bank of Canada	9/16/2026	INR	1,896,403	USD	19,616	178	—
HSBC Bank plc	9/16/2026	INR	1,327,176	USD	13,839	12	—
BNP Paribas	9/16/2026	INR	994,007	USD	10,338	36	—
Toronto-Dominion Bank	9/16/2026	INR	429,966	USD	4,472	15	—
Deutsche Bank AG	9/16/2026	INR	380,264	USD	3,943	25	—
Wells Fargo Bank N.A.	9/16/2026	JPY	9,288,320	USD	57,864	733	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	7,000,000	USD	43,500	661	—
State Street Bank & Trust Co.	9/16/2026	USD	41,046	AUD	58,530	—	(102)
Royal Bank of Canada	9/16/2026	USD	18,451	BRL	97,423	—	(552)
State Street Bank & Trust Co.	9/16/2026	USD	114,799	CHF	90,379	2,427	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	9,522	DKK	61,376	30	—
Wells Fargo Bank N.A.	9/16/2026	USD	52,367	EUR	45,219	125	—
State Street Bank & Trust Co.	9/16/2026	USD	55,423	GBP	41,380	—	(346)
Royal Bank of Canada	9/16/2026	USD	32,276	HKD	251,642	135	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	USD	74,431	JPY	11,848,911	—	(320)
Toronto-Dominion Bank	9/16/2026	USD	35,822	JPY	5,705,031	—	(169)
Royal Bank of Canada	9/16/2026	USD	17,842	KRW	27,437,714	—	(1,182)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	12,051	NOK	114,187	11	—
State Street Bank & Trust Co.	9/16/2026	USD	24,061	SEK	226,514	213	—
Deutsche Bank AG	9/16/2026	USD	1,092	TWD	34,587	19	—
State Street Bank & Trust Co.	9/16/2026	USD	8,362	ZAR	137,188	89	—
						5,136	(3,100)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $4,385 in connection with open forward currency contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,031,910	37,684	—	9,069,594
Common Stocks—Other	447,801	84,868,790	7,852	85,324,443
Preferred Stocks	250,975	360,891	972	612,838
Warrants	—	—	—	—
Temporary Cash Investments	1,536,030	—	—	1,536,030
Total	11,266,716	85,267,365	8,824	96,542,905
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,819	—	—	6,819
Forward Currency Contracts	—	5,136	—	5,136
Total	6,819	5,136	—	11,955
Liabilities
Futures Contracts[1]	(18,396)	—	—	(18,396)
Forward Currency Contracts	—	(3,100)	—	(3,100)
Total	(18,396)	(3,100)	—	(21,496)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.